UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

Fidelity® Series

100 Index

Fund

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.20%	$ 1,000.00	$ 1,138.50	$ 1.07
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.93	$ 1.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.4	5.3
Apple, Inc.	4.1	4.2
Chevron Corp.	2.7	2.4
General Electric Co.	2.7	2.5
International Business Machines Corp.	2.7	2.7
Procter & Gamble Co.	2.4	2.6
AT&T, Inc.	2.4	2.4
Microsoft Corp.	2.4	2.8
Johnson & Johnson	2.4	2.5
JPMorgan Chase & Co.	2.2	2.2
	29.4
Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	21.4
Energy	14.8	13.5
Financials	13.5	14.5
Consumer Staples	13.1	13.8
Health Care	10.6	10.5
Industrials	10.6	9.2
Consumer Discretionary	7.8	8.1
Telecommunication Services	4.0	4.0
Materials	2.6	2.6
Utilities	1.2	1.3

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 0.7%
Ford Motor Co. (a)	3,257,531	$ 48,602,363
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	898,451	73,259,695
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	306,827	60,349,803
Media - 3.0%
Comcast Corp. Class A	2,391,019	60,349,320
News Corp. Class A	1,966,665	36,068,636
The Walt Disney Co.	1,635,408	68,082,035
Time Warner, Inc.	941,108	34,284,564
		198,784,555
Multiline Retail - 0.5%
Target Corp.	609,774	30,202,106
Specialty Retail - 1.2%
Home Depot, Inc.	1,411,292	51,201,674
Lowe's Companies, Inc.	1,188,408	28,688,169
		79,889,843
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	329,650	27,838,943
TOTAL CONSUMER DISCRETIONARY		518,927,308
CONSUMER STAPLES - 13.1%
Beverages - 3.4%
PepsiCo, Inc.	1,366,238	97,166,847
The Coca-Cola Co.	1,975,782	132,001,995
		229,168,842
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	375,920	31,005,882
CVS Caremark Corp.	1,178,221	45,585,370
Wal-Mart Stores, Inc.	1,687,101	93,161,717
Walgreen Co.	794,350	34,657,491
		204,410,460
Food Products - 1.0%
H.J. Heinz Co.	277,141	15,220,584
Kraft Foods, Inc. Class A	1,506,111	52,668,702
		67,889,286
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.0%
Colgate-Palmolive Co.	425,303	$ 37,226,772
Procter & Gamble Co.	2,411,932	161,599,444
		198,826,216
Personal Products - 0.2%
Avon Products, Inc.	370,107	10,995,879
Tobacco - 2.4%
Altria Group, Inc.	1,801,541	50,551,240
Philip Morris International, Inc.	1,547,624	111,042,022
		161,593,262
TOTAL CONSUMER STAPLES		872,883,945
ENERGY - 14.8%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	373,969	27,647,528
Halliburton Co.	786,549	39,445,432
National Oilwell Varco, Inc.	362,611	26,318,306
Schlumberger Ltd.	1,172,038	100,467,097
		193,878,363
Oil, Gas & Consumable Fuels - 11.9%
Apache Corp.	329,612	41,069,655
Chevron Corp.	1,728,743	181,362,428
ConocoPhillips	1,231,160	90,145,535
Devon Energy Corp.	367,717	30,913,968
Exxon Mobil Corp.	4,270,163	356,430,506
Occidental Petroleum Corp.	699,996	75,494,569
Williams Companies, Inc.	504,821	15,846,331
		791,262,992
TOTAL ENERGY		985,141,355
FINANCIALS - 13.5%
Capital Markets - 1.9%
Bank of New York Mellon Corp. (d)	1,069,417	30,061,312
Goldman Sachs Group, Inc.	448,241	63,080,956
Morgan Stanley	1,331,041	32,157,951
		125,300,219
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.6%
U.S. Bancorp, Delaware	1,655,109	$ 42,370,790
Wells Fargo & Co.	4,536,676	128,705,498
		171,076,288
Consumer Finance - 1.0%
American Express Co.	900,859	46,484,324
Capital One Financial Corp.	393,851	21,401,863
		67,886,187
Diversified Financial Services - 5.3%
Bank of America Corp.	8,715,965	102,412,589
Citigroup, Inc.	2,502,197	102,965,407
JPMorgan Chase & Co.	3,430,452	148,332,744
		353,710,740
Insurance - 2.6%
Allstate Corp.	456,219	14,316,152
Berkshire Hathaway, Inc. Class B (a)	1,490,622	117,863,482
MetLife, Inc.	908,661	40,071,950
		172,251,584
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co. (d)	462,604	9,964,490
TOTAL FINANCIALS		900,189,508
HEALTH CARE - 10.6%
Biotechnology - 1.2%
Amgen, Inc. (a)	802,994	48,613,257
Gilead Sciences, Inc. (a)	684,853	28,585,764
		77,199,021
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	498,980	29,699,290
Medtronic, Inc.	920,908	37,480,956
		67,180,246
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	941,851	46,103,606
Pharmaceuticals - 7.7%
Abbott Laboratories	1,332,721	69,634,672
Bristol-Myers Squibb Co.	1,466,067	42,164,087
Johnson & Johnson	2,355,465	158,499,240
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,655,035	$ 97,572,536
Pfizer, Inc.	6,885,190	147,687,326
		515,557,861
TOTAL HEALTH CARE		706,040,734
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.3%
General Dynamics Corp.	320,960	23,821,651
Honeywell International, Inc.	675,257	40,211,554
Lockheed Martin Corp.	247,052	19,245,351
Raytheon Co. (d)	309,755	15,605,457
The Boeing Co.	634,072	49,476,638
United Technologies Corp.	792,663	69,572,032
		217,932,683
Air Freight & Logistics - 1.3%
FedEx Corp.	271,284	25,403,034
United Parcel Service, Inc. Class B	850,070	62,471,644
		87,874,678
Electrical Equipment - 0.5%
Emerson Electric Co.	649,415	35,425,588
Industrial Conglomerates - 3.6%
3M Co.	612,981	57,853,147
General Electric Co.	9,144,252	179,593,109
		237,446,256
Machinery - 0.9%
Caterpillar, Inc.	550,131	58,203,860
Road & Rail - 1.0%
Norfolk Southern Corp.	306,668	22,481,831
Union Pacific Corp.	422,832	44,384,675
		66,866,506
TOTAL INDUSTRIALS		703,749,571
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 2.5%
Cisco Systems, Inc.	4,760,506	79,976,501
QUALCOMM, Inc.	1,415,533	82,936,078
		162,912,579
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 6.3%
Apple, Inc. (a)	793,371	$ 275,958,235
Dell, Inc. (a)	1,446,197	23,254,848
EMC Corp. (a)	1,781,397	50,716,373
Hewlett-Packard Co.	1,872,639	69,999,246
		419,928,702
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	215,969	114,251,920
IT Services - 3.6%
International Business Machines Corp.	1,050,220	177,413,665
MasterCard, Inc. Class A	83,223	23,889,162
Visa, Inc. Class A	417,343	33,829,824
		235,132,651
Office Electronics - 0.2%
Xerox Corp.	1,205,146	12,304,541
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	4,726,063	106,383,678
Texas Instruments, Inc.	1,009,327	35,629,243
		142,012,921
Software - 4.1%
Microsoft Corp.	6,367,523	159,251,750
Oracle Corp.	3,350,238	114,645,144
		273,896,894
TOTAL INFORMATION TECHNOLOGY		1,360,440,208
MATERIALS - 2.6%
Chemicals - 1.7%
Dow Chemical Co.	1,005,771	36,338,506
E.I. du Pont de Nemours & Co.	793,677	42,302,984
Monsanto Co. (d)	462,187	32,833,764
		111,475,254
Metals & Mining - 0.9%
Alcoa, Inc.	915,149	15,383,655
Freeport-McMoRan Copper & Gold, Inc.	815,089	42,091,196
		57,474,851
TOTAL MATERIALS		168,950,105
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	5,090,709	$ 160,662,776
Verizon Communications, Inc.	2,435,431	89,940,467
		250,603,243
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)(d)	2,575,152	15,064,639
TOTAL TELECOMMUNICATION SERVICES		265,667,882
UTILITIES - 1.2%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	414,054	15,816,863
Entergy Corp.	154,182	10,507,503
Exelon Corp.	569,971	23,853,286
Southern Co.	728,212	29,186,737
		79,364,389
TOTAL COMMON STOCKS (Cost $6,877,132,301)		6,561,355,005
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.26% 6/30/11 to 9/29/11 (e) (Cost $9,848,742)	$ 9,850,000	9,849,339
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	56,757,951	$ 56,757,951
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	35,410,675	35,410,675
TOTAL MONEY MARKET FUNDS (Cost $92,168,626)		92,168,626
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $6,979,149,669)		6,663,372,970
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(13,273,771)
NET ASSETS - 100%		$ 6,650,099,199
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
378 CME E-mini S&P 500 Index Contracts	June 2011	$ 25,399,710	$ 637,488
186 CME S&P 500 Index Contracts	June 2011	62,491,350	87,134
TOTAL EQUITY INDEX CONTRACTS		$ 87,891,060	$ 724,622

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,999,470.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,841
Fidelity Securities Lending Cash Central Fund	20,820
Total	$ 65,661
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 518,927,308	$ 518,927,308	$ -	$ -
Consumer Staples	872,883,945	872,883,945	-	-
Energy	985,141,355	985,141,355	-	-
Financials	900,189,508	900,189,508	-	-
Health Care	706,040,734	706,040,734	-	-
Industrials	703,749,571	703,749,571	-	-
Information Technology	1,360,440,208	1,360,440,208	-	-
Materials	168,950,105	168,950,105	-	-
Telecommunication Services	265,667,882	265,667,882	-	-
Utilities	79,364,389	79,364,389	-	-
U.S. Government and Government Agency Obligations	9,849,339	-	9,849,339	-
Money Market Funds	92,168,626	92,168,626	-	-
Total Investments in Securities:	$ 6,663,372,970	$ 6,653,523,631	$ 9,849,339	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 724,622	$ 724,622	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 724,622	$ -
Total Value of Derivatives	$ 724,622	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $802,801,874 of which $2,126,258, $83,145,934, $420,211,102 and $297,318,580 will expire in fiscal 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,824,175) - See accompanying schedule: Unaffiliated issuers (cost $6,886,981,043)	$ 6,571,204,344
Fidelity Central Funds (cost $92,168,626)	92,168,626
Total Investments (cost $6,979,149,669)		$ 6,663,372,970
Cash		1
Receivable for fund shares sold		7,518,185
Dividends receivable		16,921,960
Distributions receivable from Fidelity Central Funds		12,417
Receivable for daily variation on futures contracts		864,595
Total assets		6,688,690,128

Liabilities
Payable for fund shares redeemed	2,082,014
Accrued management fee	1,098,240
Collateral on securities loaned, at value	35,410,675
Total liabilities		38,590,929

Net Assets		$ 6,650,099,199
Net Assets consist of:
Paid in capital		$ 7,724,495,063
Undistributed net investment income		51,973,562
Accumulated undistributed net realized gain (loss) on investments		(811,317,349)
Net unrealized appreciation (depreciation) on investments		(315,052,077)
Net Assets, for 715,005,918 shares outstanding		$ 6,650,099,199
Net Asset Value, offering price and redemption price per share ($6,650,099,199 ÷ 715,005,918 shares)		$ 9.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 67,254,001
Interest		8,314
Income from Fidelity Central Funds		65,661
Total income		67,327,976

Expenses
Management fee	$ 6,398,838
Independent trustees' compensation	16,014
Interest	986
Miscellaneous	10,782
Total expenses before reductions	6,426,620
Expense reductions	(4)	6,426,616
Net investment income (loss)		60,901,360
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,483,205
Futures contracts	8,794,353
Total net realized gain (loss)		29,277,558
Change in net unrealized appreciation (depreciation) on: Investment securities	713,110,603
Futures contracts	1,744,005
Total change in net unrealized appreciation (depreciation)		714,854,608
Net gain (loss)		744,132,166
Net increase (decrease) in net assets resulting from operations		$ 805,033,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 60,901,360	$ 118,459,750
Net realized gain (loss)	29,277,558	(279,474,773)
Change in net unrealized appreciation (depreciation)	714,854,608	483,847,757
Net increase (decrease) in net assets resulting from operations	805,033,526	322,832,734
Distributions to shareholders from net investment income	(119,307,398)	(130,745,785)
Share transactions Proceeds from sales of shares	880,659,370	1,656,517,472
Reinvestment of distributions	119,307,398	130,745,785
Cost of shares redeemed	(832,018,157)	(2,021,604,650)
Net increase (decrease) in net assets resulting from share transactions	167,948,611	(234,341,393)
Total increase (decrease) in net assets	853,674,739	(42,254,444)

Net Assets
Beginning of period	5,796,424,460	5,838,678,904
End of period (including undistributed net investment income of $51,973,562 and undistributed net investment income of $110,379,600, respectively)	$ 6,650,099,199	$ 5,796,424,460
Other Information Shares
Sold	97,934,220	207,372,332
Issued in reinvestment of distributions	13,872,953	16,508,306
Redeemed	(92,499,315)	(253,532,352)
Net increase (decrease)	19,307,858	(29,651,714)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.33	$ 8.05	$ 6.84	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.09	.17	.18	.22	.15
Net realized and unrealized gain (loss)	1.05	.29	1.23	(4.06)	.64
Total from investment operations	1.14	.46	1.41	(3.84)	.79
Distributions from net investment income	(.17)	(.18)	(.20)	(.11)	-
Net asset value, end of period	$ 9.30	$ 8.33	$ 8.05	$ 6.84	$ 10.79
Total ReturnB,C	13.85%	5.83%	21.29%	(35.95)%	7.90%
Ratios to Average Net AssetsE,H
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%A
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%A
Expenses net of all reductions	.20%A	.20%	.20%	.19%	.19%A
Net investment income (loss)	1.90%A	2.06%	2.64%	2.38%	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,650,099	$ 5,796,424	$ 5,838,679	$ 5,217,501	$ 6,400,763
Portfolio turnover rateF	8%A	6%	18%	6%	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 29, 2007 (commencement of operations) to November 30, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures transactions, contributions in kind, market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 768,937,025
Gross unrealized depreciation	(1,106,783,309)
Net unrealized appreciation (depreciation) on securities and other investments	$ (337,846,284)
Tax cost	$ 7,001,219,254

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $8,794,353 and a change in net unrealized appreciation (depreciation) of $1,744,005 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $341,857,231 and $246,369,530, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,693,800.43%		$ 986

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,782 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,820. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

HUN-SANN-0711
1.842446.104

Fidelity®

Nasdaq Composite® Index

Fund

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.35%	$ 1,000.00	$ 1,137.70	$ 1.87
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.19	$ 1.77

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.5	7.3
Microsoft Corp.	4.9	5.6
Oracle Corp.	4.0	3.5
Google, Inc. Class A	3.1	3.5
Intel Corp.	2.9	3.0
QUALCOMM, Inc.	2.3	1.9
Cisco Systems, Inc.	2.2	2.8
Amazon.com, Inc.	2.1	2.0
Amgen, Inc.	1.3	1.3
Comcast Corp. Class A	1.2	1.1
	31.5
Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	51.2	51.1
Consumer Discretionary	16.0	14.9
Health Care	13.3	12.6
Financials	7.1	6.9
Industrials	5.2	5.2
Consumer Staples	2.3	2.0
Energy	1.8	1.6
Telecommunication Services	1.5	1.6
Materials	1.2	1.2
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,488	$ 24,745
Ballard Power Systems, Inc. (a)	6,442	11,302
China Automotive Systems, Inc. (a)(d)	2,230	15,945
China XD Plastics Co. Ltd. (a)(d)	4,588	18,811
Dorman Products, Inc. (a)	1,496	56,639
Exide Technologies (a)	5,824	57,425
Federal-Mogul Corp. Class A (a)	7,939	183,867
Fuel Systems Solutions, Inc. (a)	1,416	35,315
Gentex Corp.	11,266	330,657
Motorcar Parts of America, Inc. (a)	1,158	17,775
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	963	4,748
Shiloh Industries, Inc.	1,044	11,421
SORL Auto Parts, Inc. (a)	1,464	7,305
Spartan Motors, Inc.	2,787	13,350
Strattec Security Corp.	415	9,927
Wonder Auto Technology, Inc. (a)(d)	2,915	15,799
		815,031
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	3,592	7,184
Tesla Motors, Inc. (a)(d)	7,459	224,814
		231,998
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,524	11,598
Core-Mark Holding Co., Inc. (a)	1,192	42,602
LKQ Corp. (a)	11,401	303,153
Pool Corp.	4,046	122,351
Weyco Group, Inc.	1,363	32,821
		512,525
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	1,506	65,933
Apollo Group, Inc. Class A (non-vtg.) (a)	11,441	470,340
Archipelago Learning, Inc. (a)(d)	2,692	28,562
Cambium Learning Group, Inc. (a)	3,505	11,637
Capella Education Co. (a)	1,212	58,588
Career Education Corp. (a)	6,010	129,215
ChinaCast Education Corp. (a)(d)	5,272	29,681
ChinaEdu Corp. sponsored ADR (a)	1,016	6,563
Coinstar, Inc. (a)(d)	2,587	137,447
Collectors Universe, Inc.	712	9,989
Corinthian Colleges, Inc. (a)(d)	6,096	23,531
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management Corp. (a)(d)	10,667	$ 229,661
Global Education & Technology Group Ltd. ADR (a)	620	3,615
Grand Canyon Education, Inc. (a)	3,280	42,312
Learning Tree International, Inc.	1,097	10,400
Lincoln Educational Services Corp.	1,850	27,066
Matthews International Corp. Class A	2,332	91,158
National American University Holdings, Inc.	1,829	13,772
Nobel Learning Communities, Inc. (a)	750	8,633
Princeton Review, Inc. (a)	2,376	523
Steiner Leisure Ltd. (a)	1,260	63,000
Stewart Enterprises, Inc. Class A	6,460	48,127
StoneMor Partners LP	1,515	39,420
Strayer Education, Inc.	1,084	130,275
		1,679,448
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	2,444	40,522
Ambassadors Group, Inc.	1,175	11,186
Ameristar Casinos, Inc.	2,526	56,734
Benihana, Inc. (a)	789	7,922
Benihana, Inc. Class A (sub. vtg.) (a)	376	3,801
BJ's Restaurants, Inc. (a)	2,300	117,829
Bob Evans Farms, Inc.	2,352	73,735
Bravo Brio Restaurant Group, Inc.	1,420	31,524
Buffalo Wild Wings, Inc. (a)	1,503	94,148
California Pizza Kitchen, Inc. (a)	1,973	36,323
Caribou Coffee Co., Inc. (a)	2,780	29,551
Carrols Restaurant Group, Inc. (a)	1,638	15,315
Century Casinos, Inc. (a)	4,418	12,547
China Lodging Group Ltd. ADR (a)(d)	1,825	34,529
Churchill Downs, Inc.	1,407	61,458
Cosi, Inc. (a)	1,996	2,236
Cracker Barrel Old Country Store, Inc.	1,915	90,733
Ctrip.com International Ltd. sponsored ADR (a)	11,522	518,490
Denny's Corp. (a)	9,181	37,550
Einstein Noah Restaurant Group, Inc.	1,406	21,090
eLong, Inc. sponsored ADR (a)	893	20,771
Empire Resorts, Inc. (a)(d)	4,691	2,720
Famous Dave's of America, Inc. (a)	1,672	16,653
Gaming Partners International Corp.	597	4,555
Great Wolf Resorts, Inc. (a)	3,173	9,456
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,406	$ 98,333
International Speedway Corp. Class A	2,364	67,634
Interval Leisure Group, Inc. (a)	4,701	63,746
Isle of Capri Casinos, Inc. (a)	3,470	30,605
Jack in the Box, Inc. (a)	4,121	91,527
Jamba, Inc. (a)	4,136	9,513
Lakes Entertainment, Inc. (a)	2,346	5,443
McCormick & Schmick's Seafood Restaurants (a)	992	9,077
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	14,486	162,533
Monarch Casino & Resort, Inc. (a)	2,000	18,640
Morgans Hotel Group Co. (a)	3,234	27,004
MTR Gaming Group, Inc. (a)	1,922	5,439
Multimedia Games Holdng Co., Inc. (a)	3,590	19,817
O'Charleys, Inc. (a)	1,573	11,404
P.F. Chang's China Bistro, Inc.	1,700	68,663
Panera Bread Co. Class A (a)	2,304	288,069
Papa John's International, Inc. (a)	2,041	67,618
Peet's Coffee & Tea, Inc. (a)	1,065	54,198
Penn National Gaming, Inc. (a)	6,123	247,982
PokerTek, Inc. (a)(d)	228	337
Premier Exhibitions, Inc. (a)	6,939	10,200
Red Robin Gourmet Burgers, Inc. (a)	1,445	53,032
Rick's Cabaret International, Inc. (a)	524	5,025
Ruth's Hospitality Group, Inc. (a)	3,483	18,634
Scientific Games Corp. Class A (a)	6,896	67,995
Shuffle Master, Inc. (a)	4,163	45,335
Sonic Corp. (a)	4,845	55,669
Starbucks Corp.	58,231	2,142,318
Texas Roadhouse, Inc. Class A	5,357	92,301
The Cheesecake Factory, Inc. (a)	4,736	150,463
Town Sports International Holdings, Inc. (a)	1,521	10,115
Wynn Resorts Ltd.	9,671	1,416,995
		6,767,042
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	8,007
Cavco Industries, Inc. (a)	956	41,261
CTI Industries Corp.	672	3,568
Deer Consumer Products, Inc. (d)	2,580	18,137
Dixie Group, Inc. (a)	767	3,214
Flexsteel Industries, Inc.	620	9,213
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Garmin Ltd. (d)	16,103	$ 548,790
Helen of Troy Ltd. (a)	2,217	71,809
Hooker Furniture Corp.	696	7,656
iRobot Corp. (a)	2,106	70,762
Lifetime Brands, Inc.	634	7,272
SGOCO Technology Ltd. (a)	1,000	3,000
SodaStream International Ltd.	1,273	73,974
Stanley Furniture Co., Inc. (a)	825	4,224
Universal Electronics, Inc. (a)	1,462	37,266
		908,153
Internet & Catalog Retail - 3.6%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	5,416
Amazon.com, Inc. (a)	35,364	6,955,745
Bidz.com, Inc. (a)	6,158	6,343
Blue Nile, Inc. (a)(d)	1,069	53,450
dELiA*s, Inc. (a)	2,226	3,851
drugstore.com, Inc. (a)	9,138	34,679
Expedia, Inc.	19,509	546,447
Gaiam, Inc. Class A	2,894	14,875
Geeknet, Inc. (a)	449	13,317
Hollywood Media Corp. (a)	7,113	11,452
HSN, Inc. (a)	4,691	165,170
Liberty Media Corp. Interactive Series A (a)	46,814	852,483
MakeMyTrip Ltd. (d)	2,600	60,164
Mecox Lane Ltd. ADR	800	2,736
Netflix, Inc. (a)	4,149	1,123,549
NutriSystem, Inc.	2,035	28,816
Overstock.com, Inc. (a)	2,066	30,019
PetMed Express, Inc.	1,606	20,573
Priceline.com, Inc. (a)	3,852	1,984,512
Shutterfly, Inc. (a)	2,201	133,425
US Auto Parts Network, Inc. (a)	2,459	18,418
ValueVision Media, Inc. Class A (a)	2,649	19,179
Vitacost.com, Inc. (a)	2,000	10,260
		12,094,879
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	819	11,753
Black Diamond, Inc. (a)	1,564	12,887
Escalade, Inc.	749	4,307
Gametech International, Inc. (a)	660	145
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Hasbro, Inc.	10,491	$ 479,858
JAKKS Pacific, Inc. (a)	2,354	46,680
Johnson Outdoors, Inc. Class A (a)	771	12,297
Mattel, Inc.	27,452	724,596
Smith & Wesson Holding Corp. (a)	5,026	17,490
Summer Infant, Inc. (a)	1,750	14,473
		1,324,486
Media - 5.8%
AirMedia Group, Inc. ADR (a)	3,030	11,241
Ascent Media Corp. (a)	1,358	65,143
Beasley Broadcast Group, Inc. Class A (a)	689	3,417
Bona Film Group Ltd. sponsored ADR (d)	800	4,096
Carmike Cinemas, Inc. (a)	1,268	9,206
Central European Media Enterprises Ltd. Class A (a)(d)	4,404	95,677
Charter Communications, Inc. Class A (a)	8,853	500,106
China Yida Holding Co. (a)	1,936	11,500
ChinaNet Online Holdings, Inc. (a)(d)	1,300	2,522
CKX, Inc. (a)	7,153	39,127
Comcast Corp.:
Class A	162,575	4,103,393
Class A (special) (non-vtg.)	54,365	1,280,296
Crown Media Holdings, Inc. Class A (a)(d)	28,919	58,995
CTC Media, Inc.	12,345	248,999
Cumulus Media, Inc. Class A (a)(d)	3,181	12,660
Daily Journal Corp. (a)	100	7,500
DIRECTV (a)	62,032	3,117,728
Discovery Communications, Inc. (a)	10,890	474,368
Discovery Communications, Inc. Class C (a)	11,021	427,945
DISH Network Corp. Class A (a)	16,086	487,084
DreamWorks Animation SKG, Inc. Class A (a)	6,026	144,082
Emmis Communications Corp. Class A (a)	2,486	2,909
Fisher Communications, Inc. (a)	802	23,900
Focus Media Holding Ltd. ADR (a)	9,688	302,750
Global Sources Ltd. (a)	2,562	29,642
Global Traffic Network, Inc. (a)	1,198	13,118
Harris Interactive, Inc. (a)	4,199	3,196
Insignia Systems, Inc.	738	3,506
interCLICK, Inc. (a)	1,301	8,925
Knology, Inc. (a)	3,279	51,185
Lamar Advertising Co. Class A (a)	5,926	172,091
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc.:
Class A (a)(d)	9,347	$ 421,082
Class B (a)	234	10,556
Class C (a)	9,501	406,928
Liberty Media Corp.:
Capital Series A (a)	5,986	545,564
Starz Series A (a)	3,967	302,563
LodgeNet Entertainment Corp. (a)	2,000	7,280
Madison Square Garden Co. Class A (a)	4,933	135,707
MDC Partners, Inc. Class A (sub. vtg.)	2,133	39,183
Morningstar, Inc.	3,820	230,766
National CineMedia, Inc.	4,109	73,181
Navarre Corp. (a)	2,626	4,622
New Frontier Media, Inc. (a)	2,838	4,427
News Corp.:
Class A	143,178	2,625,885
Class B	62,274	1,174,488
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	8,045
Outdoor Channel Holdings, Inc.	1,940	11,834
Private Media Group, Inc. (a)	3,679	2,465
Radio One, Inc. Class D (non-vtg.) (a)(d)	3,233	7,404
ReachLocal, Inc. (d)	2,328	48,865
Reading International, Inc. Class A (a)	2,789	13,666
Rentrak Corp. (a)	996	20,488
RRSat Global Communications Network Ltd.	2,292	17,213
Salem Communications Corp. Class A	1,009	3,632
Scholastic Corp.	2,550	69,462
Sinclair Broadcast Group, Inc. Class A	4,529	43,569
Sirius XM Radio, Inc. (a)	311,112	731,113
Spanish Broadcasting System, Inc. Class A (a)	3,114	2,211
SuperMedia, Inc. (a)(d)	1,700	7,378
Value Line, Inc.	658	9,337
Virgin Media, Inc.	25,187	821,600
VisionChina Media, Inc. ADR (a)(d)	5,356	20,406
Westwood One, Inc. (a)(d)	1,656	9,804
WPP PLC sponsored ADR	1,012	63,118
		19,610,149
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	9,745	621,146
Fred's, Inc. Class A	3,106	45,192
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Gordmans Stores, Inc.	1,550	$ 26,955
Sears Holdings Corp. (a)(d)	8,511	604,281
The Bon-Ton Stores, Inc.	1,410	14,988
Tuesday Morning Corp. (a)	4,055	20,032
		1,332,594
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	3,230	8,850
America's Car Mart, Inc. (a)	1,346	38,025
Ascena Retail Group, Inc. (a)	6,369	213,107
AutoChina International Ltd. (a)(d)	1,476	41,697
bebe Stores, Inc.	6,318	41,888
Bed Bath & Beyond, Inc. (a)	19,858	1,070,148
Big 5 Sporting Goods Corp.	1,981	18,820
Body Central Corp.	1,200	29,088
Books-A-Million, Inc. (d)	1,634	6,160
Cache, Inc. (a)	659	3,420
Casual Male Retail Group, Inc. (a)	2,971	12,924
Charming Shoppes, Inc. (a)	9,910	41,027
Citi Trends, Inc. (a)	1,148	19,172
Coldwater Creek, Inc. (a)	6,864	12,904
Conn's, Inc. (a)	2,376	14,755
Cost Plus, Inc. (a)	2,312	20,900
Destination Maternity Corp.	894	18,434
Finish Line, Inc. Class A	3,833	88,389
Golfsmith International Holdings, Inc. (a)	629	2,755
Hastings Entertainment, Inc. (a)	1,374	6,265
Hibbett Sports, Inc. (a)	2,043	85,071
Hot Topic, Inc.	3,405	26,525
Jos. A. Bank Clothiers, Inc. (a)	2,262	129,160
Kirkland's, Inc. (a)	1,743	22,764
Monro Muffler Brake, Inc.	2,220	71,817
O'Reilly Automotive, Inc. (a)	11,014	662,052
Pacific Sunwear of California, Inc. (a)	4,706	15,012
PetSmart, Inc.	9,121	413,181
Rent-A-Center, Inc.	4,865	157,918
Ross Stores, Inc.	9,367	767,719
rue21, Inc. (a)	2,200	74,448
Select Comfort Corp. (a)	4,300	70,262
Shoe Carnival, Inc. (a)	937	25,505
Staples, Inc.	56,421	949,001
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Stein Mart, Inc.	3,185	$ 31,213
Syms Corp. (a)	1,060	9,985
Tandy Leather Factory, Inc.	800	3,960
The Children's Place Retail Stores, Inc. (a)	2,142	107,614
Tractor Supply Co.	5,651	356,917
Trans World Entertainment Corp. (a)	1,445	2,803
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,687	262,378
Urban Outfitters, Inc. (a)	12,948	394,396
West Marine, Inc. (a)	2,166	22,505
Wet Seal, Inc. Class A (a)	8,704	37,427
Winmark Corp.	446	16,841
Zumiez, Inc. (a)	2,370	72,001
		6,497,203
Textiles, Apparel & Luxury Goods - 0.7%
Cherokee, Inc.	881	16,845
Columbia Sportswear Co.	2,672	175,283
Crocs, Inc. (a)	7,104	161,474
Deckers Outdoor Corp. (a)	2,975	271,023
Exceed Co. Ltd. (a)	1,935	11,417
Fossil, Inc. (a)	5,117	541,583
G-III Apparel Group Ltd. (a)	1,437	61,676
Heelys, Inc. (a)	1,200	2,508
Iconix Brand Group, Inc. (a)	5,810	143,507
Joe's Jeans, Inc. (a)(d)	4,434	3,692
K-Swiss, Inc. Class A (a)	2,810	30,994
Kingold Jewelry, Inc. (a)	2,507	4,312
Lacrosse Footwear, Inc. (d)	760	11,278
LJ International, Inc. (a)(d)	4,357	17,123
lululemon athletica, Inc. (a)	4,190	380,452
Perry Ellis International, Inc. (a)	1,086	33,889
R.G. Barry Corp.	474	5,641
Rocky Brands, Inc. (a)	1,005	11,924
Steven Madden Ltd. (a)	2,267	126,363
Tandy Brands Accessories, Inc. (a)	905	1,756
True Religion Apparel, Inc. (a)	1,926	56,605
Vera Bradley, Inc.	3,107	153,579
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Volcom, Inc.	1,724	$ 42,186
Wacoal Holdings Corp. sponsored ADR	264	15,943
		2,281,053
TOTAL CONSUMER DISCRETIONARY		54,054,561
CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Central European Distribution Corp. (a)	5,280	66,317
Coca-Cola Bottling Co. Consolidated	560	37,794
Craft Brewers Alliance, Inc. (a)	972	8,845
Hansen Natural Corp. (a)	6,889	493,597
Jones Soda Co. (a)	1,719	2,063
MGP Ingredients, Inc.	1,799	14,626
National Beverage Corp.	4,137	58,539
Primo Water Corp.	1,600	22,640
		704,421
Food & Staples Retailing - 1.4%
Andersons, Inc.	1,573	68,158
Arden Group, Inc. Class A	298	26,665
Casey's General Stores, Inc.	2,874	119,127
China Jo-Jo Drugstores, Inc. (a)(d)	1,100	2,365
Costco Wholesale Corp.	34,145	2,816,280
Fresh Market, Inc.	4,000	160,960
Ingles Markets, Inc. Class A	1,509	26,860
Nash-Finch Co.	1,029	38,660
PriceSmart, Inc.	2,391	111,540
QKL Stores, Inc. (a)	3,276	7,961
Spartan Stores, Inc.	1,954	36,442
Susser Holdings Corp. (a)	1,411	20,234
The Pantry, Inc. (a)	1,730	31,953
United Natural Foods, Inc. (a)	3,859	167,905
Village Super Market, Inc. Class A	428	11,244
Whole Foods Market, Inc.	13,565	829,635
Winn-Dixie Stores, Inc. (a)	4,206	38,317
		4,514,306
Food Products - 0.6%
AgFeed Industries, Inc. (a)(d)	2,483	3,079
Alico, Inc.	753	18,765
Bridgford Foods Corp.	433	3,668
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Cal-Maine Foods, Inc.	1,869	$ 55,715
Calavo Growers, Inc. (d)	1,103	24,420
Cresud S.A.C.I.F. y A. sponsored ADR	3,595	62,733
Diamond Foods, Inc.	1,662	123,703
Farmer Brothers Co. (d)	1,539	15,759
GLG Life Tech Corp. (a)	1,584	13,765
Green Mountain Coffee Roasters, Inc. (a)	11,102	914,472
Griffin Land & Nurseries, Inc.	729	20,055
Hain Celestial Group, Inc. (a)	3,381	120,905
Imperial Sugar Co.	1,553	27,597
J&J Snack Foods Corp.	1,443	74,343
John B. Sanfilippo & Son, Inc. (a)	308	2,957
Lancaster Colony Corp.	2,170	131,589
Le Gaga Holdings Ltd. ADR (d)	950	7,543
Lifeway Foods, Inc. (a)	1,041	10,878
Limoneira Co. (d)	700	14,210
Origin Agritech Ltd. (a)(d)	2,765	16,894
Sanderson Farms, Inc.	1,625	71,354
Seneca Foods Corp. Class A (a)	877	24,056
SkyPeople Fruit Juice, Inc. (a)(d)	1,700	4,335
Smart Balance, Inc. (a)	5,777	31,716
Snyders-Lance, Inc.	5,420	115,229
SunOpta, Inc. (a)	4,632	35,991
Yuhe International, Inc. (a)(d)	1,958	10,142
Zhongpin, Inc. (a)(d)	3,093	47,168
		2,003,041
Household Products - 0.0%
Central Garden & Pet Co. (a)	2,553	26,092
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,297	13,048
WD-40 Co.	1,339	56,747
		95,887
Personal Products - 0.1%
China Sky One Medical, Inc. (a)(d)	1,836	5,122
China-Biotics, Inc. (a)(d)	1,652	12,473
Elizabeth Arden, Inc. (a)	2,172	66,746
Inter Parfums, Inc.	2,587	57,638
Mannatech, Inc. (a)	1,708	2,050
Nature's Sunshine Products, Inc. (a)(d)	1,697	24,013
Nutraceutical International Corp. (a)	889	13,922
Parlux Fragrances, Inc. (a)	684	2,421
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Physicians Formula Holdings, Inc. (a)	1,230	$ 5,658
Reliv International, Inc.	923	1,855
Synutra International, Inc. (a)(d)	4,211	46,195
The Female Health Co.	2,003	10,135
		248,228
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	9,400	48,974
TOTAL CONSUMER STAPLES		7,614,857
ENERGY - 1.8%
Energy Equipment & Services - 0.3%
Bronco Drilling Co., Inc. (a)	2,734	30,047
Dawson Geophysical Co. (a)	534	18,928
ENGlobal Corp. (a)	1,250	4,875
Exterran Partners LP	2,564	65,920
Global Industries Ltd. (a)	9,780	61,321
Gulf Island Fabrication, Inc.	1,159	39,406
Hercules Offshore, Inc. (a)	8,686	54,288
Lufkin Industries, Inc.	2,411	218,702
Matrix Service Co. (a)	2,410	32,222
Mitcham Industries, Inc. (a)	452	6,581
OYO Geospace Corp. (a)	502	45,582
Patterson-UTI Energy, Inc.	11,947	374,300
PHI, Inc. (non-vtg.) (a)	1,466	31,079
Recon Technology Ltd. (a)	1,253	1,817
RigNet, Inc.	1,200	20,028
SinoTech Energy Ltd. ADR	1,590	8,252
Tesco Corp. (a)	2,917	59,419
TGC Industries, Inc.	1,256	8,290
Union Drilling, Inc. (a)	1,670	17,435
		1,098,492
Oil, Gas & Consumable Fuels - 1.5%
Abraxas Petroleum Corp. (a)	7,394	32,534
Alliance Holdings GP, LP	4,519	212,348
Alliance Resource Partners LP	2,812	204,967
Amyris, Inc.	3,400	100,334
APCO Oil and Gas International, Inc.	2,299	203,209
Approach Resources, Inc. (a)	2,312	60,204
Atlas Energy, Inc. (a)	5,912	0
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ATP Oil & Gas Corp. (a)(d)	3,994	$ 73,809
BioFuel Energy Corp. (a)	9,168	5,684
BreitBurn Energy Partners LP	4,538	93,891
Brigham Exploration Co. (a)	8,986	279,824
Calumet Specialty Products Partners LP	2,943	64,628
Capital Product Partners LP	3,440	31,958
Carrizo Oil & Gas, Inc. (a)	3,086	117,916
China Integrated Energy, Inc. (a)	2,613	4,327
Clayton Williams Energy, Inc. (a)	1,072	80,389
Clean Energy Fuels Corp. (a)(d)	5,137	73,459
Copano Energy LLC	5,288	177,465
CREDO Petroleum Corp. (a)	813	8,122
Crimson Exploration, Inc. (a)	5,112	19,426
Crosstex Energy LP	4,020	73,687
Crosstex Energy, Inc.	4,501	50,816
Delta Petroleum Corp. (a)(d)	20,508	14,561
Dorchester Minerals LP	3,005	83,239
Double Eagle Petroleum Co. (a)	564	4,083
Eagle Rock Energy Partners LP	6,254	72,671
Energy XXI (Bermuda) Ltd. (a)	5,722	196,322
EV Energy Partners LP	2,597	143,744
FX Energy, Inc. (a)	3,870	33,630
GeoMet, Inc. (a)	2,493	3,241
Georesources, Inc. (a)	1,840	45,577
Gevo, Inc. (a)	2,000	38,560
Golar LNG Ltd. (NASDAQ)	5,361	170,801
Golar LNG Partners LP	1,800	49,824
Green Plains Renewable Energy, Inc. (a)(d)	2,634	27,157
Gulfport Energy Corp. (a)	3,383	100,103
Hallador Energy Co. (d)	1,945	21,395
Isramco, Inc. (a)	192	12,716
Ivanhoe Energy, Inc. (a)(d)	28,100	63,511
James River Coal Co. (a)	2,008	44,015
Knightsbridge Tankers Ltd. (d)	1,852	38,985
L&L Energy, Inc. (a)(d)	2,643	14,325
Legacy Reserves LP	3,227	102,877
LINN Energy LLC/LINN Energy Finance Corp.	13,862	538,677
Magellan Petroleum Corp. (a)	4,557	7,291
Marine Petroleum Trust	475	9,548
Martin Midstream Partners LP	1,573	61,111
Omega Navigation Enterprises, Inc. Class A (a)	768	603
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pacific Ethanol, Inc. (a)(d)	5,548	$ 2,125
Petroleum Development Corp. (a)	1,699	61,759
PostRock Energy Corp. (a)	3,050	18,788
PrimeEnergy Corp. (a)	168	4,289
Ram Energy Resources, Inc. (a)(d)	7,581	12,130
Regency Energy Partners LP	10,765	271,170
Rex Energy Corp. (a)	3,122	40,773
Rosetta Resources, Inc. (a)	4,197	206,283
Sino Clean Energy, Inc. (a)	623	1,545
Solazyme, Inc.	3,000	67,590
StealthGas, Inc. (a)	1,288	6,350
Syntroleum Corp. (a)	7,054	12,909
TC Pipelines LP	3,581	165,299
Top Ships, Inc. (a)	1,897	1,148
Toreador Resources Corp. (a)	1,924	12,044
TORM AS ADR (a)	347	1,863
TransGlobe Energy Corp. (a)	5,544	86,626
Uranium Resources, Inc. (a)(d)	6,787	12,284
Verenium Corp. (a)	1,612	3,417
Warren Resources, Inc. (a)	6,353	24,459
Zion Oil & Gas, Inc. (a)(d)	2,571	14,063
Zion Oil & Gas, Inc. warrants 12/31/12 (a)	392	1,011
		4,895,489
TOTAL ENERGY		5,993,981
FINANCIALS - 7.1%
Capital Markets - 1.5%
American Capital Ltd. (a)	27,387	271,131
BGC Partners, Inc. Class A	5,310	44,126
Calamos Asset Management, Inc. Class A	1,792	26,862
Capital Southwest Corp.	282	26,325
CIFC Deerfield Corp.	1,024	6,707
Cowen Group, Inc. Class A (a)(d)	6,171	25,425
Diamond Hill Investment Group, Inc.	178	14,245
E*TRADE Financial Corp. (a)	21,928	346,682
Edelman Financial Group, Inc.	2,380	18,945
Epoch Holding Corp. (d)	1,806	30,323
FBR Capital Markets Corp. (a)	5,452	19,791
Financial Engines, Inc. (a)	3,504	87,250
FirstCity Financial Corp. (a)	1,173	7,918
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Gleacher & Co., Inc. (a)(d)	12,422	$ 27,701
Harris & Harris Group, Inc. (a)	3,415	19,568
Horizon Technology Finance Corp.	560	8,876
Internet Capital Group, Inc. (a)	3,962	51,625
INTL FCStone, Inc. (a)	1,738	44,927
LPL Investment Holdings, Inc.	8,427	302,866
Medallion Financial Corp.	1,715	16,430
Northern Trust Corp.	18,990	926,522
optionsXpress Holdings, Inc.	4,815	88,115
Penson Worldwide, Inc. (a)(d)	2,074	7,819
Prospect Capital Corp. (d)	6,371	74,604
Rodman & Renshaw Capital Group, Inc. (a)(d)	2,182	3,011
SEI Investments Co.	14,671	346,822
Siebert Financial Corp. (a)	2,067	3,576
T. Rowe Price Group, Inc.	20,238	1,281,065
TD Ameritrade Holding Corp.	44,649	962,186
TradeStation Group, Inc. (a)	3,142	30,603
U.S. Global Investments, Inc. Class A	870	6,890
Virtus Investment Partners, Inc. (a)	399	22,089
		5,151,025
Commercial Banks - 2.8%
1st Source Corp.	1,711	35,965
1st United Bancorp, Inc. (a)	2,920	18,192
Alliance Financial Corp.	376	10,870
American National Bankshares, Inc.	549	11,062
American River Bankshares (a)	684	4,419
Ameris Bancorp	1,504	14,017
AmeriServ Financial, Inc. (a)	1,045	2,268
Ames National Corp.	710	12,290
Arrow Financial Corp.	875	21,473
Associated Banc-Corp.	13,864	195,344
BancFirst Corp.	1,402	56,038
Bancorp Rhode Island, Inc.	498	21,593
Bancorp, Inc., Delaware (a)	3,061	31,008
BancTrust Financial Group, Inc. (a)	1,124	2,743
Bank of Granite Corp. (a)	972	680
Bank of Kentucky Financial Corp.	406	10,101
Bank of Marin Bancorp	428	15,639
Bank of the Ozarks, Inc.	1,395	67,811
Banner Corp.	10,416	29,165
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BCB Bancorp, Inc.	666	$ 7,319
Berkshire Bancorp, Inc. (a)	927	6,267
BNC Bancorp	475	3,605
BOK Financial Corp.	5,205	275,917
Boston Private Financial Holdings, Inc.	6,522	43,045
Bridge Bancorp, Inc.	424	9,294
Bridge Capital Holdings (a)	1,745	18,672
Bryn Mawr Bank Corp.	785	16,477
Camden National Corp.	695	22,782
Cape Bancorp, Inc. (a)	1,699	17,211
Capital Bank Corp. (a)	5,463	21,579
Capital City Bank Group, Inc. (d)	1,669	17,975
Cardinal Financial Corp.	1,972	21,830
Cascade Bancorp (a)(d)	3,128	25,368
Cascade Financial Corp. (a)	1,011	442
Cathay General Bancorp	6,123	99,805
Center Bancorp, Inc.	1,687	17,123
Center Financial Corp. (a)	2,982	19,502
Centerstate Banks of Florida, Inc.	2,198	15,408
Century Bancorp, Inc. Class A (non-vtg.)	318	8,179
Chemical Financial Corp.	2,040	40,147
Citizens & Northern Corp.	811	11,541
Citizens Banking Corp., Michigan (a)	41,950	36,400
City Holding Co.	1,436	46,340
CNB Financial Corp., Pennsylvania	1,981	27,496
CoBiz, Inc.	3,697	23,735
Colony Bankcorp, Inc. (a)	217	746
Columbia Banking Systems, Inc.	3,384	60,878
Commerce Bancshares, Inc.	6,582	281,578
Commonwealth Bankshares, Inc. (a)	311	162
Community Trust Bancorp, Inc.	1,536	42,209
CVB Financial Corp. (d)	8,004	71,796
Danvers Bancorp, Inc.	2,696	60,498
Dearborn Bancorp, Inc. (a)(d)	465	595
Eagle Bancorp, Inc., Maryland (a)	2,319	29,382
East West Bancorp, Inc.	11,541	231,859
Eastern Virgina Bankshares, Inc.	469	1,562
Encore Bancshares, Inc. (a)	828	9,928
Enterprise Bancorp, Inc.	370	6,926
Enterprise Financial Services Corp.	1,516	21,315
Farmers Capital Bank Corp. (a)	175	1,176
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fidelity Southern Corp.	918	$ 6,086
Fifth Third Bancorp	71,771	937,329
Financial Institutions, Inc.	990	16,167
First Bancorp, North Carolina	1,220	14,567
First Busey Corp.	7,187	36,582
First California Financial Group, Inc. (a)	4,861	17,500
First Citizen Bancshares, Inc.	694	135,739
First Community Bancshares, Inc.	1,290	18,757
First Financial Bancorp, Ohio	4,493	71,888
First Financial Bankshares, Inc.	1,823	96,364
First Financial Corp., Indiana	1,190	38,604
First Financial Service Corp. (a)	413	1,388
First Interstate Bancsystem, Inc.	1,287	18,275
First M&F Corp.	312	1,154
First Mariner Bancorp, Inc. (a)	782	437
First Merchants Corp.	3,562	30,099
First Midwest Bancorp, Inc., Delaware	5,604	68,593
First of Long Island Corp.	572	15,410
First Security Group, Inc. (a)	566	357
First South Bancorp, Inc., Virginia	619	2,600
First United Corp.	493	2,514
Firstbank Corp., Michigan	489	2,758
FirstMerit Corp.	8,198	133,545
FNB Corp., North Carolina (a)	602	253
Fulton Financial Corp.	16,129	179,677
German American Bancorp, Inc.	686	12,053
Glacier Bancorp, Inc.	6,332	90,041
Great Southern Bancorp, Inc. (d)	1,078	19,900
Green Bankshares, Inc. (a)(d)	802	2,157
Grupo Financiero Galicia SA sponsored ADR	3,399	39,496
Guaranty Bancorp (a)	2,883	4,180
Hampton Roads Bankshares, Inc. (a)(d)	2,439	64,121
Hancock Holding Co.	3,238	104,620
Hanmi Financial Corp. (a)(d)	19,802	23,762
Hawthorn Bancshares, Inc.	310	2,511
Heartland Financial USA, Inc.	1,634	23,383
Heritage Commerce Corp. (a)	500	2,720
Heritage Financial Corp., Washington	1,562	21,149
Home Bancshares, Inc.	2,133	51,149
Hudson Valley Holding Corp.	1,278	27,975
Huntington Bancshares, Inc.	67,765	447,249
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
IBERIABANK Corp.	2,182	$ 128,193
Independent Bank Corp. (a)	135	346
Independent Bank Corp., Massachusetts	1,594	47,246
International Bancshares Corp.	5,204	88,832
Intervest Bancshares Corp. Class A (a)	539	1,741
Investors Bancorp, Inc. (a)	9,256	138,562
Lakeland Bancorp, Inc.	1,788	18,524
Lakeland Financial Corp.	2,272	50,779
LNB Bancorp, Inc.	836	4,723
Macatawa Bank Corp. (a)(d)	2,923	7,015
Macatawa Bank Corp. rights (a)	2,923	292
MainSource Financial Group, Inc.	1,798	13,845
MB Financial, Inc.	4,194	83,335
MBT Financial Corp. (a)	578	867
Mercantile Bank Corp. (a)	476	4,308
Merchants Bancshares, Inc.	610	15,439
Metro Bancorp, Inc. (a)	1,268	14,290
Metrocorp Bancshares, Inc. (a)	1,279	8,314
Middleburg Financial Corp.	935	14,577
MidWestOne Financial Group, Inc.	465	6,384
Nara Bancorp, Inc. (a)	2,750	23,348
National Bankshares, Inc.	1,054	26,487
National Penn Bancshares, Inc.	13,028	98,361
NBT Bancorp, Inc.	2,710	59,593
NewBridge Bancorp (a)	1,464	6,852
North Valley Bancorp (a)	616	6,277
Northern States Financial Corp. (a)	462	578
Northfield Bancorp, Inc.	3,924	55,525
Northrim Bancorp, Inc.	360	7,117
Old Point Financial Corp.	453	5,273
Old Second Bancorp, Inc. (d)	929	1,068
OmniAmerican Bancorp, Inc. (a)	1,053	15,089
Orrstown Financial Services, Inc.	1,223	31,945
Pacific Capital Bancorp NA (a)(d)	2,578	79,274
Pacific Continental Corp.	1,605	14,878
Pacific Mercantile Bancorp (a)	562	2,040
PacWest Bancorp	2,870	60,557
Park Sterling Corp. (a)	2,400	12,000
Patriot National Bancorp, Inc. (a)	549	1,125
Peapack-Gladstone Financial Corp.	546	7,016
Penns Woods Bancorp, Inc.	361	12,783
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Peoples Bancorp, Inc.	991	$ 12,348
Pinnacle Financial Partners, Inc. (a)(d)	2,472	38,341
Popular, Inc. (a)	80,291	232,844
Porter Bancorp, Inc.	520	3,110
Preferred Bank, Los Angeles California (a)	3,505	5,293
PremierWest Bancorp (a)	661	1,229
PrivateBancorp, Inc.	6,032	98,744
Prosperity Bancshares, Inc.	3,611	157,981
Renasant Corp.	1,973	29,536
Republic Bancorp, Inc., Kentucky Class A	1,724	35,273
Republic First Bancorp, Inc. (a)	1,871	4,584
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	872
Rurban Financial Corp. (a)	723	2,473
S&T Bancorp, Inc.	2,197	40,930
S.Y. Bancorp, Inc.	1,971	48,408
Sandy Spring Bancorp, Inc.	2,008	37,811
SCBT Financial Corp.	1,465	45,679
Seacoast Banking Corp., Florida (a)	4,680	8,424
Shore Bancshares, Inc.	765	5,929
Sierra Bancorp	727	8,026
Signature Bank, New York (a)	3,305	188,121
Silver State Bancorp (a)	100	2
Simmons First National Corp. Class A	1,418	37,067
Southcoast Financial Corp. (a)	534	1,762
Southern Community Financial Corp. (a)	910	1,620
Southside Bancshares, Inc.	1,686	33,990
Southwest Bancorp, Inc., Oklahoma (a)	1,648	20,649
State Bancorp, Inc., New York	2,462	32,006
State Bank Financial Corp. (a)	2,000	34,000
StellarOne Corp.	1,819	22,265
Sterling Bancshares, Inc.	7,588	64,422
Sterling Financial Corp., Washington (a)	4,813	87,356
Suffolk Bancorp	1,427	21,904
Summit Financial Group, Inc. (a)	583	2,122
Sun Bancorp, Inc., New Jersey (a)	5,346	20,529
Susquehanna Bancshares, Inc.	10,711	93,400
SVB Financial Group (a)	3,345	198,626
Taylor Capital Group, Inc. (a)(d)	2,054	19,718
Tennessee Commerce Bancorp, Inc. (a)	1,122	2,850
Texas Capital Bancshares, Inc. (a)	2,903	72,662
The First Bancorp, Inc.	846	12,225
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
TIB Financial Corp. (a)	340	$ 5,474
Tower Bancorp, Inc.	796	16,676
TowneBank (d)	2,286	31,661
Trico Bancshares	1,843	27,405
Trustmark Corp.	4,781	113,979
UMB Financial Corp.	3,258	138,954
Umpqua Holdings Corp.	8,625	103,328
Union/First Market Bankshares Corp.	1,847	23,346
United Bankshares, Inc., West Virginia	3,338	80,947
United Community Banks, Inc., Georgia (a)	10,687	23,405
United Security Bancshares, Inc.	450	3,101
United Security Bancshares, California (d)	985	3,014
Univest Corp. of Pennsylvania	1,063	18,103
Virginia Commerce Bancorp, Inc. (a)	1,689	9,830
VIST Financial Corp.	512	3,645
Washington Banking Co., Oak Harbor	1,761	23,368
Washington Trust Bancorp, Inc.	1,556	36,473
WesBanco, Inc.	2,143	42,453
West Bancorp., Inc.	1,654	12,835
West Coast Bancorp (a)	1,495	26,103
Westamerica Bancorp.	2,241	112,722
Western Liberty Bancorp (a)	1,400	4,942
Whitney Holding Corp.	8,095	108,716
Wilshire Bancorp, Inc. (a)	2,131	6,670
Wintrust Financial Corp.	2,855	92,702
Yadkin Valley Financial Corp. (a)	667	1,567
Zions Bancorporation	14,159	337,409
		9,386,613
Consumer Finance - 0.2%
CompuCredit Holdings Corp. (a)	2,801	10,224
Consumer Portfolio Services, Inc. (a)	1,184	1,291
Credit Acceptance Corp. (a)	2,082	166,560
Dollar Financial Corp. (a)	2,955	67,108
EZCORP, Inc. (non-vtg.) Class A (a)	3,512	115,158
First Cash Financial Services, Inc. (a)	2,475	103,331
Netspend Holdings, Inc.	6,822	57,168
Nicholas Financial, Inc. (a)	993	12,393
QC Holdings, Inc.	1,821	8,067
World Acceptance Corp. (a)	1,195	79,683
		620,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)	2,070	$ 8,487
Asta Funding, Inc.	1,124	8,677
California First National Bancorp	418	6,299
CBOE Holdings, Inc.	3,873	101,937
CME Group, Inc.	5,250	1,500,240
Encore Capital Group, Inc. (a)	1,873	61,978
Interactive Brokers Group, Inc.	3,336	57,246
Life Partners Holdings, Inc. (d)	1,553	7,113
MarketAxess Holdings, Inc.	2,718	65,123
Marlin Business Services Corp. (a)	759	9,374
NewStar Financial, Inc. (a)	3,787	36,999
PICO Holdings, Inc. (a)	1,834	54,708
Portfolio Recovery Associates, Inc. (a)	1,314	113,819
Resource America, Inc. Class A	1,085	6,749
The NASDAQ Stock Market, Inc. (a)	13,729	350,364
		2,389,113
Insurance - 0.8%
21st Century Holding Co.	425	1,190
Alterra Capital Holdings Ltd.	9,270	210,893
American National Insurance Co.	2,080	167,232
Amerisafe, Inc. (a)	1,658	38,366
Amtrust Financial Services, Inc.	4,509	102,490
Arch Capital Group Ltd. (a)	10,167	342,933
Argo Group International Holdings, Ltd.	2,277	67,285
Baldwin & Lyons, Inc. Class B	1,187	26,933
Cincinnati Financial Corp.	12,717	386,851
CNinsure, Inc. ADR (d)	2,816	44,662
Donegal Group, Inc. Class A	1,525	21,365
Eastern Insurance Holdings, Inc.	468	6,154
eHealth, Inc. (a)	1,971	26,135
EMC Insurance Group	882	17,569
Enstar Group Ltd. (a)	1,027	104,477
Erie Indemnity Co. Class A	3,869	275,550
FPIC Insurance Group, Inc. (a)	1,154	47,753
Global Indemnity PLC (a)	1,815	42,054
Greenlight Capital Re, Ltd. (a)	2,430	63,763
Hallmark Financial Services, Inc. (a)	1,598	11,426
Harleysville Group, Inc.	1,985	63,580
Infinity Property & Casualty Corp.	1,165	61,931
Investors Title Co.	370	14,844
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Kansas City Life Insurance Co.	814	$ 24,493
Maiden Holdings Ltd.	5,868	55,159
National Interstate Corp.	1,351	29,168
National Western Life Insurance Co. Class A	280	42,700
Navigators Group, Inc. (a)	1,234	59,010
Presidential Life Corp.	3,187	33,623
Safety Insurance Group, Inc.	1,308	58,729
Selective Insurance Group, Inc.	3,984	66,015
State Auto Financial Corp.	3,084	51,472
Tower Group, Inc.	3,204	77,857
United Fire & Casualty Co.	1,973	37,408
		2,681,070
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	9,443	286,784
Gladstone Commercial Corp.	882	16,934
Investors Real Estate Trust	6,140	59,497
Mission West Properties, Inc.	1,926	15,890
Potlatch Corp.	3,159	113,724
Retail Opportunity Investments Corp.	3,350	36,716
		529,545
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	2,135	76,262
Avatar Holdings, Inc. (a)	1,147	20,405
China HGS Real Estate, Inc. (a)(d)	4,000	9,600
China Housing & Land Development, Inc. (a)(d)	4,266	8,319
China Real Estate Information Corp. ADR (a)	1,625	10,774
Elbit Imaging Ltd. (a)	2,178	14,614
FirstService Corp. (sub. vtg.) (a)	2,137	78,758
Stratus Properties, Inc. (a)	335	4,606
Thomas Properties Group, Inc. (a)	2,004	6,633
ZipRealty, Inc. (a)	624	1,579
		231,550
Thrifts & Mortgage Finance - 0.8%
Abington Bancorp, Inc.	2,376	27,063
America First Tax Exempt Investors LP	6,264	35,705
Anchor BanCorp Wisconsin, Inc. (a)(d)	2,266	1,765
Atlantic Coast Financial Corp. (a)	130	1,019
Bank Mutual Corp.	4,433	18,087
BankFinancial Corp.	1,864	15,844
Beneficial Mutual Bancorp, Inc. (a)	7,499	63,067
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Berkshire Hills Bancorp, Inc.	1,600	$ 35,280
BofI Holding, Inc. (a)	1,645	24,905
Brookline Bancorp, Inc., Delaware	4,768	41,625
Brooklyn Federal Bancorp, Inc.	773	317
Camco Financial Corp. (a)	727	1,309
Capitol Federal Financial, Inc.	12,864	153,725
CFS Bancorp, Inc.	485	2,769
Charter Financial Corp., Georgia	1,600	16,400
Chicopee Bancorp, Inc. (a)	716	10,389
Citizens South Banking Corp., Delaware	668	2,973
Clifton Savings Bancorp, Inc.	1,915	21,027
Dime Community Bancshares, Inc.	3,457	48,467
Eagle Bancorp Montana, Inc.	1,100	12,023
ESB Financial Corp.	1,496	17,144
ESSA Bancorp, Inc.	1,551	18,271
First Advantage Bancorp	249	3,093
First Defiance Financial Corp. (a)	1,088	15,526
First Federal Bancshares of Arkansas, Inc. (a)(d)	113	1,003
First Federal Bancshares of Arkansas, Inc. rights (a)	114	2,011
First Financial Holdings, Inc.	1,653	16,530
First Financial Northwest, Inc. (a)(d)	2,916	16,971
First Niagara Financial Group, Inc.	24,019	341,070
First PacTrust Bancorp, Inc.	595	9,294
First Place Financial Corp. (a)	740	1,110
Flushing Financial Corp.	2,335	31,336
Fox Chase Bancorp, Inc.	1,170	15,549
Heritage Financial Group, Inc.	681	8,002
HMN Financial, Inc. (a)	448	1,178
Home Federal Bancorp, Inc.	1,430	15,916
Hudson City Bancorp, Inc.	41,207	376,220
Kaiser Federal Financial Group, Inc.	527	6,556
Kearny Financial Corp.	5,686	53,562
Legacy Bancorp, Inc.	898	12,213
Louisiana Bancorp, Inc. (a)	334	5,117
LSB Financial Corp.	136	2,172
Meridian Interstate Bancorp, Inc. (a)(d)	2,072	27,537
MutualFirst Financial, Inc.	550	4,670
NASB Financial, Inc. (a)(d)	486	6,031
Northeast Community Bancorp, Inc.	696	4,712
Northwest Bancshares, Inc.	8,588	107,779
OceanFirst Financial Corp.	1,772	24,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Oritani Financial Corp.	4,328	$ 54,187
Parkvale Financial Corp.	256	2,703
People's United Financial, Inc.	28,601	381,823
Provident Financial Holdings, Inc.	1,514	11,673
Provident New York Bancorp	3,587	33,036
Prudential Bancorp, Inc. of Pennsylvania	1,172	7,220
Pulaski Financial Corp.	484	3,533
PVF Capital Corp. (a)	1,421	2,700
Riverview Bancorp, Inc. (a)	1,020	2,999
Rockville Financial, Inc.	2,293	21,829
Roma Financial Corp.	2,638	28,781
Severn Bancorp, Inc. (a)	677	2,647
SI Financial Group, Inc.	1,048	10,711
Territorial Bancorp, Inc.	974	19,675
TFS Financial Corp.	23,646	242,372
Timberland Bancorp, Inc. (a)	250	1,383
Tree.com, Inc. (a)	969	5,514
Trustco Bank Corp., New York	5,917	35,029
United Community Financial Corp., Ohio (a)	1,934	2,379
United Financial Bancorp, Inc.	2,852	45,603
ViewPoint Financial Group	2,729	35,559
Washington Federal, Inc.	8,703	138,291
Waterstone Financial, Inc. (a)(d)	2,022	5,601
Westfield Financial, Inc.	4,429	37,292
WSFS Financial Corp.	840	35,087
		2,846,058
TOTAL FINANCIALS		23,835,957
HEALTH CARE - 13.3%
Biotechnology - 6.0%
3SBio, Inc. sponsored ADR (a)	1,920	35,616
Aastrom Biosciences, Inc. (a)(d)	2,172	7,102
Acadia Pharmaceuticals, Inc. (a)	2,336	4,415
Achillion Pharmaceuticals, Inc. (a)	6,512	48,775
Acorda Therapeutics, Inc. (a)	2,897	95,166
AEterna Zentaris, Inc. (sub. vtg.) (a)	9,090	23,172
Affymax, Inc. (a)	3,457	24,476
Agenus, Inc. (a)(d)	9,659	8,886
Alexion Pharmaceuticals, Inc. (a)	14,358	680,856
Alkermes, Inc. (a)	7,512	137,620
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Allos Therapeutics, Inc. (a)	7,271	$ 15,996
Alnylam Pharmaceuticals, Inc. (a)	3,693	38,666
AMAG Pharmaceuticals, Inc. (a)	2,012	37,142
Amarin Corp. PLC ADR (a)	2,975	56,733
Amgen, Inc. (a)	73,035	4,421,539
Amicus Therapeutics, Inc. (a)	2,472	18,416
Amylin Pharmaceuticals, Inc. (a)	11,610	161,263
Anadys Pharmaceuticals, Inc. (a)	4,427	5,489
Anthera Pharmaceuticals, Inc. (a)(d)	3,099	25,195
Ardea Biosciences, Inc. (a)	2,035	50,855
Arena Pharmaceuticals, Inc. (a)(d)	7,480	10,771
ARIAD Pharmaceuticals, Inc. (a)	9,358	81,227
ArQule, Inc. (a)	4,918	35,508
Array Biopharma, Inc. (a)	3,726	9,948
AspenBio Pharma, Inc. (a)	1,506	1,145
Athersys, Inc. (a)(d)	2,708	7,867
AVEO Pharmaceuticals, Inc. (a)	2,539	46,540
AVI BioPharma, Inc. (a)(d)	10,138	16,322
Avigen, Inc. rights (a)	1,684	0
BioCryst Pharmaceuticals, Inc. (a)	3,295	11,467
Biogen Idec, Inc. (a)	18,866	1,787,176
BioMarin Pharmaceutical, Inc. (a)	8,595	242,637
BioMimetic Therapeutics, Inc. (a)	2,643	21,858
Bionovo, Inc. (a)	640	422
Biosante Pharmaceuticals, Inc. (a)(d)	8,342	26,110
Biospecifics Technologies Corp. (a)	342	8,229
Capstone Therapeutics Corp. (a)	1,251	317
Celgene Corp. (a)	36,915	2,248,493
Cell Therapeutics, Inc. (a)(d)	12,964	28,521
Celldex Therapeutics, Inc. (a)(d)	1,996	7,285
Cephalon, Inc. (a)	5,902	470,330
Cepheid, Inc. (a)	4,808	154,433
Chelsea Therapeutics International Ltd. (a)	5,888	26,790
China Biologic Products, Inc. (a)(d)	1,711	23,578
Cleveland Biolabs, Inc. (a)(d)	3,204	14,258
Codexis, Inc. (a)	3,508	38,413
Cubist Pharmaceuticals, Inc. (a)(d)	4,828	186,023
Curis, Inc. (a)(d)	7,955	29,871
Cyclacel Pharmaceuticals, Inc. (a)	6,783	10,853
Cytokinetics, Inc. (a)	4,127	6,067
Cytori Therapeutics, Inc. (a)(d)	4,179	23,904
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CytRx Corp. (a)	5,744	$ 5,342
Dendreon Corp. (a)	11,476	486,468
Discovery Laboratories, Inc. (a)	618	1,514
DUSA Pharmaceuticals, Inc. (a)	2,662	17,543
Dyax Corp. (a)	6,344	14,337
Dynavax Technologies Corp. (a)	7,894	21,787
EntreMed, Inc. (a)	899	3,956
Enzon Pharmaceuticals, Inc. (a)	4,538	47,604
EpiCept Corp. (a)	6,238	3,892
Exact Sciences Corp. (a)	3,530	26,334
Exelixis, Inc. (a)	9,751	113,404
Genomic Health, Inc. (a)	2,164	59,575
Gentium SpA sponsored ADR (a)	532	5,293
GenVec, Inc. (a)	764	2,659
Geron Corp. (a)	8,872	38,948
Gilead Sciences, Inc. (a)	62,331	2,601,696
GTx, Inc. (a)	3,012	17,741
Halozyme Therapeutics, Inc. (a)	7,473	50,368
Human Genome Sciences, Inc. (a)	14,776	404,419
Idenix Pharmaceuticals, Inc. (a)	7,108	33,763
Idera Pharmaceuticals, Inc. (a)	1,411	3,415
ImmunoGen, Inc. (a)	4,889	59,450
Immunomedics, Inc. (a)	5,451	24,093
Incyte Corp. (a)	9,823	174,162
Infinity Pharmaceuticals, Inc. (a)(d)	3,347	23,965
Inhibitex, Inc. (a)(d)	4,447	20,412
Insmed, Inc. (a)	2,201	23,595
InterMune, Inc. (a)	4,556	169,483
Ironwood Pharmaceuticals, Inc. Class A (a)	3,273	49,488
Isis Pharmaceuticals, Inc. (a)(d)	8,551	78,926
Keryx Biopharmaceuticals, Inc. (a)	5,121	27,756
Lexicon Pharmaceuticals, Inc. (a)	25,374	41,360
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,933	0
rights 12/31/11 (a)	1,639	0
rights 12/31/11 (a)	1,639	0
Class B (a)	1,966	20,840
General CVR (a)	1,518	76
Glucagon CVR (a)	1,518	53
rights (a)	1,518	26
TR Beta CVR (a)	1,518	24
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
MannKind Corp. (a)(d)	9,598	$ 39,160
Marina Biotech, Inc. (a)	2,223	608
Marshall Edwards, Inc. (a)(d)	544	729
Maxygen, Inc.	3,874	20,377
Medivation, Inc. (a)	2,582	62,252
Metabolix, Inc. (a)	2,402	21,234
Micromet, Inc. (a)(d)	8,128	50,312
Momenta Pharmaceuticals, Inc. (a)(d)	3,412	68,274
Myrexis, Inc. (a)	4,067	17,041
Myriad Genetics, Inc. (a)	6,957	176,777
Nabi Biopharmaceuticals (a)	3,990	21,945
Nanosphere, Inc. (a)	2,685	6,874
Neurocrine Biosciences, Inc. (a)	4,029	33,239
NeurogesX, Inc. (a)(d)	1,369	3,532
Novavax, Inc. (a)	7,440	17,930
NPS Pharmaceuticals, Inc. (a)	5,838	55,870
Nymox Pharmaceutical Corp. (a)(d)	2,188	18,029
Omeros Corp. (a)	2,026	9,441
OncoGenex Pharmaceuticals, Inc. (a)	1,058	18,526
Oncolytics Biotech, Inc. (a)(d)	4,695	29,848
Oncothyreon, Inc. (a)	2,510	16,240
ONYX Pharmaceuticals, Inc. (a)	5,015	212,887
Orchid Cellmark, Inc. (a)	2,602	7,156
OREXIGEN Therapeutics, Inc. (a)	3,466	9,809
Osiris Therapeutics, Inc. (a)	3,298	24,504
OXiGENE, Inc. (a)	80	320
Oxygen Biotherapeutics, Inc. (a)(d)	1,500	3,000
PDL BioPharma, Inc.	10,972	72,854
Peregrine Pharmaceuticals, Inc. (a)(d)	4,464	9,508
Pharmacyclics, Inc. (a)	4,110	29,017
Pharmasset, Inc. (a)	2,899	296,278
Pluristem Therapeutics, Inc. (a)(d)	7,166	20,065
Poniard Pharmaceuticals, Inc. (a)	8,376	2,010
Progenics Pharmaceuticals, Inc. (a)	3,648	30,242
QLT, Inc. (a)	4,361	32,708
Raptor Pharmaceutical Corp. (a)	2,078	11,512
Regeneron Pharmaceuticals, Inc. (a)	6,807	408,556
Repligen Corp. (a)	3,646	13,891
Rigel Pharmaceuticals, Inc. (a)	4,009	33,275
RXi Pharmaceuticals Corp. (a)	745	1,006
Sangamo Biosciences, Inc. (a)(d)	5,191	36,856
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Savient Pharmaceuticals, Inc. (a)	5,462	$ 46,372
SciClone Pharmaceuticals, Inc. (a)	4,363	25,436
Seattle Genetics, Inc. (a)	8,664	167,822
SIGA Technologies, Inc. (a)	3,606	50,268
Sinovac Biotech Ltd. (a)	4,346	16,254
Spectrum Pharmaceuticals, Inc. (a)	4,492	42,764
StemCells, Inc. (a)(d)	19,124	12,633
Sunesis Pharmaceuticals, Inc. (a)(d)	2,845	8,080
SuperGen, Inc. (a)	3,481	11,418
Synta Pharmaceuticals Corp. (a)	3,543	20,195
Talecris Biotherapeutics Holdings Corp. (a)	9,888	284,774
Targacept, Inc. (a)	2,128	47,880
Telik, Inc. (a)	2,715	1,710
Theravance, Inc. (a)	5,620	146,851
Transcept Pharmaceuticals, Inc. (a)	1,571	18,428
Trimeris, Inc. (a)	2,054	5,731
Trius Therapeutics, Inc.	1,800	14,346
United Therapeutics Corp. (a)	4,468	288,499
Vanda Pharmaceuticals, Inc. (a)	3,053	22,775
Vertex Pharmaceuticals, Inc. (a)	16,048	866,432
Vical, Inc. (a)	5,241	20,125
XOMA Ltd. (a)(d)	1,862	5,660
Zalicus, Inc. (a)	9,513	25,114
ZIOPHARM Oncology, Inc. (a)	4,831	34,397
Zogenix, Inc. (d)	2,070	8,922
		20,284,086
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)	1,898	59,085
Abiomed, Inc. (a)	3,647	68,491
Accuray, Inc. (a)	4,719	36,053
Align Technology, Inc. (a)	6,269	153,591
Alimera Sciences, Inc. (a)(d)	2,500	21,075
Alphatec Holdings, Inc. (a)(d)	5,917	22,425
American Medical Systems Holdings, Inc. (a)	6,242	186,885
Analogic Corp.	1,208	64,568
Angiodynamics, Inc. (a)	2,452	38,496
Anika Therapeutics, Inc. (a)	1,002	7,094
ArthroCare Corp. (a)	2,137	73,192
Atricure, Inc. (a)	973	13,836
Atrion Corp.	234	43,253
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
BioLase Technology, Inc. (d)	2,325	$ 12,230
BSD Medical Corp. (a)	1,468	5,344
Cardica, Inc. (a)	1,278	4,524
Cardiovascular Systems, Inc. (a)	980	14,533
Cerus Corp. (a)(d)	5,389	16,167
China Medical Technologies, Inc. sponsored ADR (a)(d)	2,484	24,815
Conceptus, Inc. (a)	2,216	28,210
CONMED Corp. (a)	2,415	68,345
Cutera, Inc. (a)	1,010	9,231
Cyberonics, Inc. (a)	2,180	71,177
Cynosure, Inc. Class A (a)	700	9,121
Delcath Systems, Inc. (a)(d)	3,168	19,166
DENTSPLY International, Inc.	11,027	432,699
DexCom, Inc. (a)	4,859	76,626
DynaVox, Inc. Class A (a)	830	6,192
EDAP TMS SA sponsored ADR (a)(d)	1,813	6,835
Endologix, Inc. (a)	4,661	39,945
Exactech, Inc. (a)	1,360	25,541
Gen-Probe, Inc. (a)	3,765	307,939
Given Imaging Ltd. (a)	2,545	56,143
Hansen Medical, Inc. (a)(d)	2,938	8,432
HeartWare International, Inc. (a)	1,113	81,082
Hologic, Inc. (a)	20,375	438,063
ICU Medical, Inc. (a)	1,041	45,138
IDEXX Laboratories, Inc. (a)(d)	4,443	349,753
Immucor, Inc. (a)	5,780	120,975
Imris, Inc. (a)	3,300	24,487
Insulet Corp. (a)	3,630	76,520
Integra LifeSciences Holdings Corp. (a)	2,187	112,171
Intuitive Surgical, Inc. (a)	3,048	1,063,752
IRIS International, Inc. (a)	2,486	24,860
Kensey Nash Corp. (a)	1,045	27,494
LeMaitre Vascular, Inc.	1,743	12,306
Mako Surgical Corp. (a)(d)	3,360	110,611
Masimo Corp.	4,821	148,101
Medical Action Industries, Inc. (a)	1,561	15,204
MELA Sciences, Inc. (a)	1,612	4,772
Meridian Bioscience, Inc.	3,230	77,068
Merit Medical Systems, Inc. (a)	2,522	49,482
Natus Medical, Inc. (a)	2,216	37,207
Neogen Corp. (a)	1,962	87,976
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NeuroMetrix, Inc. (a)	497	$ 234
NuVasive, Inc. (a)	3,269	110,460
NxStage Medical, Inc. (a)	4,404	82,839
OraSure Technologies, Inc. (a)	3,377	29,110
Orthofix International NV (a)	1,423	58,101
Orthovita, Inc. (a)	5,865	22,463
Palomar Medical Technologies, Inc. (a)	1,877	26,616
Quidel Corp. (a)	2,368	36,325
Rochester Medical Corp. (a)	1,184	11,958
Rockwell Medical Technologies, Inc. (a)	2,032	30,480
RTI Biologics, Inc. (a)	3,187	9,720
Shamir Optical Industry Ltd.	1,373	18,947
Sirona Dental Systems, Inc. (a)	4,423	239,107
Solta Medical, Inc. (a)	4,423	13,977
SonoSite, Inc. (a)	1,349	48,173
Staar Surgical Co. (a)	2,835	16,783
Stereotaxis, Inc. (a)	5,673	19,572
SurModics, Inc. (a)	1,470	21,403
Synergetics USA, Inc. (a)	1,175	6,604
Syneron Medical Ltd. (a)	2,826	36,681
Synovis Life Technologies, Inc. (a)	2,035	35,724
The Spectranetics Corp. (a)	3,781	22,724
ThermoGenesis Corp. (a)	1,101	2,521
Thoratec Corp. (a)	4,747	165,053
TomoTherapy, Inc. (a)	4,758	20,840
Tornier BV	3,022	83,256
TranS1, Inc. (a)	2,984	14,174
Trinity Biotech PLC sponsored ADR	1,741	18,368
Unilife Corp. (a)(d)	3,500	17,115
Utah Medical Products, Inc.	500	13,915
Vascular Solutions, Inc. (a)	1,180	15,564
Volcano Corp. (a)	3,804	119,560
Winner Medical Group, Inc. (a)(d)	1,800	8,190
Wright Medical Group, Inc. (a)	3,220	50,071
Young Innovations, Inc.	669	19,127
Zoll Medical Corp. (a)	1,648	100,215
		6,484,251
Health Care Providers & Services - 1.7%
Air Methods Corp. (a)	1,038	63,370
Allied Healthcare International, Inc. (a)	7,104	18,470
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Almost Family, Inc. (a)	863	$ 26,071
Amedisys, Inc. (a)	2,339	73,211
America Service Group, Inc.	1,107	28,749
American CareSource Holdings, Inc. (a)	1,100	1,881
American Dental Partners, Inc. (a)	1,575	20,948
AmSurg Corp. (a)	2,548	66,019
Animal Health International, Inc. (a)	1,331	5,617
Bio-Reference Laboratories, Inc. (a)	2,262	56,392
BioScrip, Inc. (a)	4,962	37,959
CardioNet, Inc. (a)	1,581	8,869
Catalyst Health Solutions, Inc. (a)	3,901	238,078
Chindex International, Inc. (a)	1,481	22,200
Corvel Corp. (a)	957	50,664
Cross Country Healthcare, Inc. (a)	3,098	23,762
Express Scripts, Inc. (a)	41,513	2,472,514
Gentiva Health Services, Inc. (a)	2,288	56,010
Healthways, Inc. (a)	2,712	43,962
Henry Schein, Inc. (a)	7,082	508,629
HMS Holdings Corp. (a)	2,172	169,546
IPC The Hospitalist Co., Inc. (a)	1,313	66,674
LCA-Vision, Inc. (a)	1,176	6,680
LHC Group, Inc. (a)	1,484	40,038
LifePoint Hospitals, Inc. (a)	4,060	170,520
Lincare Holdings, Inc.	7,356	223,034
Magellan Health Services, Inc. (a)	2,579	136,532
Medcath Corp. (a)	1,605	21,764
MedQuist Holdings, Inc. (a)	4,500	60,255
MWI Veterinary Supply, Inc. (a)	943	79,495
National Research Corp.	661	23,518
Patterson Companies, Inc.	9,640	333,399
PDI, Inc. (a)	880	6,072
Providence Service Corp. (a)	853	11,601
PSS World Medical, Inc. (a)	4,281	125,091
RadNet, Inc. (a)	2,333	11,105
Rural/Metro Corp. (a)	2,478	42,622
Sharps Compliance Corp. (a)	740	3,064
Sun Healthcare Group, Inc. (a)	1,840	18,345
The Ensign Group, Inc.	1,539	46,016
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
U.S. Physical Therapy, Inc.	1,196	$ 30,785
VCA Antech, Inc. (a)	6,639	162,324
		5,611,855
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	14,499	291,575
athenahealth, Inc. (a)	2,758	123,476
Cerner Corp. (a)	6,501	780,770
Computer Programs & Systems, Inc.	840	52,710
Epocrates, Inc. (a)	1,700	35,785
HealthStream, Inc. (a)	2,117	26,992
iCAD, Inc. (a)	4,747	5,364
MedAssets, Inc. (a)	5,010	72,896
Medidata Solutions, Inc. (a)	2,097	48,210
Merge Healthcare, Inc. (a)	8,239	50,011
Omnicell, Inc. (a)	2,544	39,203
Quality Systems, Inc.	2,319	199,620
SXC Health Solutions Corp. (a)	4,762	281,557
Transcend Services, Inc. (a)	710	18,914
Vital Images, Inc. (a)	1,217	22,770
		2,049,853
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (a)	5,223	31,808
Albany Molecular Research, Inc. (a)	3,021	15,196
Apricus Biosciences, Inc. (a)(d)	2,588	13,354
Arrowhead Research Corp. (a)	5,351	2,890
BG Medicine, Inc. (d)	2,224	16,124
Bruker BioSciences Corp. (a)	12,984	256,044
Caliper Life Sciences, Inc. (a)	7,618	54,621
Combimatrix Corp. (a)	142	525
Complete Genomics, Inc.	2,200	35,156
Compugen Ltd. (a)	3,805	16,552
eResearchTechnology, Inc. (a)	4,964	31,472
Fluidigm Corp. (a)	1,500	22,455
Furiex Pharmaceuticals, Inc. (a)	710	12,070
Harvard Bioscience, Inc. (a)	3,295	18,683
ICON PLC sponsored ADR (a)	4,511	115,436
Illumina, Inc. (a)	9,879	712,078
Kendle International, Inc. (a)	1,534	23,087
Life Technologies Corp. (a)	14,356	746,081
Luminex Corp. (a)	3,105	64,801
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Medtox Scientific, Inc.	357	$ 6,030
Pacific Biosciences of California, Inc.	4,500	53,865
PAREXEL International Corp. (a)	4,732	119,104
Pharmaceutical Product Development, Inc.	9,002	259,708
pSivida Corp. (a)	1,100	4,917
PURE Bioscience, Inc. (a)(d)	1,890	2,211
QIAGEN NV (a)	18,156	358,218
Sequenom, Inc. (a)	7,693	61,005
SeraCare Life Sciences, Inc. (a)	1,401	4,988
Techne Corp.	2,978	242,707
		3,301,186
Pharmaceuticals - 2.1%
Acura Pharmaceuticals, Inc. (a)(d)	4,909	25,920
Adolor Corp. (a)	5,544	8,371
Aegerion Pharmaceuticals, Inc.	1,264	23,940
Akorn, Inc. (a)	7,462	50,816
Alexza Pharmaceuticals, Inc. (a)	4,285	6,899
Ampio Pharmaceuticals, Inc. (a)	2,700	22,194
Auxilium Pharmaceuticals, Inc. (a)	3,830	85,754
AVANIR Pharmaceuticals Class A (a)(d)	8,701	39,242
Biodel, Inc. (a)(d)	1,400	2,870
Cadence Pharmaceuticals, Inc. (a)(d)	5,377	51,834
Cardiome Pharma Corp. (a)	5,488	28,829
Columbia Laboratories, Inc. (a)(d)	6,149	21,706
Corcept Therapeutics, Inc. (a)	7,129	35,217
Cornerstone Therapeutics, Inc. (a)	1,844	14,641
Cumberland Pharmaceuticals, Inc. (a)(d)	1,718	8,831
DepoMed, Inc. (a)	3,719	33,917
Durect Corp. (a)	10,798	37,793
Endo Pharmaceuticals Holdings, Inc. (a)	9,245	384,869
Endocyte, Inc.	2,258	26,870
Flamel Technologies SA sponsored ADR (a)	2,626	15,703
Hi-Tech Pharmacal Co., Inc. (a)	1,240	34,794
Impax Laboratories, Inc. (a)	5,210	139,889
Ista Pharmaceuticals, Inc. (a)	2,269	21,079
Jazz Pharmaceuticals, Inc. (a)	3,013	88,251
Jiangbo Pharmaceuticals, Inc. (a)	950	2,945
Labopharm, Inc. (a)	3,695	1,144
MAP Pharmaceuticals, Inc. (a)	2,449	41,609
Mylan, Inc. (a)	34,298	807,546
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Nektar Therapeutics (a)	8,502	$ 82,299
Novogen Ltd. sponsored ADR (a)	97	109
NuPathe, Inc.	1,000	8,220
Obagi Medical Products, Inc. (a)	1,285	12,837
Optimer Pharmaceuticals, Inc. (a)	3,635	52,744
Pacira Pharmaceuticals, Inc.	1,000	14,300
Pain Therapeutics, Inc.	4,907	48,825
Perrigo Co.	7,297	624,331
Pozen, Inc. (a)	3,117	16,053
ProPhase Labs, Inc. (a)	1,566	1,425
Questcor Pharmaceuticals, Inc. (a)	5,132	118,395
Repros Therapeutics, Inc. (a)	372	2,176
Sagent Pharmaceuticals, Inc.	2,000	50,000
Salix Pharmaceuticals Ltd. (a)	4,551	182,177
Santarus, Inc. (a)	3,937	13,701
Shire PLC sponsored ADR	4,047	386,853
Skystar Bio-Pharmaceutical Co. Ltd. (a)(d)	1,359	5,585
Somaxon Pharmaceuticals, Inc. (a)(d)	2,940	6,762
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	1,103	4,754
Teva Pharmaceutical Industries Ltd. sponsored ADR	55,228	2,811,105
The Medicines Company (a)	3,937	75,236
ViroPharma, Inc. (a)	6,353	122,931
Vivus, Inc. (a)	6,651	58,329
Warner Chilcott PLC	19,868	479,017
XenoPort, Inc. (a)	3,198	24,785
		7,266,422
TOTAL HEALTH CARE		44,997,653
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,849	55,821
American Science & Engineering, Inc.	697	60,311
Applied Energetics, Inc. (a)	7,472	3,676
Ascent Solar Technologies, Inc. (a)	1,977	2,669
Astronics Corp. (a)	738	19,786
BE Aerospace, Inc. (a)	7,958	297,788
Ceradyne, Inc. (a)	2,097	93,862
Elbit Systems Ltd.	3,347	171,835
GeoEye, Inc. (a)	1,723	57,152
Innovative Solutions & Support, Inc. (a)	1,067	5,890
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
KEYW Holding Corp.	1,900	$ 21,432
Kratos Defense & Security Solutions, Inc. (a)	2,082	25,275
LMI Aerospace, Inc. (a)	964	20,572
Sypris Solutions, Inc. (a)	676	2,643
Taser International, Inc. (a)	4,353	19,719
TAT Technologies Ltd. (a)	863	5,126
		863,557
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	5,013	37,347
Atlas Air Worldwide Holdings, Inc. (a)	2,104	133,162
C.H. Robinson Worldwide, Inc.	12,963	1,039,892
Expeditors International of Washington, Inc.	16,515	872,322
Forward Air Corp.	2,253	79,080
Hub Group, Inc. Class A (a)	2,878	109,824
Pacer International, Inc. (a)	2,247	11,729
Park-Ohio Holdings Corp. (a)	771	16,391
UTI Worldwide, Inc.	8,147	181,108
		2,480,855
Airlines - 0.2%
Allegiant Travel Co.	1,372	62,577
Hawaiian Holdings, Inc. (a)	4,459	24,703
JetBlue Airways Corp. (a)	22,278	135,227
Pinnacle Airlines Corp. (a)	2,738	13,334
Republic Airways Holdings, Inc. (a)	4,760	23,229
Ryanair Holdings PLC sponsored ADR (d)	8,774	257,956
SkyWest, Inc.	4,385	67,661
Spirit Airlines, Inc. (a)	3,500	41,300
		625,987
Building Products - 0.1%
AAON, Inc.	1,218	41,047
American Woodmark Corp.	1,276	25,622
Apogee Enterprises, Inc.	2,050	27,142
Builders FirstSource, Inc. (a)	6,715	16,250
China Ceramics Co. Ltd. (a)	1,500	7,395
Gibraltar Industries, Inc. (a)	2,751	35,928
Insteel Industries, Inc.	1,187	16,191
PGT, Inc. (a)	4,454	10,645
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Universal Forest Products, Inc.	1,517	$ 44,342
US Home Systems, Inc. (a)	272	1,425
		225,987
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	980	11,878
APAC Customer Services, Inc. (a)	4,492	26,278
Casella Waste Systems, Inc. Class A (a)	2,850	17,955
CECO Environmental Corp. (a)	977	6,409
Cintas Corp.	11,195	367,756
Copart, Inc. (a)	5,392	253,424
Courier Corp.	1,323	14,937
EnerNOC, Inc. (a)(d)	1,893	34,169
Fuel Tech, Inc. (a)	2,055	17,344
G&K Services, Inc. Class A	1,298	41,056
Guanwei Recycling Corp. (a)	1,400	2,520
Healthcare Services Group, Inc.	4,923	83,986
Heritage-Crystal Clean, Inc. (a)	1,021	17,286
Herman Miller, Inc.	4,328	108,633
Industrial Services of America, Inc. (a)(d)	694	7,266
InnerWorkings, Inc. (a)(d)	4,327	36,650
Interface, Inc. Class A	4,803	92,458
Intersections, Inc.	1,601	24,848
Kimball International, Inc. Class B	3,264	22,130
McGrath RentCorp.	1,837	51,509
Mobile Mini, Inc. (a)	2,917	65,633
Multi-Color Corp.	1,208	27,313
Perma-Fix Environmental Services, Inc. (a)	4,865	6,714
R.R. Donnelley & Sons Co.	16,006	341,568
Standard Parking Corp. (a)	1,686	27,785
Stericycle, Inc. (a)	6,765	602,694
Swisher Hygiene, Inc. (Canada) (a)(d)	9,000	59,353
Sykes Enterprises, Inc. (a)	3,627	78,452
Team, Inc. (a)	1,757	40,411
Tetra Tech, Inc. (a)	4,748	115,519
United Stationers, Inc.	1,800	133,236
US Ecology, Inc.	1,521	26,678
Virco Manufacturing Co.	1,086	3,453
WCA Waste Corp. (a)	2,105	11,914
		2,779,215
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	9,646	$ 330,472
Great Lakes Dredge & Dock Corp.	3,806	23,102
Insituform Technologies, Inc. Class A (a)	3,122	80,579
Integrated Electrical Services, Inc. (a)	652	2,112
Layne Christensen Co. (a)	1,467	43,379
MYR Group, Inc. (a)	1,479	33,351
Northwest Pipe Co. (a)	758	19,814
Primoris Services Corp.	3,816	48,349
Sterling Construction Co., Inc. (a)	1,382	18,408
UniTek Global Services, Inc. (a)	1,200	10,644
		610,210
Electrical Equipment - 0.3%
A-Power Energy Generation Systems, Ltd. (a)(d)	3,139	9,323
A123 Systems, Inc. (a)(d)	7,793	47,927
Active Power, Inc. (a)	12,711	27,202
Advanced Battery Technologies, Inc. (a)(d)	4,982	7,473
Altair Nanotechnologies, Inc. (a)(d)	3,678	5,407
American Superconductor Corp. (a)(d)	3,754	40,130
Beacon Power Corp. (a)(d)	3,488	4,953
Broadwind Energy, Inc. (a)	8,190	14,251
Capstone Turbine Corp. (a)(d)	21,352	37,152
China BAK Battery, Inc. (a)(d)	3,906	5,195
China Electric Motor, Inc. (a)	1,700	4,483
China Recycling Energy Corp. (a)	2,900	5,742
China Ritar Power Corp. (a)	3,274	5,238
China Technology Development Group Corp. (a)(d)	3,489	6,490
Coleman Cable, Inc. (a)	1,065	15,091
Deswell Industries, Inc.	1,530	4,376
Ecotality, Inc. (a)	654	2,878
Encore Wire Corp.	1,808	43,916
Ener1, Inc. (a)(d)	11,508	14,385
Franklin Electric Co., Inc.	1,731	77,030
FuelCell Energy, Inc. (a)(d)	8,624	16,386
Fushi Copperweld, Inc. (a)(d)	2,905	19,522
Global Power Equipment Group, Inc. (a)	1,100	30,932
Harbin Electric, Inc. (a)(d)	2,589	42,667
Highpower International, Inc. (a)	815	1,622
Hoku Corp. (a)(d)	4,244	8,361
Hydrogenics Corp. (a)(d)	2,536	13,390
II-VI, Inc. (a)	2,500	142,150
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Jinpan International Ltd.	1,698	$ 20,919
Lihua International, Inc. (a)(d)	1,829	13,644
Lime Energy Co. (a)(d)	1,937	8,484
LSI Industries, Inc.	2,044	15,371
Nexxus Lighting, Inc. (a)	956	2,610
Ocean Power Technologies, Inc. (a)(d)	1,435	6,587
Plug Power, Inc. (a)	631	1,546
Powell Industries, Inc. (a)	807	27,720
PowerSecure International, Inc. (a)(d)	871	7,133
Preformed Line Products Co.	344	24,617
Satcon Technology Corp. (a)(d)	10,653	28,337
Ultralife Corp. (a)	1,473	7,218
Valence Technology, Inc. (a)(d)	16,044	17,328
Vicor Corp.	2,800	46,368
Woodward, Inc.	5,524	194,555
		1,076,109
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,461	81,816
Machinery - 1.3%
Altra Holdings, Inc. (a)	2,183	57,522
American Railcar Industries, Inc. (a)	2,226	53,424
Astec Industries, Inc. (a)	1,883	70,650
Bucyrus International, Inc. Class A	6,329	581,319
Chart Industries, Inc. (a)	2,340	113,677
China Fire & Security Group, Inc. (a)	2,036	16,817
China Valves Technology, Inc. (a)(d)	2,643	7,665
China Wind Systems, Inc. (a)(d)	1,970	3,585
Columbus McKinnon Corp. (NY Shares) (a)	1,868	36,426
Commercial Vehicle Group, Inc. (a)	2,120	32,818
Dynamic Materials Corp.	1,149	25,875
Energy Recovery, Inc. (a)(d)	3,989	11,010
Flow International Corp. (a)	3,549	14,586
Force Protection, Inc. (a)	5,486	26,552
FreightCar America, Inc. (a)	1,288	35,613
Gencor Industries, Inc. (a)	519	4,017
Hardinge, Inc.	1,062	11,533
Hurco Companies, Inc. (a)	404	12,092
Joy Global, Inc.	8,126	728,496
Key Technology, Inc. (a)	313	5,549
L.B. Foster Co. Class A	891	32,308
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	3,207	$ 239,403
Makita Corp. sponsored ADR	331	14,008
MFRI, Inc. (a)	997	9,192
Middleby Corp. (a)	1,496	128,731
NN, Inc. (a)	1,502	21,794
Nordson Corp.	5,282	274,770
Omega Flex, Inc. (a)	729	9,725
PACCAR, Inc.	28,457	1,422,850
PMFG, Inc. (a)	1,378	27,560
RBC Bearings, Inc. (a)	1,636	65,440
Shengkai Innovations, Inc. (a)	2,051	5,784
SmartHeat, Inc. (a)	3,800	6,916
Sun Hydraulics Corp.	1,419	68,722
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	13,131
Class B (a)	262	2,670
TriMas Corp. (a)	3,224	65,770
Twin Disc, Inc.	1,506	50,240
Westport Innovations, Inc. (a)	3,590	89,140
Wuhan General Group China Ltd. (a)	1,750	1,188
		4,398,568
Marine - 0.1%
DryShips, Inc. (a)(d)	29,755	120,657
Eagle Bulk Shipping, Inc. (a)(d)	4,473	12,882
Euroseas Ltd.	2,727	12,871
FreeSeas, Inc. (a)	343	823
Newlead Holdings Ltd. (a)	1,300	2,613
OceanFreight, Inc. (a)	3,560	1,602
Seanergy Martime Holdings Corp. (a)	11,998	5,160
Star Bulk Carriers Corp.	6,130	12,996
TBS International Ltd. Class A (a)	2,262	2,398
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,469	12,814
		184,816
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	868	49,571
Acacia Research Corp. - Acacia Technologies (a)	3,249	125,931
Advisory Board Co. (a)	1,397	73,440
Barrett Business Services, Inc.	849	12,973
CoStar Group, Inc. (a)	1,672	105,503
CRA International, Inc. (a)	945	26,460
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Exponent, Inc. (a)	1,070	$ 45,882
Heidrick & Struggles International, Inc.	1,475	30,901
Hudson Highland Group, Inc. (a)	3,838	20,150
Huron Consulting Group, Inc. (a)	1,612	48,892
ICF International, Inc. (a)	1,407	36,188
Kelly Services, Inc. Class A (non-vtg.) (a)	2,586	45,591
Kforce, Inc. (a)	3,428	46,244
Lightbridge Corp. (a)(d)	2,205	9,327
Odyssey Marine Exploration, Inc. (a)	6,577	27,426
On Assignment, Inc. (a)	3,030	33,845
RCM Technologies, Inc. (a)	426	2,279
Resources Connection, Inc.	4,204	59,318
RPX Corp.	3,618	104,560
School Specialty, Inc. (a)	1,586	24,393
Verisk Analytics, Inc. (a)	11,169	380,304
VSE Corp.	427	11,247
		1,320,425
Road & Rail - 0.5%
AMERCO (a)	1,567	141,484
Arkansas Best Corp.	1,921	47,045
Avis Budget Group, Inc. (a)	8,238	144,906
Covenant Transport Group, Inc. Class A (a)	1,650	15,131
Frozen Food Express Industries, Inc. (a)	1,931	7,318
Heartland Express, Inc.	7,042	117,038
J.B. Hunt Transport Services, Inc.	9,561	438,372
Landstar System, Inc.	3,801	179,863
Marten Transport Ltd.	2,024	45,419
Old Dominion Freight Lines, Inc. (a)	4,506	168,209
P.A.M. Transportation Services, Inc. (a)	668	7,248
Patriot Transportation Holding, Inc. (a)	642	14,381
Quality Distribution, Inc. (a)	1,569	18,844
Saia, Inc. (a)	1,454	22,842
Trailer Bridge, Inc. (a)	724	1,455
Universal Truckload Services, Inc. (a)	1,183	19,378
USA Truck, Inc. (a)	1,050	12,411
Vitran Corp., Inc. (a)	1,634	24,510
Werner Enterprises, Inc.	5,369	134,655
YRC Worldwide, Inc. (a)(d)	3,141	2,481
Zipcar, Inc. (a)(d)	3,618	90,884
		1,653,874
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
Aceto Corp.	3,840	$ 27,072
Beacon Roofing Supply, Inc. (a)	3,588	78,613
DXP Enterprises, Inc. (a)	963	24,942
Essex Rental Corp. (a)	2,219	14,889
Fastenal Co. (d)	22,952	761,547
H&E Equipment Services, Inc. (a)	2,677	38,843
Houston Wire & Cable Co.	2,312	36,969
Kaman Corp.	1,850	66,748
Lawson Products, Inc.	645	12,158
Rush Enterprises, Inc.:
Class A (a)	2,392	47,768
Class B (a)	1,009	17,486
Titan Machinery, Inc. (a)	1,583	42,409
Willis Lease Finance Corp. (a)	1,056	13,559
		1,183,003
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	4,625	1,526
Grupo Aeroportuario Norte SAB de CV ADR (d)	550	9,790
		11,316
TOTAL INDUSTRIALS		17,495,738
INFORMATION TECHNOLOGY - 51.2%
Communications Equipment - 6.7%
Acme Packet, Inc. (a)	5,694	430,979
ADTRAN, Inc.	4,970	213,014
Alvarion Ltd. (a)	5,431	7,169
Anaren, Inc. (a)	1,716	29,344
Arris Group, Inc. (a)	9,340	105,449
Aruba Networks, Inc. (a)	7,905	224,660
AudioCodes Ltd. (a)	2,694	14,413
Aviat Networks, Inc. (a)	6,291	29,379
Bel Fuse, Inc.:
Class A	300	6,690
Class B (non-vtg.)	558	10,920
BigBand Networks, Inc. (a)	5,734	12,041
Black Box Corp.	1,579	52,044
Blue Coat Systems, Inc. (a)	3,569	81,909
Brocade Communications Systems, Inc. (a)	36,810	245,523
Ceragon Networks Ltd. (a)	2,384	26,343
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
China GrenTech Corp. Ltd. ADR (a)	1,452	$ 3,819
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	5,387	30,167
Ciena Corp. (a)	7,406	198,111
Cisco Systems, Inc.	433,395	7,281,036
Cogo Group, Inc. (a)	4,165	27,656
Comtech Telecommunications Corp.	2,067	57,442
DG FastChannel, Inc. (a)	2,299	81,339
Dialogic, Inc. (a)	1,793	8,822
Digi International, Inc. (a)	3,056	36,030
Ditech Networks, Inc. (a)	1,208	1,522
DragonWave, Inc. (a)	2,480	16,841
EchoStar Holding Corp. Class A (a)	3,192	107,538
EMCORE Corp. (a)(d)	5,898	14,981
EMS Technologies, Inc. (a)	1,352	35,274
Endwave Corp. (a)	412	824
EXFO, Inc. (sub. vtg.) (a)	2,252	20,569
Extreme Networks, Inc. (a)	7,442	24,707
F5 Networks, Inc. (a)	6,306	716,235
Finisar Corp. (a)	6,912	166,026
Gilat Satellite Networks Ltd. (a)	2,826	13,000
Globecomm Systems, Inc. (a)	2,205	32,325
Harmonic, Inc. (a)	8,706	67,820
Infinera Corp. (a)	8,141	57,801
InterDigital, Inc.	3,517	151,266
Ituran Location & Control Ltd.	1,765	26,581
Ixia (a)	5,463	85,988
JDS Uniphase Corp. (a)	17,602	355,384
KVH Industries, Inc. (a)	1,563	18,506
Loral Space & Communications Ltd. (a)	1,703	113,284
Meru Networks, Inc. (a)(d)	1,641	29,390
Mitel Networks, Inc. (a)	3,745	17,826
NETGEAR, Inc. (a)	2,792	116,845
Network Engines, Inc. (a)	2,771	3,159
Network Equipment Technologies, Inc. (a)	1,783	4,885
NumereX Corp. Class A (a)	847	8,250
Oclaro, Inc. (a)	3,681	35,227
Oplink Communications, Inc. (a)	1,737	32,100
Opnext, Inc. (a)	6,299	18,141
ORBCOMM, Inc. (a)	2,897	9,386
Orckit Communications Ltd. (a)	1,533	3,802
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Parkervision, Inc. (a)	2,588	$ 2,226
PC-Tel, Inc. (a)	1,155	7,993
Performance Technologies, Inc. (a)	470	964
Polycom, Inc. (a)	6,784	389,469
Powerwave Technologies, Inc. (a)	12,554	47,454
QUALCOMM, Inc.	128,891	7,551,724
RADWARE Ltd. (a)	1,720	63,330
Research In Motion Ltd. (a)(d)	40,676	1,742,967
Riverbed Technology, Inc. (a)	11,774	446,470
SeaChange International, Inc. (a)	3,784	42,608
ShoreTel, Inc. (a)	3,356	36,916
Sierra Wireless, Inc. (a)	2,705	32,663
Silicom Ltd. (a)	400	8,360
Sonus Networks, Inc. (a)	23,119	74,906
Sycamore Networks, Inc.	2,247	54,467
Symmetricom, Inc. (a)	5,203	29,501
Tekelec (a)	5,608	51,033
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	19,897	295,271
Telestone Technologies Corp. (a)(d)	578	4,393
Tellabs, Inc.	29,344	134,102
Telular Corp.	871	5,426
UTStarcom, Inc. (a)	13,965	27,511
ViaSat, Inc. (a)	3,332	147,508
Westell Technologies, Inc. Class A (a)	3,694	12,670
Zhone Technologies, Inc. (a)	2,208	5,012
ZST Digital Networks, Inc. (a)	576	1,740
		22,736,466
Computers & Peripherals - 9.4%
Apple, Inc. (a)	72,308	25,150,868
Avid Technology, Inc. (a)(d)	3,257	56,900
Concurrent Computer Corp. (a)	867	5,384
Cray, Inc. (a)	3,431	21,958
Dell, Inc. (a)	151,055	2,428,964
Dot Hill Systems Corp. (a)	4,517	13,144
Electronics for Imaging, Inc. (a)	4,088	73,788
Hutchinson Technology, Inc. (a)	1,552	3,880
iGO, Inc. (a)	2,072	4,641
Immersion Corp. (a)	2,807	23,831
Intevac, Inc. (a)	2,427	28,808
Logitech International SA (a)(d)	13,863	175,644
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	28,250	$ 1,547,253
Novatel Wireless, Inc. (a)	2,420	12,923
OCZ Technology Group, Inc. (a)(d)	3,361	28,165
Overland Storage, Inc. (a)	304	651
Presstek, Inc. (a)	2,467	4,663
QLogic Corp. (a)	8,432	136,430
Rimage Corp.	799	11,657
SanDisk Corp. (a)	18,518	879,975
Seagate Technology	36,448	612,326
Silicon Graphics International Corp. (a)	2,701	48,888
Smart Technologies, Inc. Class A (a)	3,897	27,513
STEC, Inc. (a)(d)	3,803	68,112
Stratasys, Inc. (a)	1,858	65,402
Super Micro Computer, Inc. (a)	2,842	47,689
Synaptics, Inc. (a)	2,663	74,697
Xyratex Ltd. (a)	2,115	20,188
		31,574,342
Electronic Equipment & Components - 1.4%
Agilysys, Inc. (a)	2,256	15,363
Brightpoint, Inc. (a)	6,256	56,554
CalAmp Corp. (a)	4,043	12,897
Cognex Corp.	3,463	122,209
Coherent, Inc. (a)	1,959	109,900
Comverge, Inc. (a)(d)	2,385	8,348
Daktronics, Inc.	3,527	37,915
DDi Corp.	1,501	13,689
Digital Ally, Inc. (a)	1,439	1,741
DTS, Inc. (a)	1,270	58,522
Echelon Corp. (a)	3,399	32,494
Electro Rent Corp.	2,014	30,895
Electro Scientific Industries, Inc. (a)	2,429	43,722
FARO Technologies, Inc. (a)	1,390	62,216
Flextronics International Ltd. (a)	59,049	427,515
FLIR Systems, Inc.	12,316	445,223
Frequency Electronics, Inc. (a)	801	7,706
Funtalk China Holdings Ltd. (a)(d)	3,757	24,946
GSI Group, Inc. (a)	3,000	35,700
GTSI Corp. (a)	1,108	5,263
HLS Systems International Ltd. (a)	3,944	34,707
I. D. Systems Inc. (a)	623	2,791
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Identive Group, Inc. (a)	4,784	$ 11,769
Insight Enterprises, Inc. (a)	3,642	61,076
IPG Photonics Corp. (a)	3,695	277,679
Itron, Inc. (a)	3,230	165,538
LeCroy Corp. (a)	1,187	15,360
Littelfuse, Inc.	1,684	101,040
LoJack Corp. (a)	1,208	5,303
LRAD Corp. (a)(d)	2,260	6,283
Magal Security Systems Ltd. (a)	1,252	4,194
Maxwell Technologies, Inc. (a)	1,992	32,509
Measurement Specialties, Inc. (a)	1,117	42,725
Mercury Computer Systems, Inc. (a)	2,318	44,320
Microvision, Inc. (a)(d)	9,861	12,228
Molex, Inc. (d)	7,771	212,692
Molex, Inc. Class A (non-vtg.)	5,800	132,472
MTS Systems Corp.	1,440	59,011
Multi-Fineline Electronix, Inc. (a)	2,064	43,736
National Instruments Corp.	9,400	274,480
NetList, Inc. (a)	1,689	3,918
Newport Corp. (a)	3,672	66,794
Orbotech Ltd. (a)	3,303	43,236
OSI Systems, Inc. (a)	1,614	64,528
PC Connection, Inc. (a)	2,121	18,516
PC Mall, Inc. (a)	1,949	16,138
Perceptron, Inc. (a)	784	5,653
Planar Systems, Inc. (a)	480	1,469
Plexus Corp. (a)	3,134	116,836
Power-One, Inc. (a)(d)	7,931	66,541
RadiSys Corp. (a)	2,747	23,707
Research Frontiers, Inc. (a)	1,108	5,728
Richardson Electronics Ltd.	989	13,549
Rofin-Sinar Technologies, Inc. (a)	2,407	86,989
Sanmina-SCI Corp. (a)	6,221	66,502
ScanSource, Inc. (a)	2,106	74,616
SMART Modular Technologies (WWH), Inc. (a)	4,840	44,625
Spectrum Control, Inc. (a)	819	16,364
Tech Data Corp. (a)	3,590	170,058
Tessco Technologies, Inc.	550	6,287
Trimble Navigation Ltd. (a)	9,487	414,487
TTM Technologies, Inc. (a)	6,146	101,778
Universal Display Corp. (a)	3,502	167,115
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Viasystems Group, Inc. (a)	1,655	$ 37,552
X-Rite, Inc. (a)(d)	7,258	34,766
Zygo Corp. (a)	1,222	17,414
		4,777,897
Internet Software & Services - 7.4%
Akamai Technologies, Inc. (a)	14,641	496,842
Ancestry.com, Inc. (a)	3,336	137,210
Autobytel, Inc. (a)	3,159	3,696
Baidu.com, Inc. sponsored ADR (a)	21,272	2,886,823
China Finance Online Co. Ltd. ADR (a)(d)	2,033	9,677
ChinaCache International Holdings Ltd. sponsored ADR	450	5,427
comScore, Inc. (a)	2,337	65,600
Constant Contact, Inc. (a)(d)	2,338	56,229
Cornerstone Ondemand, Inc.	3,500	67,585
CryptoLogic Ltd. (a)	2,831	4,898
DealerTrack Holdings, Inc. (a)	3,247	75,233
Digital River, Inc. (a)	3,013	98,073
EarthLink, Inc.	8,516	67,234
EasyLink Services International Corp. (a)	4,384	17,624
eBay, Inc. (a)	101,678	3,169,303
Enternet Gold Golden Lines Ltd. (a)	1,727	46,232
Equinix, Inc. (a)	3,637	368,792
FriendFinder Networks, Inc. (a)	2,000	10,400
GigaMedia Ltd. (a)	5,039	6,450
Google, Inc. Class A (a)	19,674	10,407,939
GSI Commerce, Inc. (a)	5,160	150,930
HSW International, Inc. (a)	212	1,177
IAC/InterActiveCorp (a)	6,745	248,081
InfoSpace, Inc. (a)	3,092	28,756
Internap Network Services Corp. (a)	4,621	38,123
Internet Initiative Japan, Inc. sponsored ADR	728	6,399
iPass, Inc.	4,991	7,686
j2 Global Communications, Inc. (a)	3,673	106,480
Keynote Systems, Inc.	1,025	21,761
KIT Digital, Inc. (a)	2,484	30,429
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	7,179
Limelight Networks, Inc. (a)	7,958	45,599
Liquidity Services, Inc. (a)	2,232	46,783
LivePerson, Inc. (a)	4,012	47,582
Local.com Corp. (a)(d)	545	2,049
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LogMeIn, Inc. (a)	1,878	$ 81,731
LoopNet, Inc. (a)	2,688	49,647
Marchex, Inc. Class B	1,598	12,448
Market Leader, Inc. (a)	3,144	7,043
MediaMind Technologies, Inc. (a)	1,350	23,598
Mercadolibre, Inc.	3,428	302,075
ModusLink Global Solutions, Inc.	3,600	17,064
Move, Inc. (a)	14,394	28,356
NetEase.com, Inc. sponsored ADR (a)	5,763	265,847
NIC, Inc.	5,174	67,572
Open Text Corp. (a)	4,440	289,371
OpenTable, Inc. (a)	1,797	158,729
Openwave Systems, Inc. (a)	8,604	20,908
Perficient, Inc. (a)	2,900	32,335
Points International Ltd. (a)	900	9,511
QuinStreet, Inc. (a)	3,529	54,558
RADVision Ltd. (a)(d)	1,551	14,905
RealNetworks, Inc. (a)	10,884	40,706
Rediff.com India Ltd. sponsored ADR (a)	371	4,133
Responsys, Inc.	3,469	59,632
RightNow Technologies, Inc. (a)	2,428	80,367
Saba Software, Inc. (a)	1,898	18,771
SAVVIS, Inc. (a)	4,454	175,042
SciQuest, Inc.	1,500	24,720
Selectica, Inc. (a)	245	1,247
Sify Technologies Ltd. sponsored ADR (a)(d)	3,022	17,135
SINA Corp. (a)(d)	4,721	560,808
Sohu.com, Inc. (a)	2,964	238,987
SPS Commerce, Inc. (a)	1,000	16,700
Stamps.com, Inc.	989	12,303
Subaye, Inc. (a)	639	661
Support.com, Inc. (a)	3,686	17,693
TechTarget, Inc. (a)	3,566	28,813
The Knot, Inc. (a)	2,918	29,939
TheStreet.com, Inc.	1,783	6,098
Travelzoo, Inc. (a)	1,418	106,549
United Online, Inc.	8,076	49,102
ValueClick, Inc. (a)	6,374	115,051
Velti PLC (a)	3,700	57,202
VeriSign, Inc.	13,439	470,634
VistaPrint Ltd. (a)(d)	3,405	167,458
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Vocus, Inc. (a)	1,536	$ 41,841
Web.com, Inc. (a)	1,927	22,989
WebMD Health Corp. (a)	4,640	221,235
WebMediaBrands, Inc. (a)	1,459	2,072
Yahoo!, Inc. (a)	102,062	1,689,126
Yandex NV (d)	10,300	344,535
Zix Corp. (a)	5,859	22,323
		24,869,851
IT Services - 2.3%
Acorn Energy, Inc. (a)	1,217	4,953
Acxiom Corp. (a)	6,095	83,806
Automatic Data Processing, Inc.	38,691	2,132,261
Cardtronics, Inc. (a)	3,427	75,874
Cass Information Systems, Inc.	716	28,533
China Information Technology, Inc. (a)	3,300	6,369
Cognizant Technology Solutions Corp. Class A (a)	23,794	1,809,296
Computer Task Group, Inc. (a)	1,224	16,426
CSG Systems International, Inc. (a)	2,716	51,848
Dynamics Research Corp. (a)	900	13,752
Echo Global Logistics, Inc. (a)	2,197	32,735
Edgewater Technology, Inc. (a)	1,090	3,248
eLoyalty Corp. (a)	438	2,838
Euronet Worldwide, Inc. (a)	3,874	66,981
ExlService Holdings, Inc. (a)	2,333	54,779
Fiserv, Inc. (a)	11,549	745,141
Forrester Research, Inc.	2,033	77,132
Hackett Group, Inc. (a)	4,461	22,171
hiSoft Technology International Ltd. ADR (a)	622	9,709
iGate Corp.	4,208	77,638
Information Services Group, Inc. (a)	2,794	5,616
Infosys Technologies Ltd. sponsored ADR	8,311	513,204
Innodata Isogen, Inc. (a)	1,720	4,541
Integral Systems, Inc. (a)	2,535	30,090
Jack Henry & Associates, Inc.	6,827	213,275
Lionbridge Technologies, Inc. (a)	3,727	12,075
LML Payment Systems, Inc. (a)	2,787	8,054
ManTech International Corp. Class A	1,814	81,666
NCI, Inc. Class A (a)	1,074	24,380
Ness Technologies, Inc. (a)	2,946	18,265
Newtek Business Services, Inc. (a)	1,293	1,836
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Online Resources Corp. (a)	2,603	$ 8,746
Paychex, Inc.	28,058	906,273
PFSweb, Inc. (a)	257	1,416
PRG-Schultz International, Inc. (a)	1,378	10,845
Rainmaker Systems, Inc. (a)	1,909	1,890
Sapient Corp. (a)	11,112	163,235
ServiceSource International, Inc.	4,000	77,800
Syntel, Inc.	3,338	179,818
Teletech Holdings, Inc. (a)	4,488	81,233
Telvent GIT SA (a)	2,525	86,986
Tier Technologies, Inc. Class B (a)	3,261	15,620
Virtusa Corp. (a)	2,940	59,241
Yucheng Technologies Ltd. (a)	1,788	6,562
		7,828,157
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	4,419	196,425
Semiconductors & Semiconductor Equipment - 9.2%
Actions Semiconductor Co. Ltd. ADR (a)(d)	8,012	17,787
Advanced Analogic Technologies, Inc. (a)	6,334	38,194
Advanced Energy Industries, Inc. (a)	3,336	49,540
Aixtron AG sponsored ADR (d)	769	30,591
Alpha & Omega Semiconductor Ltd. (a)	1,448	20,243
Altera Corp.	25,004	1,202,442
Amkor Technology, Inc. (a)	15,745	100,611
Amtech Systems, Inc. (a)	792	17,329
ANADIGICS, Inc. (a)	5,180	16,939
Applied Materials, Inc.	102,954	1,418,706
Applied Micro Circuits Corp. (a)	5,170	54,699
ARM Holdings PLC sponsored ADR	6,448	184,090
ASM International NV unit	4,269	180,109
ASML Holding NV	9,504	370,751
Atmel Corp. (a)	36,074	541,831
ATMI, Inc. (a)	2,419	46,421
AuthenTec, Inc. (a)	4,640	11,739
Avago Technologies Ltd.	19,056	643,902
Axcelis Technologies, Inc. (a)	7,148	12,866
AXT, Inc. (a)	3,766	30,655
Broadcom Corp. Class A	37,856	1,362,059
Brooks Automation, Inc. (a)	5,277	59,841
BTU International, Inc. (a)	667	5,816
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cabot Microelectronics Corp. (a)	1,865	$ 93,716
Camtek Ltd. (a)	1,772	5,263
Canadian Solar, Inc. (a)(d)	3,257	32,081
Cascade Microtech, Inc. (a)	1,205	6,664
Cavium Networks, Inc. (a)	3,631	161,507
Ceva, Inc. (a)	2,018	69,278
China Sunergy Co. Ltd. ADR (a)	2,433	6,326
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	1,720	16,667
Cirrus Logic, Inc. (a)	5,016	82,513
Cohu, Inc.	2,855	37,686
Cree, Inc. (a)	8,460	371,309
Cymer, Inc. (a)	2,367	113,308
Cypress Semiconductor Corp.	13,431	314,554
Diodes, Inc. (a)	3,379	98,667
DSP Group, Inc. (a)	2,504	20,683
Energy Conversion Devices, Inc. (a)(d)	2,972	4,161
Entegris, Inc. (a)	10,671	97,960
Entropic Communications, Inc. (a)(d)	6,138	54,628
Evergreen Solar, Inc. (a)(d)	2,577	1,800
Exar Corp. (a)	4,400	27,984
Ezchip Semiconductor Ltd. (a)	2,049	73,846
FEI Co. (a)	3,193	124,559
First Solar, Inc. (a)(d)	6,732	836,451
FormFactor, Inc. (a)	3,771	37,371
FSI International, Inc. (a)	4,179	18,429
GSI Technology, Inc. (a)	2,209	15,485
GT Solar International, Inc. (a)(d)	10,441	133,227
Hanwha Solarone Co. Ltd. ADR (a)(d)	4,357	29,323
Himax Technologies, Inc. sponsored ADR (d)	6,926	15,099
Hittite Microwave Corp. (a)	2,403	152,398
Ikanos Communications, Inc. (a)	10,909	16,691
Integrated Device Technology, Inc. (a)	11,612	97,425
Integrated Silicon Solution, Inc. (a)	2,319	21,428
Intel Corp.	430,113	9,681,844
Intersil Corp. Class A	9,498	136,296
IXYS Corp. (a)	3,057	42,462
JA Solar Holdings Co. Ltd. ADR (a)(d)	9,508	57,333
KLA-Tencor Corp.	13,059	562,843
Kopin Corp. (a)	6,157	32,078
Kulicke & Soffa Industries, Inc. (a)	5,205	63,241
Lam Research Corp. (a)	9,631	452,609
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lattice Semiconductor Corp. (a)	9,567	$ 63,047
Linear Technology Corp.	17,700	612,243
LTX-Credence Corp. (a)	3,814	36,233
Marvell Technology Group Ltd. (a)	50,544	820,835
Mattson Technology, Inc. (a)	3,129	5,319
Maxim Integrated Products, Inc.	23,017	627,213
Mellanox Technologies Ltd. (a)	2,648	81,770
MEMSIC, Inc. (a)	3,828	13,015
Micrel, Inc.	5,407	63,640
Microchip Technology, Inc.	14,690	580,696
Micron Technology, Inc. (a)	77,925	794,835
Microsemi Corp. (a)	6,831	150,624
Mindspeed Technologies, Inc. (a)	2,073	18,014
MIPS Technologies, Inc. (a)	3,771	29,866
MKS Instruments, Inc.	4,142	108,935
Monolithic Power Systems, Inc. (a)	2,721	47,073
MoSys, Inc. (a)	2,523	15,239
Nanometrics, Inc. (a)	1,596	25,169
Netlogic Microsystems, Inc. (a)	5,212	199,724
Nova Measuring Instruments Ltd. (a)	2,306	23,637
Novellus Systems, Inc. (a)	6,955	252,258
NVE Corp. (a)	362	22,111
NVIDIA Corp. (a)	45,320	908,213
NXP Semiconductors NV	19,489	556,021
O2Micro International Ltd. sponsored ADR (a)	3,450	24,392
Omnivision Technologies, Inc. (a)	4,278	151,056
ON Semiconductor Corp. (a)	34,788	390,321
PDF Solutions, Inc. (a)	3,905	24,641
Pericom Semiconductor Corp. (a)	3,349	30,878
Photronics, Inc. (a)	4,964	49,839
Pixelworks, Inc. (a)	3,092	7,823
PLX Technology, Inc. (a)	3,185	11,179
PMC-Sierra, Inc. (a)	18,689	146,522
Power Integrations, Inc.	2,362	86,969
QuickLogic Corp. (a)	4,310	13,318
Rambus, Inc. (a)	8,310	121,077
Ramtron International Corp. (a)	3,073	10,540
RDA Microelectronics, Inc. sponsored ADR	650	7,430
RF Micro Devices, Inc. (a)	20,648	130,082
Rubicon Technology, Inc. (a)	1,899	43,563
Rudolph Technologies, Inc. (a)	2,269	26,615
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SemiLEDs Corp. (d)	2,000	$ 16,780
Semtech Corp. (a)	4,813	137,748
Sigma Designs, Inc. (a)	2,862	25,729
Silicon Image, Inc. (a)	7,238	54,864
Silicon Laboratories, Inc. (a)	3,545	152,364
Silicon Motion Technology Corp. sponsored ADR (a)	2,572	31,378
Siliconware Precision Industries Co. Ltd. sponsored ADR	10,286	68,505
Skyworks Solutions, Inc. (a)	14,429	367,507
Spreadtrum Communications, Inc. ADR (a)(d)	2,695	51,987
Standard Microsystems Corp. (a)	1,802	48,330
SunPower Corp.:
Class A (a)	4,237	89,231
Class B (a)	3,505	72,869
Supertex, Inc. (a)	1,164	25,445
Tessera Technologies, Inc. (a)	3,863	66,830
Tower Semiconductor Ltd. (a)(d)	26,107	31,067
TranSwitch Corp. (a)	1,874	6,315
Trident Microsystems, Inc. (a)	15,927	15,612
TriQuint Semiconductor, Inc. (a)	12,422	160,865
Ultra Clean Holdings, Inc. (a)	2,382	24,201
Ultratech, Inc. (a)	2,162	68,687
Varian Semiconductor Equipment Associates, Inc. (a)	5,794	355,839
Veeco Instruments, Inc. (a)(d)	3,197	184,115
Verigy Ltd. (a)	4,358	61,535
Vimicro International Corp. sponsored ADR (a)	1,883	4,990
Volterra Semiconductor Corp. (a)	2,419	59,677
Xilinx, Inc.	20,278	723,519
Zoran Corp. (a)	3,961	32,599
		30,904,917
Software - 14.7%
Accelrys, Inc. (a)	4,219	30,503
ACI Worldwide, Inc. (a)	2,700	87,399
Activision Blizzard, Inc.	93,113	1,116,425
Actuate Corp. (a)	3,000	16,320
Adobe Systems, Inc. (a)	39,491	1,367,573
Advent Software, Inc. (a)	4,302	120,241
Allot Communications Ltd. (a)	1,680	26,006
American Software, Inc. Class A	2,162	16,604
ANSYS, Inc. (a)	7,049	404,401
Ariba, Inc. (a)	7,415	248,699
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
AsiaInfo Holdings, Inc. (a)(d)	6,099	$ 109,355
Aspen Technology, Inc. (a)	7,767	128,544
Authentidate Holding Corp. (a)(d)	9,462	10,597
Autodesk, Inc. (a)	17,817	765,775
AutoNavi Holdings Ltd. ADR	967	16,574
Blackbaud, Inc.	3,406	95,879
Blackboard, Inc. (a)	2,720	117,205
BluePhoenix Solutions Ltd. (a)	1,138	1,468
BMC Software, Inc. (a)	13,814	771,236
Bottomline Technologies, Inc. (a)	2,582	67,132
BroadSoft, Inc. (a)	2,000	79,080
CA, Inc.	39,379	921,469
Cadence Design Systems, Inc. (a)	21,416	228,937
Callidus Software, Inc. (a)	2,708	15,950
CDC Corp. Class A (a)	2,515	6,489
Changyou.com Ltd. (A Shares) ADR (a)	656	27,093
Check Point Software Technologies Ltd. (a)	16,211	890,308
China CGame, Inc. (a)(d)	600	792
China TransInfo Technlgy Corp. (a)(d)	1,285	5,705
Cinedigm Digital Cinema Corp. (a)	6,688	12,707
Citrix Systems, Inc. (a)	14,604	1,279,602
ClickSoftware Technologies Ltd.	3,155	33,632
CommVault Systems, Inc. (a)	3,494	144,442
Compuware Corp. (a)	17,538	178,712
Concur Technologies, Inc. (a)	4,102	204,977
Convio, Inc. (a)	1,400	15,988
Deltek, Inc. (a)	5,101	38,002
DemandTec, Inc. (a)	3,464	34,432
Descartes Systems Group, Inc. (a)	5,283	35,931
Digimarc Corp. (a)	456	13,612
ebix.com, Inc. (a)	3,169	62,746
Electronic Arts, Inc. (a)	26,091	636,881
EPIQ Systems, Inc.	2,750	41,140
ePlus, Inc. (a)	916	24,072
Evolving Systems, Inc.	2,956	20,574
FalconStor Software, Inc. (a)	4,107	18,071
Fortinet, Inc. (a)	5,850	283,667
Fundtech Ltd. (a)	1,244	22,342
Glu Mobile, Inc. (a)	4,837	24,620
Gravity Co. Ltd. sponsored ADR (a)	6,356	11,377
Guidance Software, Inc. (a)	1,534	12,318
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	8,284	$ 485,939
Interactive Intelligence, Inc. (a)	1,472	53,448
Intuit, Inc. (a)	24,279	1,310,338
JDA Software Group, Inc. (a)	3,330	109,990
Kenexa Corp. (a)	1,647	52,078
KongZhong Corp. sponsored ADR (a)	1,876	11,744
Lawson Software, Inc. (a)	12,557	139,759
Magic Software Enterprises Ltd. (a)(d)	2,459	13,426
Magma Design Automation, Inc. (a)	4,785	33,399
Majesco Entertainment Co. (a)	3,390	10,204
Manhattan Associates, Inc. (a)	1,878	67,514
Mentor Graphics Corp. (a)	8,984	120,475
MICROS Systems, Inc. (a)	6,293	321,321
Microsoft Corp.	658,730	16,474,837
MicroStrategy, Inc. Class A (a)	647	94,585
Monotype Imaging Holdings, Inc. (a)	2,633	37,520
Motricity, Inc. (a)(d)	3,200	29,792
Net 1 UEPS Technologies, Inc. (a)	3,713	30,781
NetScout Systems, Inc. (a)	3,540	82,128
NetSol Technologies, Inc. (a)(d)	5,254	8,091
Nice Systems Ltd. sponsored ADR (a)	2,750	97,900
Nuance Communications, Inc. (a)	23,843	523,592
Opnet Technologies, Inc.	1,706	66,824
Oracle Corp.	396,179	13,557,245
Parametric Technology Corp. (a)	9,339	217,505
Pegasystems, Inc.	3,058	114,216
Perfect World Co. Ltd. sponsored ADR Class B (a)	3,445	81,474
Pervasive Software, Inc. (a)	1,282	8,269
Progress Software Corp. (a)	5,300	143,471
QAD, Inc.:
Class A	1,891	20,423
Class B	472	4,890
QLIK Technologies, Inc.	6,318	210,326
Quest Software, Inc. (a)	7,117	161,520
Radiant Systems, Inc. (a)	2,937	61,677
RealPage, Inc.	5,463	160,885
Renaissance Learning, Inc.	2,180	25,441
Retalix Ltd. (a)	1,817	25,983
Rovi Corp. (a)	8,586	497,645
S1 Corp. (a)	3,933	28,632
Shanda Games Ltd. sponsored ADR (a)	6,922	49,423
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	2,181	$ 94,612
Smith Micro Software, Inc. (a)	2,943	15,627
Sonic Foundry, Inc. (a)	478	7,376
Sourcefire, Inc. (a)	2,245	59,964
SRS Labs, Inc. (a)	2,684	26,008
SS&C Technologies Holdings, Inc. (a)	6,068	118,629
SuccessFactors, Inc. (a)	6,140	215,330
Symantec Corp. (a)	59,856	1,170,185
Synchronoss Technologies, Inc. (a)	3,062	98,290
Synopsys, Inc. (a)	11,306	309,106
Take-Two Interactive Software, Inc. (a)	6,870	112,599
Taleo Corp. Class A (a)	3,314	123,712
TeleCommunication Systems, Inc. Class A (a)	5,261	26,252
TeleNav, Inc.	3,300	53,922
The9 Ltd. sponsored ADR (a)(d)	1,168	7,370
THQ, Inc. (a)	5,677	23,446
TIBCO Software, Inc. (a)	13,086	367,586
TigerLogic Corp. (a)(d)	1,200	5,016
TiVo, Inc. (a)	9,937	102,749
Trunkbow International Holdings Ltd. (a)	2,500	9,225
Ultimate Software Group, Inc. (a)	2,088	117,721
Vasco Data Security International, Inc. (a)	3,544	42,315
Verint Systems, Inc. (a)	3,063	103,958
Versant Corp. (a)	349	4,404
Wave Systems Corp. Class A (a)(d)	5,662	15,514
Websense, Inc. (a)	3,256	80,912
		49,700,142
TOTAL INFORMATION TECHNOLOGY		172,588,197
MATERIALS - 1.2%
Chemicals - 0.5%
A. Schulman, Inc.	2,257	57,531
ADA-ES, Inc. (a)	970	10,961
American Pacific Corp. (a)	617	4,115
Ampal-American Israel Corp. Class A (a)	2,681	3,351
Arabian American Development Co. (a)	2,565	10,568
Balchem Corp.	2,160	93,204
Cereplast, Inc. (a)(d)	820	4,223
China Agritech, Inc. (a)(d)	1,300	3,822
Fuwei Films Holdings Co. Ltd. (a)	926	3,426
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Hawkins, Inc.	1,094	$ 47,644
Innophos Holdings, Inc.	1,708	76,672
Innospec, Inc. (a)	2,262	76,659
Keyuan Petrochemicals, Inc. (d)	4,400	19,246
KMG Chemicals, Inc.	1,079	19,962
Landec Corp. (a)	4,366	25,061
Material Sciences Corp. (a)	1,000	7,900
Methanex Corp.	7,157	228,164
Nanophase Technologies Corp. (a)	626	814
Penford Corp. (a)	697	4,057
Senomyx, Inc. (a)	3,104	19,866
ShengdaTech, Inc. (a)(d)	5,173	16,574
Sigma Aldrich Corp.	9,337	656,298
TPC Group, Inc. (a)	1,300	47,294
Yongye International, Inc. (a)(d)	4,112	21,917
Zagg, Inc. (a)(d)	1,431	14,711
Zoltek Companies, Inc. (a)(d)	3,335	36,752
		1,510,792
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	3,904	9,760
United States Lime & Minerals, Inc. (a)	477	18,822
		28,582
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	16,977
Silgan Holdings, Inc.	5,907	265,165
		282,142
Metals & Mining - 0.6%
Century Aluminum Co. (a)	7,647	123,423
China Gerui Adv Mat Group Ltd. (a)(d)	3,220	13,943
China Natural Resources, Inc. (a)(d)	1,718	22,111
China Precision Steel, Inc. (a)(d)	3,260	3,847
DRDGOLD Ltd. sponsored ADR	3,237	16,509
Globe Specialty Metals, Inc.	5,615	127,236
Gulf Resources, Inc. (a)(d)	3,255	11,132
Haynes International, Inc.	1,001	56,326
Horsehead Holding Corp. (a)	3,155	42,088
Kaiser Aluminum Corp.	1,568	82,696
Olympic Steel, Inc.	1,095	32,105
Pan American Silver Corp.	8,318	281,897
Qiao Xing Universal Telephone, Inc. (a)(d)	7,786	14,171
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	4,866	$ 398,817
Royal Gold, Inc.	4,002	248,204
Schnitzer Steel Industries, Inc. Class A	1,840	108,744
Silver Standard Resources, Inc. (a)	6,097	179,679
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	1,300	7,826
Steel Dynamics, Inc.	16,841	287,981
Sutor Technology Group Ltd. (a)(d)	5,943	7,964
Universal Stainless & Alloy Products, Inc. (a)	691	25,159
US Energy Corp. (a)	3,179	15,863
		2,107,721
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	3,185	43,730
Pope Resources, Inc. LP	213	8,946
		52,676
TOTAL MATERIALS		3,981,913
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.6%
012 Smile.Communications Ltd.	2,234	61,145
8x8, Inc. (a)	8,794	29,988
Alaska Communication Systems Group, Inc. (d)	5,059	45,632
Atlantic Tele-Network, Inc.	1,084	41,441
Boingo Wireless, Inc.	2,518	23,543
Cbeyond, Inc. (a)	2,266	32,540
City Telecom (HK) Ltd. sponsored ADR	671	9,622
Cogent Communications Group, Inc. (a)	3,394	52,777
Consolidated Communications Holdings, Inc.	2,550	48,807
FairPoint Communications, Inc. (a)	1,850	19,814
General Communications, Inc. Class A (a)	3,767	46,522
Global Crossing Ltd. (a)	4,984	173,643
Globalstar, Inc. (a)(d)	22,812	27,603
HickoryTech Corp.	972	10,070
Hughes Communications, Inc. (a)	1,719	103,140
Iridium Communications, Inc. (a)(d)	5,293	47,214
Level 3 Communications, Inc. (a)	132,187	302,708
Neutral Tandem, Inc. (a)	2,956	50,163
PAETEC Holding Corp. (a)	10,485	46,763
SureWest Communications	1,410	20,967
Telefonos de Mexico SA de CV Series A sponsored ADR	257	4,567
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Towerstream Corp. (a)(d)	4,635	$ 24,566
tw telecom, inc. (a)	11,910	258,447
VocalTec Communications Ltd. (a)	850	21,327
Warwick Valley Telephone Co.	420	6,124
Windstream Corp.	38,296	515,081
		2,024,214
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series A sponsored ADR (d)	577	30,339
Clearwire Corp. Class A (a)(d)	19,701	90,625
FiberTower Corp. (a)	5,318	9,838
ICO Global Communications Holdings Ltd. Class A (a)	16,937	49,456
Leap Wireless International, Inc. (a)	6,428	108,055
Linktone Ltd. sponsored ADR (a)	452	457
NII Holdings, Inc. (a)	13,333	582,119
NTELOS Holdings Corp.	3,307	68,951
Partner Communications Co. Ltd. ADR	1,446	24,423
SBA Communications Corp. Class A (a)	9,098	357,460
Shenandoah Telecommunications Co.	2,363	43,030
USA Mobility, Inc.	2,100	34,146
Vodafone Group PLC sponsored ADR	65,151	1,826,183
		3,225,082
TOTAL TELECOMMUNICATION SERVICES		5,249,296
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	2,011	83,738
Otter Tail Corp.	2,841	62,275
		146,013
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	1,300	5,382
Delta Natural Gas Co., Inc.	344	10,860
		16,242
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)(d)	3,632	8,680
Water Utilities - 0.0%
Artesian Resources Corp. Class A	433	8,513
Cadiz, Inc. (a)	828	8,702
Connecticut Water Service, Inc.	1,238	31,210
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Consolidated Water Co., Inc.	1,157	$ 11,153
Middlesex Water Co.	1,342	25,176
Pure Cycle Corp. (a)	3,377	11,549
Tri-Tech Holding, Inc. (a)(d)	664	5,949
York Water Co.	1,531	26,930
		129,182
TOTAL UTILITIES		300,117
TOTAL COMMON STOCKS (Cost $243,650,059)		336,112,270
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.21% 6/30/11 to 7/28/11 (e) (Cost $899,778)	$ 900,000	899,966
Money Market Funds - 3.3%
	Shares
Fidelity Securities Lending Cash Central Fund,0.14% (b)(c) (Cost $11,166,562)	11,166,562	11,166,562
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $255,716,399)		348,178,798
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(11,162,078)
NET ASSETS - 100%		$ 337,016,720
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
21 CME E-mini NASDAQ 100 Index Contracts	June 2011	$ 996,135	$ 51,698

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $899,966.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,409
Fidelity Securities Lending Cash Central Fund	173,882
Total	$ 181,291
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,054,561	$ 54,028,502	$ -	$ 26,059
Consumer Staples	7,614,857	7,614,857	-	-
Energy	5,993,981	5,989,654	-	4,327
Financials	23,835,957	23,833,654	2,303	-
Health Care	44,997,653	44,994,708	2,945	-
Industrials	17,495,738	17,486,017	-	9,721
Information Technology	172,588,197	172,587,536	-	661
Materials	3,981,913	3,946,093	-	35,820
Telecommunication Services	5,249,296	5,249,296	-	-
Utilities	300,117	300,117	-	-
U.S. Government and Government Agency Obligations	899,966	-	899,966	-
Money Market Funds	11,166,562	11,166,562	-	-
Total Investments in Securities:	$ 348,178,798	$ 347,196,996	$ 905,214	$ 76,588
Derivative Instruments:
Assets
Futures Contracts	$ 51,698	$ 51,698	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,872
Total Realized Gain (Loss)	77,792
Total Unrealized Gain (Loss)	(171,547)
Cost of Purchases	45,477
Proceeds of Sales	(235,199)
Amortization/Accretion	-
Transfers in to Level 3	344,193
Transfers out of Level 3	-
Ending Balance	$ 76,588
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (187,084)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 51,698	$ -
Total Value of Derivatives	$ 51,698	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $7,703,215 of which $5,238,336, $260,007 and $2,204,872 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,937,746) - See accompanying schedule: Unaffiliated issuers (cost $244,549,837)	$ 337,012,236
Fidelity Central Funds (cost $11,166,562)	11,166,562
Total Investments (cost $255,716,399)		$ 348,178,798
Cash		531,752
Receivable for investments sold		309,463
Receivable for fund shares sold		220,944
Dividends receivable		327,260
Distributions receivable from Fidelity Central Funds		32,029
Receivable for daily variation on futures contracts		29,013
Prepaid expenses		133
Receivable from investment adviser for expense reductions		63,074
Other receivables		65
Total assets		349,692,531

Liabilities
Payable for investments purchased	$ 102,568
Payable for fund shares redeemed	1,154,475
Accrued management fee	67,411
Distribution and service plan fees payable	50,348
Other affiliated payables	51,817
Other payables and accrued expenses	82,630
Collateral on securities loaned, at value	11,166,562
Total liabilities		12,675,811

Net Assets		$ 337,016,720
Net Assets consist of:
Paid in capital		$ 249,964,298
Undistributed net investment income		818,843
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,280,520)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		92,514,099
Net Assets, for 8,939,905 shares outstanding		$ 337,016,720
Net Asset Value, offering price and redemption price per share ($337,016,720 ÷ 8,939,905 shares)		$ 37.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,509,156
Interest		793
Income from Fidelity Central Funds (including $173,882 from security lending)		181,291
Total income		1,691,240

Expenses
Management fee	$ 392,122
Transfer agent fees	231,073
Distribution and service plan fees	98,026
Licensing fees	98,026
Accounting and security lending fees	64,101
Custodian fees and expenses	8,612
Independent trustees' compensation	804
Registration fees	20,224
Audit	27,410
Legal	384
Miscellaneous	1,721
Total expenses before reductions	942,503
Expense reductions	(370,944)	571,559
Net investment income (loss)		1,119,681
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,158,997
Foreign currency transactions	(4)
Futures contracts	757,914
Total net realized gain (loss)		1,916,907
Change in net unrealized appreciation (depreciation) on: Investment securities	36,474,487
Assets and liabilities in foreign currencies	3
Futures contracts	130,056
Total change in net unrealized appreciation (depreciation)		36,604,546
Net gain (loss)		38,521,453
Net increase (decrease) in net assets resulting from operations		$ 39,641,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,119,681	$ 1,854,282
Net realized gain (loss)	1,916,907	(2,137,136)
Change in net unrealized appreciation (depreciation)	36,604,546	38,867,967
Net increase (decrease) in net assets resulting from operations	39,641,134	38,585,113
Distributions to shareholders from net investment income	(1,909,533)	(1,165,841)
Share transactions Proceeds from sales of shares	66,269,682	107,954,188
Reinvestment of distributions	1,821,297	1,117,280
Cost of shares redeemed	(48,996,699)	(87,310,674)
Net increase (decrease) in net assets resulting from share transactions	19,094,280	21,760,794
Redemption fees	40,512	68,572
Total increase (decrease) in net assets	56,866,393	59,248,638

Net Assets
Beginning of period	280,150,327	220,901,689
End of period (including undistributed net investment income of $818,843 and undistributed net investment income of $1,608,695, respectively)	$ 337,016,720	$ 280,150,327
Other Information Shares
Sold	1,830,233	3,473,521
Issued in reinvestment of distributions	51,933	38,132
Redeemed	(1,342,091)	(2,852,299)
Net increase (decrease)	540,075	659,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 33.35	$ 28.54	$ 20.48	$ 35.88	$ 32.95	$ 30.32
Income from Investment Operations
Net investment income (loss) D	.12	.22	.18	.22	.18	.14
Net realized and unrealized gain (loss)	4.46	4.73	8.07	(14.96)	3.07	2.69
Total from investment operations	4.58	4.95	8.25	(14.74)	3.25	2.83
Distributions from net investment income	(.23)	(.15)	(.20)	(.18)	(.10)	(.08)
Distributions from net realized gain	-	-	-	(.50)	(.25)	(.13)
Total distributions	(.23)	(.15)	(.20)	(.68)	(.35)	(.21)
Redemption fees added to paid in capital D	- H	.01	.01	.02	.03	.01
Net asset value, end of period	$ 37.70	$ 33.35	$ 28.54	$ 20.48	$ 35.88	$ 32.95
Total Return B, C	13.77%	17.45%	40.70%	(41.83)%	10.05%	9.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.58% A	.58%	.62%	.61%	.60%	.58%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.42%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.42%
Net investment income (loss)	.69% A	.73%	.75%	.72%	.52%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 337,017	$ 280,150	$ 220,902	$ 118,655	$ 190,571	$ 179,412
Portfolio turnover rate F	5% A	8%	3%	13%	18%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 120,052,729
Gross unrealized depreciation	(28,527,746)
Net unrealized appreciation (depreciation) on securities and other investments	$ 91,524,983
Tax cost	$ 256,653,815

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $757,914 and a change in net unrealized appreciation (depreciation) of $130,056 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $33,416,468 and $7,240,788, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on .06% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $536 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $370,923.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

EIF-USAN-0711
1.802767.107

Fidelity®

Nasdaq Composite® Index Tracking Stock

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite® and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Periods Ended May 31, 2011

From June 1, 2006
to May 31, 2011	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	536	42.57	436	34.63
25 - <50	105	8.34	65	5.16
50 - <75	33	2.62	31	2.46
75 - <100	10	0.80	9	0.72
100 or above	16	1.27	18	1.43
Total	700	55.60	559	44.40

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.30%	$ 1,000.00	$ 1,138.00	$ 1.60
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.44	$ 1.51

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.5	7.5
Microsoft Corp.	4.9	5.8
Oracle Corp.	4.0	3.6
Google, Inc. Class A	3.1	3.6
Intel Corp.	2.9	3.1
QUALCOMM, Inc.	2.3	2.0
Cisco Systems, Inc.	2.2	2.9
Amazon.com, Inc.	2.1	2.1
Amgen, Inc.	1.3	1.4
Comcast Corp. Class A	1.2	1.1
	31.5
Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	51.2	52.5
Consumer Discretionary	16.1	15.4
Health Care	13.3	12.9
Financials	7.1	7.1
Industrials	5.2	5.3
Consumer Staples	2.3	2.1
Energy	1.8	1.6
Telecommunication Services	1.5	1.7
Materials	1.2	1.2
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,126	$ 18,725
Ballard Power Systems, Inc. (a)	4,911	8,616
China Automotive Systems, Inc. (a)(d)	976	6,978
China XD Plastics Co. Ltd. (a)(d)	1,500	6,150
Dorman Products, Inc. (a)	813	30,780
Exide Technologies (a)	2,941	28,998
Federal-Mogul Corp. Class A (a)	3,831	88,726
Fuel Systems Solutions, Inc. (a)	788	19,653
Gentex Corp.	5,425	159,224
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	365	1,799
Shiloh Industries, Inc.	795	8,697
SORL Auto Parts, Inc. (a)	706	3,523
Spartan Motors, Inc.	1,617	7,745
Wonder Auto Technology, Inc. (a)(d)	1,326	7,187
		396,801
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	1,230	2,460
Tesla Motors, Inc. (a)(d)	3,525	106,244
		108,704
Distributors - 0.2%
Audiovox Corp. Class A (a)	1,512	11,506
Core-Mark Holding Co., Inc. (a)	470	16,798
LKQ Corp. (a)	5,616	149,329
Pool Corp.	1,926	58,242
Weyco Group, Inc.	600	14,448
		250,323
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	786	34,411
Apollo Group, Inc. Class A (non-vtg.) (a)	5,838	240,000
Archipelago Learning, Inc. (a)	1,052	11,162
Cambium Learning Group, Inc. (a)	1,422	4,721
Capella Education Co. (a)	696	33,645
Career Education Corp. (a)	3,323	71,445
ChinaCast Education Corp. (a)(d)	1,400	7,882
Coinstar, Inc. (a)	1,281	68,060
Corinthian Colleges, Inc. (a)(d)	3,336	12,877
Education Management Corp. (a)(d)	5,400	116,262
Global Education & Technology Group Ltd. ADR (a)	330	1,924
Grand Canyon Education, Inc. (a)	1,755	22,640
Learning Tree International, Inc.	981	9,300
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Lincoln Educational Services Corp.	1,060	$ 15,508
Matthews International Corp. Class A	1,320	51,599
National American University Holdings, Inc.	744	5,602
Princeton Review, Inc. (a)	1,131	249
Steiner Leisure Ltd. (a)	630	31,500
Stewart Enterprises, Inc. Class A	4,161	30,999
StoneMor Partners LP	522	13,582
Strayer Education, Inc.	538	64,657
		848,025
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	1,036	17,177
Ambassadors Group, Inc.	986	9,387
Ameristar Casinos, Inc.	1,185	26,615
Benihana, Inc. (a)	136	1,365
Benihana, Inc. Class A (sub. vtg.) (a)	256	2,588
BJ's Restaurants, Inc. (a)	1,200	61,476
Bob Evans Farms, Inc.	1,335	41,852
Bravo Brio Restaurant Group, Inc.	500	11,100
Buffalo Wild Wings, Inc. (a)	636	39,839
California Pizza Kitchen, Inc. (a)	1,056	19,441
Caribou Coffee Co., Inc. (a)	636	6,761
Carrols Restaurant Group, Inc. (a)	690	6,452
Century Casinos, Inc. (a)	1,051	2,985
China Lodging Group Ltd. ADR (a)	1,680	31,786
Churchill Downs, Inc.	808	35,293
Cosi, Inc. (a)	2,856	3,199
Cracker Barrel Old Country Store, Inc.	891	42,216
Ctrip.com International Ltd. sponsored ADR (a)	5,723	257,535
Denny's Corp. (a)	5,491	22,458
Einstein Noah Restaurant Group, Inc.	801	12,015
eLong, Inc. sponsored ADR (a)	864	20,097
Empire Resorts, Inc. (a)	1,786	1,036
Gaming Partners International Corp.	405	3,090
Great Wolf Resorts, Inc. (a)	1,656	4,935
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,000	40,870
International Speedway Corp. Class A	1,079	30,870
Interval Leisure Group, Inc. (a)	1,956	26,523
Isle of Capri Casinos, Inc. (a)	1,311	11,563
Jack in the Box, Inc. (a)	1,994	44,287
Jamba, Inc. (a)	2,631	6,051
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Lakes Entertainment, Inc. (a)	1,276	$ 2,960
McCormick & Schmick's Seafood Restaurants (a)	786	7,192
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	6,671	74,849
Monarch Casino & Resort, Inc. (a)	976	9,096
Morgans Hotel Group Co. (a)	1,296	10,822
MTR Gaming Group, Inc. (a)	1,590	4,500
Multimedia Games Holdng Co., Inc. (a)	1,111	6,133
O'Charleys, Inc. (a)	1,021	7,402
P.F. Chang's China Bistro, Inc.	911	36,795
Panera Bread Co. Class A (a)	1,154	144,285
Papa John's International, Inc. (a)	717	23,754
Peet's Coffee & Tea, Inc. (a)	509	25,903
Penn National Gaming, Inc. (a)	3,230	130,815
Premier Exhibitions, Inc. (a)	1,531	2,251
Red Robin Gourmet Burgers, Inc. (a)	795	29,177
Rick's Cabaret International, Inc. (a)	546	5,236
Ruth's Hospitality Group, Inc. (a)	1,954	10,454
Scientific Games Corp. Class A (a)	3,891	38,365
Shuffle Master, Inc. (a)	2,856	31,102
Sonic Corp. (a)	2,295	26,370
Starbucks Corp.	29,000	1,066,910
Texas Roadhouse, Inc. Class A	2,651	45,677
The Cheesecake Factory, Inc. (a)	2,354	74,787
Town Sports International Holdings, Inc. (a)	1,156	7,687
Wynn Resorts Ltd.	4,775	699,633
		3,363,017
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	831	7,147
Cavco Industries, Inc. (a)	221	9,538
Deer Consumer Products, Inc. (d)	2,835	19,930
Dixie Group, Inc. (a)	511	2,141
Flexsteel Industries, Inc.	324	4,815
Garmin Ltd.	8,015	273,151
Helen of Troy Ltd. (a)	1,061	34,366
Hooker Furniture Corp.	791	8,701
iRobot Corp. (a)	926	31,114
Lifetime Brands, Inc.	540	6,194
SGOCO Technology Ltd. (a)	500	1,500
SodaStream International Ltd.	812	47,185
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Furniture Co., Inc. (a)	1,191	$ 6,098
Universal Electronics, Inc. (a)	671	17,104
		468,984
Internet & Catalog Retail - 3.6%
1-800-FLOWERS.com, Inc. Class A (a)	1,800	5,580
Amazon.com, Inc. (a)	17,592	3,460,170
Bidz.com, Inc. (a)	966	995
Blue Nile, Inc. (a)(d)	666	33,300
dELiA*s, Inc. (a)	1,231	2,130
drugstore.com, Inc. (a)	3,246	12,319
Expedia, Inc.	10,075	282,201
Gaiam, Inc. Class A	826	4,246
Geeknet, Inc. (a)	322	9,551
HSN, Inc. (a)	2,103	74,047
Liberty Media Corp. Interactive Series A (a)	22,500	409,725
MakeMyTrip Ltd. (d)	1,383	32,003
Mecox Lane Ltd. ADR	420	1,436
Netflix, Inc. (a)	2,055	556,494
NutriSystem, Inc.	1,365	19,328
Overstock.com, Inc. (a)	971	14,109
PetMed Express, Inc.	1,226	15,705
Priceline.com, Inc. (a)	1,893	975,255
Shutterfly, Inc. (a)	1,371	83,110
US Auto Parts Network, Inc. (a)	1,216	9,108
ValueVision Media, Inc. Class A (a)	1,606	11,627
Vitacost.com, Inc. (a)	1,100	5,643
		6,018,082
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	780	11,193
Black Diamond, Inc. (a)	810	6,674
Hasbro, Inc.	5,300	242,422
JAKKS Pacific, Inc. (a)	1,086	21,535
Mattel, Inc.	14,010	369,794
Smith & Wesson Holding Corp. (a)	2,189	7,618
Summer Infant, Inc. (a)	940	7,774
		667,010
Media - 5.8%
AirMedia Group, Inc. ADR (a)	2,088	7,746
Ascent Media Corp. (a)	730	35,018
Beasley Broadcast Group, Inc. Class A (a)	961	4,767
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Bona Film Group Ltd. sponsored ADR (d)	400	$ 2,048
Carmike Cinemas, Inc. (a)	600	4,356
Central European Media Enterprises Ltd. Class A (a)(d)	2,189	47,556
Charter Communications, Inc. Class A (a)	4,300	242,907
China Yida Holding Co. (a)(d)	803	4,770
ChinaNet Online Holdings, Inc. (a)	700	1,358
CKX, Inc. (a)	4,476	24,484
Comcast Corp.:
Class A	80,700	2,036,868
Class A (special) (non-vtg.)	27,191	640,348
Crown Media Holdings, Inc. Class A (a)(d)	13,065	26,653
CTC Media, Inc.	6,015	121,323
Cumulus Media, Inc. Class A (a)(d)	2,040	8,119
Daily Journal Corp. (a)	40	3,000
DIRECTV (a)	30,759	1,545,947
Discovery Communications, Inc. (a)	5,517	240,321
Discovery Communications, Inc. Class C (a)	5,438	211,158
DISH Network Corp. Class A (a)	8,153	246,873
DreamWorks Animation SKG, Inc. Class A (a)	2,951	70,558
Emmis Communications Corp. Class A (a)	8,610	10,074
Fisher Communications, Inc. (a)	375	11,175
Focus Media Holding Ltd. ADR (a)	5,085	158,906
Global Sources Ltd. (a)	1,719	19,889
Global Traffic Network, Inc. (a)	576	6,307
Harris Interactive, Inc. (a)	2,721	2,071
Insignia Systems, Inc.	2,760	13,110
interCLICK, Inc. (a)	645	4,425
Knology, Inc. (a)	1,497	23,368
Lamar Advertising Co. Class A (a)	3,066	89,037
Liberty Global, Inc.:
Class A (a)	4,600	207,230
Class B (a)	206	9,293
Class C (a)	4,833	206,997
Liberty Media Corp.:
Capital Series A (a)	3,001	273,511
Starz Series A (a)	1,986	151,472
LodgeNet Entertainment Corp. (a)	1,156	4,208
Madison Square Garden Co. Class A (a)	2,409	66,272
MDC Partners, Inc. Class A (sub. vtg.)	1,636	30,053
Morningstar, Inc.	1,903	114,960
National CineMedia, Inc.	2,100	37,401
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Navarre Corp. (a)	1,456	$ 2,563
New Frontier Media, Inc. (a)	1,456	2,271
News Corp.:
Class A	70,969	1,301,571
Class B	31,125	587,018
Nexstar Broadcasting Group, Inc. Class A (a)	1,349	9,308
Outdoor Channel Holdings, Inc.	1,002	6,112
Private Media Group, Inc. (a)	786	527
Radio One, Inc. Class D (non-vtg.) (a)	2,013	4,610
ReachLocal, Inc.	1,032	21,662
Rentrak Corp. (a)	486	9,997
RRSat Global Communications Network Ltd.	906	6,804
Salem Communications Corp. Class A	702	2,527
Scholastic Corp.	1,400	38,136
Sinclair Broadcast Group, Inc. Class A	1,914	18,413
Sirius XM Radio, Inc. (a)(d)	155,000	364,250
Spanish Broadcasting System, Inc. Class A (a)	1,618	1,149
SuperMedia, Inc. (a)	550	2,387
Value Line, Inc.	450	6,386
Virgin Media, Inc.	12,500	407,750
VisionChina Media, Inc. ADR (a)	3,138	11,956
Westwood One, Inc. (a)(d)	795	4,706
WPP PLC sponsored ADR	510	31,809
		9,807,849
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	4,893	311,880
Fred's, Inc. Class A	1,836	26,714
Gordmans Stores, Inc.	821	14,277
Sears Holdings Corp. (a)(d)	4,300	305,300
The Bon-Ton Stores, Inc.	511	5,432
Tuesday Morning Corp. (a)	1,641	8,107
		671,710
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	871	2,387
America's Car Mart, Inc. (a)	495	13,984
Ascena Retail Group, Inc. (a)	3,090	103,391
AutoChina International Ltd. (a)(d)	677	19,125
bebe Stores, Inc.	3,505	23,238
Bed Bath & Beyond, Inc. (a)	10,250	552,373
Big 5 Sporting Goods Corp.	1,041	9,890
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Body Central Corp.	650	$ 15,756
Books-A-Million, Inc.	771	2,907
Cache, Inc. (a)	691	3,586
Casual Male Retail Group, Inc. (a)	2,259	9,827
Charming Shoppes, Inc. (a)	5,121	21,201
Citi Trends, Inc. (a)	615	10,271
Coldwater Creek, Inc. (a)	3,396	6,384
Conn's, Inc. (a)(d)	1,091	6,775
Cost Plus, Inc. (a)	841	7,603
Destination Maternity Corp.	476	9,815
Finish Line, Inc. Class A	1,876	43,261
Golfsmith International Holdings, Inc. (a)	570	2,497
Hibbett Sports, Inc. (a)	1,161	48,344
Hot Topic, Inc.	1,891	14,731
Jos. A. Bank Clothiers, Inc. (a)	960	54,816
Kirkland's, Inc. (a)	931	12,159
Monro Muffler Brake, Inc.	1,177	38,076
O'Reilly Automotive, Inc. (a)	5,409	325,135
Pacific Sunwear of California, Inc. (a)	2,790	8,900
PetSmart, Inc.	4,688	212,366
Rent-A-Center, Inc.	2,661	86,376
Ross Stores, Inc.	4,742	388,654
rue21, Inc. (a)	1,041	35,227
Select Comfort Corp. (a)	2,041	33,350
Shoe Carnival, Inc. (a)	477	12,984
Staples, Inc.	28,200	474,324
Stein Mart, Inc.	1,770	17,346
Tandy Leather Factory, Inc.	422	2,089
The Children's Place Retail Stores, Inc. (a)	873	43,860
Tractor Supply Co.	2,820	178,111
Trans World Entertainment Corp. (a)	2,931	5,686
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,339	130,937
Urban Outfitters, Inc. (a)	6,403	195,035
West Marine, Inc. (a)	916	9,517
Wet Seal, Inc. Class A (a)	4,042	17,381
Winmark Corp.	300	11,328
Zumiez, Inc. (a)	1,176	35,727
		3,256,730
Textiles, Apparel & Luxury Goods - 0.7%
Cherokee, Inc.	405	7,744
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Columbia Sportswear Co.	1,371	$ 89,938
Crocs, Inc. (a)	3,216	73,100
Deckers Outdoor Corp. (a)	1,592	145,031
Exceed Co. Ltd. (a)	1,148	6,773
Fossil, Inc. (a)	2,490	263,542
G-III Apparel Group Ltd. (a)	750	32,190
Heelys, Inc. (a)	960	2,006
Iconix Brand Group, Inc. (a)	2,850	70,395
Joe's Jeans, Inc. (a)	2,547	2,121
K-Swiss, Inc. Class A (a)	1,411	15,563
Kingold Jewelry, Inc. (a)	1,981	3,407
LJ International, Inc. (a)	981	3,855
lululemon athletica, Inc. (a)	2,003	181,872
Perry Ellis International, Inc. (a)	736	22,967
Steven Madden Ltd. (a)	1,020	56,855
Tandy Brands Accessories, Inc. (a)	1,011	1,961
True Religion Apparel, Inc. (a)	956	28,097
Vera Bradley, Inc.	1,600	79,088
Volcom, Inc.	882	21,583
Wacoal Holdings Corp. sponsored ADR	98	5,918
		1,114,006
TOTAL CONSUMER DISCRETIONARY		26,971,241
CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Central European Distribution Corp. (a)	2,876	36,123
Coca-Cola Bottling Co. Consolidated	315	21,259
Craft Brewers Alliance, Inc. (a)	1,989	18,100
Hansen Natural Corp. (a)	3,576	256,220
Jones Soda Co. (a)	1,516	1,819
MGP Ingredients, Inc.	716	5,821
National Beverage Corp.	2,000	28,300
Primo Water Corp.	875	12,381
		380,023
Food & Staples Retailing - 1.4%
Andersons, Inc.	716	31,024
Arden Group, Inc. Class A	150	13,422
Casey's General Stores, Inc.	1,307	54,175
China Jo-Jo Drugstores, Inc. (a)(d)	574	1,234
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Costco Wholesale Corp.	17,186	$ 1,417,501
Fresh Market, Inc.	2,100	84,504
Ingles Markets, Inc. Class A	861	15,326
Nash-Finch Co.	538	20,213
PriceSmart, Inc.	1,215	56,680
QKL Stores, Inc. (a)	2,086	5,069
Spartan Stores, Inc.	873	16,281
Susser Holdings Corp. (a)	641	9,192
The Pantry, Inc. (a)	881	16,272
United Natural Foods, Inc. (a)	1,731	75,316
Village Super Market, Inc. Class A	275	7,224
Whole Foods Market, Inc.	6,599	403,595
Winn-Dixie Stores, Inc. (a)	2,121	19,322
		2,246,350
Food Products - 0.6%
AgFeed Industries, Inc. (a)(d)	1,833	2,273
Alico, Inc.	240	5,981
Bridgford Foods Corp.	391	3,312
Cal-Maine Foods, Inc.	888	26,471
Calavo Growers, Inc.	741	16,406
Cresud S.A.C.I.F. y A. sponsored ADR	1,928	33,644
Diamond Foods, Inc.	756	56,269
Farmer Brothers Co.	750	7,680
GLG Life Tech Corp. (a)	1,704	14,807
Green Mountain Coffee Roasters, Inc. (a)	5,473	450,811
Hain Celestial Group, Inc. (a)	1,455	52,031
Imperial Sugar Co.	496	8,814
J&J Snack Foods Corp.	855	44,050
John B. Sanfilippo & Son, Inc. (a)	362	3,475
Lancaster Colony Corp.	978	59,306
Le Gaga Holdings Ltd. ADR (d)	500	3,970
Lifeway Foods, Inc. (a)	786	8,214
Limoneira Co.	375	7,613
Origin Agritech Ltd. (a)	1,000	6,110
Sanderson Farms, Inc.	848	37,236
Seneca Foods Corp. Class A (a)	481	13,194
SkyPeople Fruit Juice, Inc. (a)(d)	904	2,305
Smart Balance, Inc. (a)	2,551	14,005
Snyders-Lance, Inc.	2,396	50,939
SunOpta, Inc. (a)	2,641	20,521
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Yuhe International, Inc. (a)	671	$ 3,476
Zhongpin, Inc. (a)(d)	1,276	19,459
		972,372
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,321	13,501
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,186	11,931
WD-40 Co.	700	29,666
		55,098
Personal Products - 0.1%
China Sky One Medical, Inc. (a)(d)	576	1,607
China-Biotics, Inc. (a)(d)	854	6,448
Elizabeth Arden, Inc. (a)	1,380	42,407
Inter Parfums, Inc.	1,381	30,769
Mannatech, Inc. (a)	1,156	1,387
Nutraceutical International Corp. (a)	550	8,613
Parlux Fragrances, Inc. (a)	1,126	3,986
Physicians Formula Holdings, Inc. (a)	856	3,938
Reliv International, Inc.	601	1,208
Synutra International, Inc. (a)(d)	2,940	32,252
The Female Health Co.	899	4,549
		137,164
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,231	16,834
TOTAL CONSUMER STAPLES		3,807,841
ENERGY - 1.8%
Energy Equipment & Services - 0.3%
Bronco Drilling Co., Inc. (a)	1,819	19,991
Dawson Geophysical Co. (a)	450	15,950
ENGlobal Corp. (a)	1,050	4,095
Exterran Partners LP	1,140	29,309
Global Industries Ltd. (a)	4,221	26,466
Gulf Island Fabrication, Inc.	651	22,134
Hercules Offshore, Inc. (a)	4,991	31,194
Lufkin Industries, Inc.	1,200	108,852
Matrix Service Co. (a)	1,041	13,918
Mitcham Industries, Inc. (a)	336	4,892
OYO Geospace Corp. (a)	206	18,705
Patterson-UTI Energy, Inc.	6,111	191,458
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
PHI, Inc. (non-vtg.) (a)	476	$ 10,091
RigNet, Inc.	640	10,682
SinoTech Energy Ltd. ADR	860	4,463
Tesco Corp. (a)	1,470	29,944
Union Drilling, Inc. (a)	1,161	12,121
		554,265
Oil, Gas & Consumable Fuels - 1.5%
Abraxas Petroleum Corp. (a)	2,778	12,223
Alliance Holdings GP, LP	2,376	111,648
Alliance Resource Partners LP	1,552	113,125
Amyris, Inc.	1,800	53,118
APCO Oil and Gas International, Inc.	1,141	100,853
Approach Resources, Inc. (a)	1,050	27,342
Atlas Energy, Inc. (a)	3,461	0
ATP Oil & Gas Corp. (a)(d)	1,838	33,966
BioFuel Energy Corp. (a)(d)	4,688	2,907
BreitBurn Energy Partners LP	2,100	43,449
Brigham Exploration Co. (a)	4,455	138,729
Calumet Specialty Products Partners LP	1,373	30,151
Capital Product Partners LP	1,309	12,161
Carrizo Oil & Gas, Inc. (a)	1,524	58,232
China Integrated Energy, Inc. (a)	1,627	2,694
Clayton Williams Energy, Inc. (a)	465	34,870
Clean Energy Fuels Corp. (a)(d)	2,500	35,750
Copano Energy LLC	2,727	91,518
CREDO Petroleum Corp. (a)	1,004	10,030
Crimson Exploration, Inc. (a)	2,124	8,071
Crosstex Energy LP	1,976	36,220
Crosstex Energy, Inc.	2,006	22,648
Delta Petroleum Corp. (a)(d)	10,810	7,675
Dorchester Minerals LP	1,770	49,029
Double Eagle Petroleum Co. (a)	405	2,932
Eagle Rock Energy Partners LP	3,282	38,137
Energy XXI (Bermuda) Ltd. (a)	2,870	98,470
EV Energy Partners LP	1,265	70,018
FX Energy, Inc. (a)	1,740	15,121
GeoMet, Inc. (a)	2,416	3,141
Georesources, Inc. (a)	798	19,766
Gevo, Inc. (a)	938	18,085
Golar LNG Ltd. (NASDAQ)	2,796	89,081
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Golar LNG Partners LP	884	$ 24,469
Green Plains Renewable Energy, Inc. (a)(d)	1,400	14,434
Gulfport Energy Corp. (a)	1,921	56,842
Hallador Energy Co.	1,071	11,781
Isramco, Inc. (a)	100	6,623
Ivanhoe Energy, Inc. (a)(d)	13,446	30,390
James River Coal Co. (a)	1,160	25,427
Knightsbridge Tankers Ltd. (d)	941	19,808
L&L Energy, Inc. (a)(d)	1,400	7,588
Legacy Reserves LP	1,688	53,813
LINN Energy LLC/LINN Energy Finance Corp.	6,892	267,823
Martin Midstream Partners LP	808	31,391
Pacific Ethanol, Inc. (a)(d)	1,426	546
Petroleum Development Corp. (a)	1,267	46,055
PostRock Energy Corp. (a)	615	3,788
PrimeEnergy Corp. (a)	165	4,212
Ram Energy Resources, Inc. (a)(d)	6,236	9,978
Regency Energy Partners LP	5,719	144,062
Rex Energy Corp. (a)	1,615	21,092
Rosetta Resources, Inc. (a)	2,181	107,196
Sino Clean Energy, Inc. (a)(d)	1,155	2,864
Solazyme, Inc.	1,800	40,554
StealthGas, Inc. (a)	1,116	5,502
Syntroleum Corp. (a)	2,661	4,870
TC Pipelines LP	1,725	79,626
Top Ships, Inc. (a)(d)	2,745	1,661
Toreador Resources Corp. (a)	1,260	7,888
TransGlobe Energy Corp. (a)	2,602	40,657
Uranium Resources, Inc. (a)(d)	5,617	10,167
Verenium Corp. (a)	997	2,114
Warren Resources, Inc. (a)	2,571	9,898
Zion Oil & Gas, Inc. (a)(d)	1,307	7,149
Zion Oil & Gas, Inc. warrants 12/31/12 (a)	201	519
		2,491,947
TOTAL ENERGY		3,046,212
FINANCIALS - 7.1%
Capital Markets - 1.5%
American Capital Ltd. (a)	13,199	130,670
BGC Partners, Inc. Class A	2,515	20,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Calamos Asset Management, Inc. Class A	941	$ 14,106
Capital Southwest Corp.	195	18,203
Cowen Group, Inc. Class A (a)	2,711	11,169
Diamond Hill Investment Group, Inc.	180	14,405
E*TRADE Financial Corp. (a)	10,989	173,736
Edelman Financial Group, Inc.	975	7,761
Epoch Holding Corp.	1,101	18,486
FBR Capital Markets Corp. (a)	2,895	10,509
Financial Engines, Inc. (a)	2,071	51,568
FirstCity Financial Corp. (a)	871	5,879
Gleacher & Co., Inc. (a)	4,606	10,271
Harris & Harris Group, Inc. (a)	1,245	7,134
Horizon Technology Finance Corp.	300	4,755
Internet Capital Group, Inc. (a)	1,455	18,959
INTL FCStone, Inc. (a)	764	19,749
LPL Investment Holdings, Inc.	4,200	150,948
Medallion Financial Corp.	1,071	10,260
Northern Trust Corp.	9,529	464,920
optionsXpress Holdings, Inc.	2,355	43,097
Penson Worldwide, Inc. (a)	891	3,359
Prospect Capital Corp.	2,651	31,043
Rodman & Renshaw Capital Group, Inc. (a)(d)	2,384	3,290
SEI Investments Co.	7,535	178,127
T. Rowe Price Group, Inc.	10,080	638,064
TD Ameritrade Holding Corp.	22,000	474,100
TradeStation Group, Inc. (a)	1,791	17,444
U.S. Global Investments, Inc. Class A	1,078	8,538
Virtus Investment Partners, Inc. (a)	285	15,778
		2,577,228
Commercial Banks - 2.8%
1st Source Corp.	1,106	23,248
1st United Bancorp, Inc. (a)	886	5,520
Alliance Financial Corp.	360	10,408
American National Bankshares, Inc.	525	10,579
American River Bankshares (a)	496	3,204
Ameris Bancorp	723	6,738
Ames National Corp.	341	5,903
Arrow Financial Corp.	679	16,663
Associated Banc-Corp.	6,486	91,388
BancFirst Corp.	600	23,982
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bancorp Rhode Island, Inc.	200	$ 8,672
Bancorp, Inc., Delaware (a)	1,315	13,321
BancTrust Financial Group, Inc. (a)	1,251	3,052
Bank of Granite Corp. (a)	1,035	725
Bank of Marin Bancorp	371	13,556
Bank of the Ozarks, Inc.	635	30,867
Banner Corp.	9,206	25,777
BCB Bancorp, Inc.	666	7,319
Berkshire Bancorp, Inc. (a)	960	6,490
BNC Bancorp	360	2,732
BOK Financial Corp.	2,767	146,679
Boston Private Financial Holdings, Inc.	2,700	17,820
Bridge Capital Holdings (a)	516	5,521
Bryn Mawr Bank Corp.	570	11,964
Camden National Corp.	434	14,227
Capital Bank Corp. (a)	3,098	12,237
Capital City Bank Group, Inc.	876	9,435
Cardinal Financial Corp.	1,266	14,015
Cascade Bancorp (a)(d)	1,889	15,320
Cascade Financial Corp. (a)	871	381
Cathay General Bancorp	3,100	50,530
Center Bancorp, Inc.	1,211	12,292
Center Financial Corp. (a)	1,521	9,947
Centerstate Banks of Florida, Inc.	1,407	9,863
Century Bancorp, Inc. Class A (non-vtg.)	164	4,218
Chemical Financial Corp.	926	18,224
Citizens & Northern Corp.	330	4,696
Citizens Banking Corp., Michigan (a)	16,171	14,032
City Holding Co.	726	23,428
CNB Financial Corp., Pennsylvania	681	9,452
CoBiz, Inc.	1,196	7,678
Colony Bankcorp, Inc. (a)	420	1,445
Columbia Banking Systems, Inc.	1,530	27,525
Commerce Bancshares, Inc.	3,400	145,452
Community Trust Bancorp, Inc.	735	20,198
CVB Financial Corp.	3,778	33,889
Danvers Bancorp, Inc.	829	18,603
Eagle Bancorp, Inc., Maryland (a)	1,200	15,204
East West Bancorp, Inc.	5,712	114,754
Eastern Virgina Bankshares, Inc.	270	899
Enterprise Financial Services Corp.	840	11,810
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fidelity Southern Corp.	761	$ 5,045
Fifth Third Bancorp	35,699	466,229
Financial Institutions, Inc.	296	4,834
First Bancorp, North Carolina	720	8,597
First Busey Corp.	2,713	13,809
First Citizen Bancshares, Inc.	341	66,696
First Community Bancshares, Inc.	993	14,438
First Financial Bancorp, Ohio	2,091	33,456
First Financial Bankshares, Inc.	900	47,574
First Financial Corp., Indiana	540	17,518
First Interstate Bancsystem, Inc.	398	5,652
First M&F Corp.	540	1,998
First Mariner Bancorp, Inc. (a)	885	495
First Merchants Corp.	1,598	13,503
First Midwest Bancorp, Inc., Delaware	2,856	34,957
First of Long Island Corp.	521	14,036
First South Bancorp, Inc., Virginia	450	1,890
First United Corp.	555	2,831
Firstbank Corp., Michigan	331	1,867
FirstMerit Corp.	4,194	68,320
FNB Corp., North Carolina (a)	411	173
Fulton Financial Corp.	7,724	86,045
German American Bancorp, Inc.	616	10,823
Glacier Bancorp, Inc.	2,842	40,413
Great Southern Bancorp, Inc.	784	14,473
Green Bankshares, Inc. (a)(d)	2,627	7,067
Grupo Financiero Galicia SA sponsored ADR	1,271	14,769
Guaranty Bancorp (a)	2,355	3,415
Hampton Roads Bankshares, Inc. (a)	1,988	52,265
Hancock Holding Co.	1,768	57,124
Hanmi Financial Corp. (a)	4,350	5,220
Heartland Financial USA, Inc.	720	10,303
Heritage Commerce Corp. (a)	592	3,220
Heritage Financial Corp., Washington	525	7,109
Home Bancshares, Inc.	977	23,428
Hudson Valley Holding Corp.	605	13,243
Huntington Bancshares, Inc.	33,603	221,780
IBERIABANK Corp.	1,044	61,335
Independent Bank Corp. (a)	73	187
Independent Bank Corp., Massachusetts	850	25,194
International Bancshares Corp.	2,535	43,272
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Intervest Bancshares Corp. Class A (a)	330	$ 1,066
Investors Bancorp, Inc. (a)	4,476	67,006
Lakeland Bancorp, Inc.	1,260	13,054
Lakeland Financial Corp.	816	18,238
LNB Bancorp, Inc.	891	5,034
Macatawa Bank Corp. (a)	3,084	7,402
Macatawa Bank Corp. rights (a)	3,494	349
MainSource Financial Group, Inc.	1,136	8,747
MB Financial, Inc.	2,000	39,740
MBT Financial Corp. (a)(d)	1,035	1,553
Mercantile Bank Corp. (a)	255	2,308
Merchants Bancshares, Inc.	565	14,300
Metro Bancorp, Inc. (a)	390	4,395
Metrocorp Bancshares, Inc. (a)	81	527
Nara Bancorp, Inc. (a)	1,446	12,277
National Bankshares, Inc.	338	8,494
National Penn Bancshares, Inc.	5,906	44,590
NBT Bancorp, Inc.	1,400	30,786
NewBridge Bancorp (a)	1,366	6,393
North Valley Bancorp (a)	114	1,162
Northern States Financial Corp. (a)	381	476
Northfield Bancorp, Inc.	2,196	31,073
Northrim Bancorp, Inc.	386	7,631
Old Point Financial Corp.	461	5,366
Old Second Bancorp, Inc. (d)	900	1,035
OmniAmerican Bancorp, Inc. (a)	426	6,105
Orrstown Financial Services, Inc.	250	6,530
Pacific Capital Bancorp NA (a)	1,835	56,426
Pacific Continental Corp.	450	4,172
Pacific Mercantile Bancorp (a)	556	2,018
PacWest Bancorp	1,500	31,650
Park Sterling Corp. (a)	1,257	6,285
Peapack-Gladstone Financial Corp.	302	3,881
Penns Woods Bancorp, Inc.	457	16,182
Peoples Bancorp, Inc.	495	6,168
Pinnacle Financial Partners, Inc. (a)	1,161	18,007
Popular, Inc. (a)	39,756	115,292
Preferred Bank, Los Angeles California (a)	511	772
PremierWest Bancorp (a)	74	138
PrivateBancorp, Inc.	2,900	47,473
Prosperity Bancshares, Inc.	1,866	81,638
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Renasant Corp.	771	$ 11,542
Republic Bancorp, Inc., Kentucky Class A	866	17,718
Republic First Bancorp, Inc. (a)	765	1,874
Royal Bancshares of Pennsylvania, Inc. Class A (a)	735	1,272
S&T Bancorp, Inc.	1,115	20,772
S.Y. Bancorp, Inc.	1,215	29,840
Sandy Spring Bancorp, Inc.	696	13,106
SCBT Financial Corp.	476	14,842
Seacoast Banking Corp., Florida (a)	856	1,541
Shore Bancshares, Inc.	300	2,325
Sierra Bancorp	480	5,299
Signature Bank, New York (a)	1,641	93,406
Simmons First National Corp. Class A	696	18,193
Southern Community Financial Corp. (a)	631	1,123
Southside Bancshares, Inc.	885	17,842
Southwest Bancorp, Inc., Oklahoma (a)	971	12,167
State Bancorp, Inc., New York	566	7,358
State Bank Financial Corp. (a)	972	16,524
StellarOne Corp.	1,176	14,394
Sterling Bancshares, Inc.	3,972	33,722
Sterling Financial Corp., Washington (a)	2,328	42,253
Suffolk Bancorp	562	8,627
Summit Financial Group, Inc. (a)	405	1,474
Sun Bancorp, Inc., New Jersey (a)	3,097	11,892
Susquehanna Bancshares, Inc.	5,056	44,088
SVB Financial Group (a)	1,585	94,117
Taylor Capital Group, Inc. (a)	566	5,434
Texas Capital Bancshares, Inc. (a)	1,320	33,040
The First Bancorp, Inc.	621	8,973
TIB Financial Corp. (a)	100	1,610
Tower Bancorp, Inc.	792	16,592
TowneBank (d)	921	12,756
Trico Bancshares	786	11,688
Trustmark Corp.	2,475	59,004
UMB Financial Corp.	1,613	68,794
Umpqua Holdings Corp.	4,455	53,371
Union/First Market Bankshares Corp.	696	8,797
United Bankshares, Inc., West Virginia	1,716	41,613
United Community Banks, Inc., Georgia (a)	3,639	7,969
United Security Bancshares, Inc.	465	3,204
United Security Bancshares, California	964	2,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Univest Corp. of Pennsylvania	711	$ 12,108
Virginia Commerce Bancorp, Inc. (a)	1,605	9,341
VIST Financial Corp.	450	3,204
Washington Banking Co., Oak Harbor	610	8,095
Washington Trust Bancorp, Inc.	796	18,658
WesBanco, Inc.	1,311	25,971
West Bancorp., Inc.	675	5,238
West Coast Bancorp (a)	706	12,327
Westamerica Bancorp.	1,163	58,499
Western Liberty Bancorp (a)	750	2,648
Whitney Holding Corp.	4,005	53,787
Wilshire Bancorp, Inc. (a)	1,011	3,164
Wintrust Financial Corp.	1,445	46,919
Yadkin Valley Financial Corp. (a)	851	2,000
Zions Bancorporation	7,154	170,480
		4,677,769
Consumer Finance - 0.2%
CompuCredit Holdings Corp. (a)	1,304	4,760
Consumer Portfolio Services, Inc. (a)	1,005	1,095
Credit Acceptance Corp. (a)	1,101	88,080
Dollar Financial Corp. (a)	1,736	39,425
EZCORP, Inc. (non-vtg.) Class A (a)	1,656	54,300
First Cash Financial Services, Inc. (a)	1,086	45,341
Netspend Holdings, Inc. (d)	3,600	30,168
QC Holdings, Inc.	826	3,659
World Acceptance Corp. (a)	566	37,741
		304,569
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)	1,440	5,904
Asta Funding, Inc.	516	3,984
CBOE Holdings, Inc.	2,001	52,666
CME Group, Inc.	2,620	748,691
Encore Capital Group, Inc. (a)	921	30,476
Interactive Brokers Group, Inc.	1,566	26,873
Life Partners Holdings, Inc. (d)	678	3,105
MarketAxess Holdings, Inc.	1,170	28,033
Marlin Business Services Corp. (a)	586	7,237
NewStar Financial, Inc. (a)	2,046	19,989
PICO Holdings, Inc. (a)	911	27,175
Portfolio Recovery Associates, Inc. (a)	610	52,838
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Resource America, Inc. Class A	675	$ 4,199
The NASDAQ Stock Market, Inc. (a)	6,840	174,557
		1,185,727
Insurance - 0.8%
21st Century Holding Co.	720	2,016
Alterra Capital Holdings Ltd.	4,651	105,810
American National Insurance Co.	1,007	80,963
Amerisafe, Inc. (a)	696	16,105
Amtrust Financial Services, Inc.	2,661	60,485
Arch Capital Group Ltd. (a)	5,155	173,878
Argo Group International Holdings, Ltd.	1,241	36,672
Baldwin & Lyons, Inc. Class B	566	12,843
Cincinnati Financial Corp.	6,211	188,939
CNinsure, Inc. ADR	1,407	22,315
Donegal Group, Inc. Class A	1,061	14,865
Eastern Insurance Holdings, Inc.	261	3,432
eHealth, Inc. (a)	1,071	14,201
EMC Insurance Group	761	15,159
Enstar Group Ltd. (a)	522	53,103
Erie Indemnity Co. Class A	1,894	134,891
FPIC Insurance Group, Inc. (a)	329	13,614
Global Indemnity PLC (a)	791	18,327
Greenlight Capital Re, Ltd. (a)	1,101	28,890
Hallmark Financial Services, Inc. (a)	797	5,699
Harleysville Group, Inc.	874	27,994
Infinity Property & Casualty Corp.	621	33,012
Kansas City Life Insurance Co.	510	15,346
Maiden Holdings Ltd.	3,225	30,315
National Interstate Corp.	731	15,782
National Western Life Insurance Co. Class A	165	25,163
Navigators Group, Inc. (a)	671	32,087
Penn Millers Holding Corp. (a)	524	9,118
Presidential Life Corp.	1,016	10,719
Safety Insurance Group, Inc.	623	27,973
Selective Insurance Group, Inc.	2,151	35,642
State Auto Financial Corp.	1,581	26,387
Tower Group, Inc.	1,653	40,168
United Fire & Casualty Co.	1,226	23,245
		1,355,158
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	4,796	$ 145,655
Gladstone Commercial Corp.	546	10,483
Investors Real Estate Trust	3,094	29,981
Mission West Properties, Inc.	938	7,739
Potlatch Corp.	1,547	55,692
Retail Opportunity Investments Corp.	1,933	21,186
		270,736
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	950	33,934
Avatar Holdings, Inc. (a)	266	4,732
China HGS Real Estate, Inc. (a)(d)	2,100	5,040
China Housing & Land Development, Inc. (a)(d)	1,732	3,377
China Real Estate Information Corp. ADR (a)	473	3,136
Elbit Imaging Ltd. (a)	1,350	9,059
FirstService Corp. (sub. vtg.) (a)	1,371	50,527
Stratus Properties, Inc. (a)	266	3,658
Thomas Properties Group, Inc. (a)	1,876	6,210
ZipRealty, Inc. (a)	1,230	3,112
		122,785
Thrifts & Mortgage Finance - 0.8%
Abington Bancorp, Inc.	1,176	13,395
America First Tax Exempt Investors LP	1,272	7,250
Anchor BanCorp Wisconsin, Inc. (a)(d)	936	729
Atlantic Coast Financial Corp. (a)	135	1,058
Bank Mutual Corp.	2,106	8,592
BankFinancial Corp.	1,191	10,124
Beneficial Mutual Bancorp, Inc. (a)	3,991	33,564
Berkshire Hills Bancorp, Inc.	735	16,207
BofI Holding, Inc. (a)	1,098	16,624
Brookline Bancorp, Inc., Delaware	2,400	20,952
Camco Financial Corp. (a)	511	920
Capitol Federal Financial, Inc.	6,580	78,631
CFS Bancorp, Inc.	375	2,141
Charter Financial Corp., Georgia	850	8,713
Citizens South Banking Corp., Delaware	504	2,243
Clifton Savings Bancorp, Inc.	990	10,870
Dime Community Bancshares, Inc.	1,213	17,006
Eagle Bancorp Montana, Inc.	618	6,755
ESB Financial Corp.	720	8,251
ESSA Bancorp, Inc.	623	7,339
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Defiance Financial Corp. (a)	331	$ 4,723
First Federal Bancshares of Arkansas, Inc. (a)(d)	88	781
First Federal Bancshares of Arkansas, Inc. rights (a)	99	1,746
First Financial Holdings, Inc.	816	8,160
First Financial Northwest, Inc. (a)	805	4,685
First Niagara Financial Group, Inc.	11,927	169,363
First PacTrust Bancorp, Inc.	480	7,498
First Place Financial Corp. (a)	871	1,307
Flushing Financial Corp.	1,290	17,312
Fox Chase Bancorp, Inc.	851	11,310
HMN Financial, Inc. (a)	216	568
Home Federal Bancorp, Inc.	750	8,348
Hudson City Bancorp, Inc.	20,538	187,512
Kaiser Federal Financial Group, Inc.	608	7,564
Kearny Financial Corp.	3,436	32,367
Meridian Interstate Bancorp, Inc. (a)(d)	1,256	16,692
MutualFirst Financial, Inc.	346	2,938
NASB Financial, Inc. (a)	406	5,038
Northwest Bancshares, Inc.	4,320	54,216
OceanFirst Financial Corp.	600	8,160
Oritani Financial Corp.	2,326	29,122
Parkvale Financial Corp.	300	3,168
People's United Financial, Inc.	14,277	190,598
Provident Financial Holdings, Inc.	1,301	10,031
Provident New York Bancorp	2,176	20,041
Pulaski Financial Corp.	181	1,321
PVF Capital Corp. (a)	791	1,503
Riverview Bancorp, Inc. (a)	1,320	3,881
Rockville Financial, Inc.	2,048	19,497
Roma Financial Corp.	2,277	24,842
Severn Bancorp, Inc. (a)	801	3,132
Territorial Bancorp, Inc.	600	12,120
TFS Financial Corp.	11,756	120,499
Tree.com, Inc. (a)	805	4,580
Trustco Bank Corp., New York	3,054	18,080
United Community Financial Corp., Ohio (a)	1,403	1,726
United Financial Bancorp, Inc.	1,689	27,007
ViewPoint Financial Group	2,052	26,738
Washington Federal, Inc.	4,376	69,535
Waterstone Financial, Inc. (a)	1,776	4,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	1,872	$ 15,762
WSFS Financial Corp.	266	11,111
		1,440,866
TOTAL FINANCIALS		11,934,838
HEALTH CARE - 13.3%
Biotechnology - 6.0%
3SBio, Inc. sponsored ADR (a)	809	15,007
Aastrom Biosciences, Inc. (a)(d)	4,073	13,319
Acadia Pharmaceuticals, Inc. (a)	6,930	13,098
Achillion Pharmaceuticals, Inc. (a)	3,313	24,814
Acorda Therapeutics, Inc. (a)	1,485	48,782
AEterna Zentaris, Inc. (sub. vtg.) (a)	6,110	15,575
Affymax, Inc. (a)	806	5,706
Agenus, Inc. (a)	2,010	1,849
Alexion Pharmaceuticals, Inc. (a)	7,047	334,169
Alkermes, Inc. (a)	3,831	70,184
Allos Therapeutics, Inc. (a)	4,965	10,923
Alnylam Pharmaceuticals, Inc. (a)	1,641	17,181
AMAG Pharmaceuticals, Inc. (a)	815	15,045
Amarin Corp. PLC ADR (a)	2,468	47,065
Amgen, Inc. (a)	36,270	2,195,786
Amicus Therapeutics, Inc. (a)	1,041	7,755
Amylin Pharmaceuticals, Inc. (a)	5,565	77,298
Anadys Pharmaceuticals, Inc. (a)	7,876	9,766
Anthera Pharmaceuticals, Inc. (a)	750	6,098
Ardea Biosciences, Inc. (a)	1,032	25,790
Arena Pharmaceuticals, Inc. (a)	4,364	6,284
ARIAD Pharmaceuticals, Inc. (a)	4,441	38,548
ArQule, Inc. (a)	4,309	31,111
Array Biopharma, Inc. (a)	1,680	4,486
AspenBio Pharma, Inc. (a)	1,226	932
AVEO Pharmaceuticals, Inc. (a)	1,060	19,430
AVI BioPharma, Inc. (a)	4,555	7,334
BioCryst Pharmaceuticals, Inc. (a)	2,280	7,934
Biogen Idec, Inc. (a)	9,500	899,935
BioMarin Pharmaceutical, Inc. (a)	4,041	114,077
BioMimetic Therapeutics, Inc. (a)	1,109	9,171
Bionovo, Inc. (a)	2,269	1,498
Biosante Pharmaceuticals, Inc. (a)(d)	1,663	5,205
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biospecifics Technologies Corp. (a)	250	$ 6,015
Capstone Therapeutics Corp. (a)	2,601	659
Celgene Corp. (a)	18,300	1,114,653
Cell Therapeutics, Inc. (a)	7,529	16,564
Celldex Therapeutics, Inc. (a)	811	2,960
Cephalon, Inc. (a)	2,935	233,890
Cepheid, Inc. (a)	2,423	77,827
Chelsea Therapeutics International Ltd. (a)	1,898	8,636
China Biologic Products, Inc. (a)(d)	1,000	13,780
Cleveland Biolabs, Inc. (a)	624	2,777
Codexis, Inc. (a)	1,791	19,611
Cubist Pharmaceuticals, Inc. (a)	2,306	88,850
Curis, Inc. (a)	2,541	9,541
Cyclacel Pharmaceuticals, Inc. (a)	2,291	3,666
Cytokinetics, Inc. (a)	1,875	2,756
Cytori Therapeutics, Inc. (a)(d)	1,800	10,296
CytRx Corp. (a)	6,000	5,580
Dendreon Corp. (a)	5,600	237,384
Discovery Laboratories, Inc. (a)	246	603
Dyax Corp. (a)	2,856	6,455
Dynavax Technologies Corp. (a)	6,105	16,850
EntreMed, Inc. (a)	452	1,989
Enzon Pharmaceuticals, Inc. (a)	2,322	24,358
EpiCept Corp. (a)	3,639	2,270
Exact Sciences Corp. (a)	1,524	11,369
Exelixis, Inc. (a)	5,220	60,709
Genomic Health, Inc. (a)	1,155	31,797
Gentium SpA sponsored ADR (a)	778	7,741
GenVec, Inc. (a)	393	1,368
Geron Corp. (a)	3,411	14,974
Gilead Sciences, Inc. (a)	30,933	1,291,143
GTx, Inc. (a)	1,470	8,658
Halozyme Therapeutics, Inc. (a)	3,666	24,709
Human Genome Sciences, Inc. (a)	7,378	201,936
Idenix Pharmaceuticals, Inc. (a)	3,004	14,269
Idera Pharmaceuticals, Inc. (a)	1,200	2,904
ImmunoGen, Inc. (a)	2,475	30,096
Immunomedics, Inc. (a)	3,726	16,469
Incyte Corp. (a)	4,716	83,615
Infinity Pharmaceuticals, Inc. (a)	1,690	12,100
Inhibitex, Inc. (a)	3,363	15,436
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Insmed, Inc. (a)	604	$ 6,475
InterMune, Inc. (a)	2,197	81,728
Ironwood Pharmaceuticals, Inc. Class A (a)	1,700	25,704
Isis Pharmaceuticals, Inc. (a)	3,906	36,052
Keryx Biopharmaceuticals, Inc. (a)	2,384	12,921
Lexicon Pharmaceuticals, Inc. (a)	13,164	21,457
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,431	0
Class B (a)	1,050	11,130
General CVR (a)	1,530	77
Glucagon CVR (a)	1,530	54
rights (a)	1,530	26
TR Beta CVR (a)	1,530	24
MannKind Corp. (a)(d)	4,984	20,335
Marina Biotech, Inc. (a)	12,915	3,534
Marshall Edwards, Inc. (a)(d)	225	302
Maxygen, Inc.	1,686	8,868
Medivation, Inc. (a)	1,338	32,259
Metabolix, Inc. (a)	1,021	9,026
Micromet, Inc. (a)	4,300	26,617
Momenta Pharmaceuticals, Inc. (a)	1,656	33,137
Myrexis, Inc. (a)	866	3,629
Myriad Genetics, Inc. (a)	3,714	94,373
Nabi Biopharmaceuticals (a)	2,145	11,798
Nanosphere, Inc. (a)	1,581	4,047
Neurocrine Biosciences, Inc. (a)	2,112	17,424
NeurogesX, Inc. (a)(d)	1,294	3,339
Novavax, Inc. (a)	3,696	8,907
NPS Pharmaceuticals, Inc. (a)	2,371	22,690
Nymox Pharmaceutical Corp. (a)(d)	1,170	9,641
Omeros Corp. (a)	1,209	5,634
OncoGenex Pharmaceuticals, Inc. (a)	285	4,990
Oncolytics Biotech, Inc. (a)	2,080	13,223
Oncothyreon, Inc. (a)	1,186	7,673
ONYX Pharmaceuticals, Inc. (a)	2,314	98,229
Orchid Cellmark, Inc. (a)	2,526	6,947
OREXIGEN Therapeutics, Inc. (a)	2,280	6,452
Osiris Therapeutics, Inc. (a)	1,320	9,808
OXiGENE, Inc. (a)	246	984
Oxygen Biotherapeutics, Inc. (a)	1,711	3,422
PDL BioPharma, Inc.	4,561	30,285
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Peregrine Pharmaceuticals, Inc. (a)	1,371	$ 2,920
Pharmacyclics, Inc. (a)	2,850	20,121
Pharmasset, Inc. (a)	1,614	164,951
Pluristem Therapeutics, Inc. (a)	7,661	21,451
Poniard Pharmaceuticals, Inc. (a)	1,860	446
Progenics Pharmaceuticals, Inc. (a)	1,275	10,570
QLT, Inc. (a)	2,343	17,573
Regeneron Pharmaceuticals, Inc. (a)	3,466	208,029
Repligen Corp. (a)	1,396	5,319
Rigel Pharmaceuticals, Inc. (a)	2,038	16,915
RXi Pharmaceuticals Corp. (a)(d)	1,015	1,370
Sangamo Biosciences, Inc. (a)(d)	1,786	12,681
Savient Pharmaceuticals, Inc. (a)	2,500	21,225
SciClone Pharmaceuticals, Inc. (a)	1,906	11,112
Seattle Genetics, Inc. (a)	4,515	87,456
SIGA Technologies, Inc. (a)	1,755	24,465
Sinovac Biotech Ltd. (a)	2,373	8,875
Spectrum Pharmaceuticals, Inc. (a)	2,391	22,762
StemCells, Inc. (a)	4,613	3,047
Sunesis Pharmaceuticals, Inc. (a)	4,605	13,078
SuperGen, Inc. (a)	1,906	6,252
Synta Pharmaceuticals Corp. (a)	2,205	12,569
Talecris Biotherapeutics Holdings Corp. (a)	4,791	137,981
Targacept, Inc. (a)	1,066	23,985
Telik, Inc. (a)	2,391	1,506
Theravance, Inc. (a)	2,860	74,732
Transcept Pharmaceuticals, Inc. (a)	574	6,733
Transition Therapeutics, Inc. (a)	2,160	6,777
Trimeris, Inc. (a)	885	2,469
Trius Therapeutics, Inc.	938	7,476
United Therapeutics Corp. (a)	2,501	161,490
Vanda Pharmaceuticals, Inc. (a)	3,326	24,812
Vertex Pharmaceuticals, Inc. (a)	7,950	429,221
Vical, Inc. (a)	2,055	7,891
XOMA Ltd. (a)	491	1,493
Zalicus, Inc. (a)	3,496	9,229
ZIOPHARM Oncology, Inc. (a)	2,400	17,088
		10,137,709
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)	1,422	44,267
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Abiomed, Inc. (a)	1,236	$ 23,212
Accuray, Inc. (a)	2,161	16,510
Align Technology, Inc. (a)	2,745	67,253
Alimera Sciences, Inc. (a)(d)	1,324	11,161
Alphatec Holdings, Inc. (a)	2,655	10,062
American Medical Systems Holdings, Inc. (a)	2,811	84,161
Analogic Corp.	510	27,260
Angiodynamics, Inc. (a)	991	15,559
Anika Therapeutics, Inc. (a)	1,231	8,715
ArthroCare Corp. (a)	1,040	35,620
Atrion Corp.	85	15,711
BioLase Technology, Inc. (d)	1,062	5,586
Cardica, Inc. (a)	3,176	11,243
Cardiovascular Systems, Inc. (a)	456	6,762
Cerus Corp. (a)(d)	1,786	5,358
China Medical Technologies, Inc. sponsored ADR (a)(d)	881	8,801
Conceptus, Inc. (a)	1,086	13,825
CONMED Corp. (a)	1,275	36,083
Cutera, Inc. (a)	421	3,848
Cyberonics, Inc. (a)	1,371	44,763
Cynosure, Inc. Class A (a)	330	4,300
Delcath Systems, Inc. (a)(d)	1,463	8,851
DENTSPLY International, Inc.	5,813	228,102
DexCom, Inc. (a)	2,196	34,631
DynaVox, Inc. Class A (a)	442	3,297
Endologix, Inc. (a)	2,340	20,054
Exactech, Inc. (a)	761	14,292
Gen-Probe, Inc. (a)	1,918	156,873
Given Imaging Ltd. (a)	1,477	32,583
Hansen Medical, Inc. (a)	1,221	3,504
HeartWare International, Inc. (a)	743	54,128
Hologic, Inc. (a)	10,366	222,869
ICU Medical, Inc. (a)	660	28,618
IDEXX Laboratories, Inc. (a)	2,255	177,514
Immucor, Inc. (a)	2,807	58,751
Imris, Inc. (a)	3,939	29,229
Insulet Corp. (a)	1,510	31,831
Integra LifeSciences Holdings Corp. (a)	1,076	55,188
Intuitive Surgical, Inc. (a)	1,525	532,225
IRIS International, Inc. (a)	1,066	10,660
Kensey Nash Corp. (a)	585	15,391
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mako Surgical Corp. (a)	1,600	$ 52,672
Masimo Corp.	2,197	67,492
Medical Action Industries, Inc. (a)	690	6,721
MELA Sciences, Inc. (a)	751	2,223
Meridian Bioscience, Inc.	1,656	39,512
Merit Medical Systems, Inc. (a)	1,226	24,054
Natus Medical, Inc. (a)	1,076	18,066
Neogen Corp. (a)	900	40,356
NeuroMetrix, Inc. (a)	586	275
NuVasive, Inc. (a)	1,452	49,063
NxStage Medical, Inc. (a)	1,863	35,043
OraSure Technologies, Inc. (a)	1,785	15,387
Orthofix International NV (a)	668	27,274
Orthovita, Inc. (a)	3,111	11,915
Palomar Medical Technologies, Inc. (a)	771	10,933
Quidel Corp. (a)	1,116	17,119
Rochester Medical Corp. (a)	525	5,303
Rockwell Medical Technologies, Inc. (a)	965	14,475
RTI Biologics, Inc. (a)	2,691	8,208
Shamir Optical Industry Ltd.	586	8,087
Sirona Dental Systems, Inc. (a)	2,226	120,338
Solta Medical, Inc. (a)	2,539	8,023
SonoSite, Inc. (a)	735	26,247
Staar Surgical Co. (a)	1,050	6,216
Stereotaxis, Inc. (a)	1,696	5,851
SurModics, Inc. (a)	690	10,046
Syneron Medical Ltd. (a)	1,309	16,991
Synovis Life Technologies, Inc. (a)	794	13,939
The Spectranetics Corp. (a)	1,800	10,818
ThermoGenesis Corp. (a)	5,460	12,503
Thoratec Corp. (a)	2,250	78,233
TomoTherapy, Inc. (a)	1,860	8,147
Tornier BV	1,407	38,763
Trinity Biotech PLC sponsored ADR	1,170	12,344
Unilife Corp. (a)(d)	2,000	9,780
Urologix, Inc. (a)	771	725
Utah Medical Products, Inc.	200	5,566
Vascular Solutions, Inc. (a)	1,201	15,841
Vermillion, Inc. (a)	568	3,044
Volcano Corp. (a)	2,036	63,991
Winner Medical Group, Inc. (a)(d)	972	4,423
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Wright Medical Group, Inc. (a)	1,425	$ 22,159
Young Innovations, Inc.	510	14,581
Zoll Medical Corp. (a)	819	49,803
		3,231,201
Health Care Providers & Services - 1.7%
Addus HomeCare Corp. (a)	435	2,480
Air Methods Corp. (a)	570	34,799
Allied Healthcare International, Inc. (a)	3,286	8,544
Almost Family, Inc. (a)	321	9,697
Amedisys, Inc. (a)	1,026	32,114
America Service Group, Inc.	451	11,712
American Dental Partners, Inc. (a)	391	5,200
AmSurg Corp. (a)	1,320	34,201
Animal Health International, Inc. (a)	901	3,802
Bio-Reference Laboratories, Inc. (a)	870	21,689
BioScrip, Inc. (a)	1,566	11,980
CardioNet, Inc. (a)	1,649	9,251
Catalyst Health Solutions, Inc. (a)	1,953	119,192
Chindex International, Inc. (a)	606	9,084
Corvel Corp. (a)	480	25,411
Cross Country Healthcare, Inc. (a)	1,056	8,100
Express Scripts, Inc. (a)	20,500	1,220,980
Gentiva Health Services, Inc. (a)	1,096	26,830
Healthways, Inc. (a)	1,491	24,169
Henry Schein, Inc. (a)	3,576	256,828
HMS Holdings Corp. (a)	1,051	82,041
IPC The Hospitalist Co., Inc. (a)	634	32,195
LCA-Vision, Inc. (a)	900	5,112
LHC Group, Inc. (a)	780	21,044
LifePoint Hospitals, Inc. (a)	2,136	89,712
Lincare Holdings, Inc.	3,811	115,550
Magellan Health Services, Inc. (a)	1,323	70,040
Medcath Corp. (a)	746	10,116
MedQuist Holdings, Inc. (a)	2,157	28,882
MWI Veterinary Supply, Inc. (a)	500	42,150
Patterson Companies, Inc.	4,905	169,639
PDI, Inc. (a)	615	4,244
Providence Service Corp. (a)	810	11,016
PSS World Medical, Inc. (a)	2,361	68,988
RadNet, Inc. (a)	2,005	9,544
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Rural/Metro Corp. (a)	1,058	$ 18,198
Sharps Compliance Corp. (a)	891	3,689
Sun Healthcare Group, Inc. (a)	778	7,757
The Ensign Group, Inc.	805	24,070
U.S. Physical Therapy, Inc.	666	17,143
VCA Antech, Inc. (a)	3,300	80,685
		2,787,878
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	7,000	140,770
athenahealth, Inc. (a)	1,331	59,589
Cerner Corp. (a)	3,148	378,075
Computer Programs & Systems, Inc.	431	27,045
Epocrates, Inc. (a)	844	17,766
MedAssets, Inc. (a)	2,878	41,875
Medidata Solutions, Inc. (a)	1,100	25,289
Merge Healthcare, Inc. (a)	2,716	16,486
Omnicell, Inc. (a)	1,401	21,589
Quality Systems, Inc.	1,142	98,303
SXC Health Solutions Corp. (a)	2,502	147,933
Transcend Services, Inc. (a)	481	12,814
Vital Images, Inc. (a)	979	18,317
		1,005,851
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (a)	3,366	20,499
Albany Molecular Research, Inc. (a)	1,371	6,896
Arrowhead Research Corp. (a)	2,070	1,118
BG Medicine, Inc.	563	4,082
Bruker BioSciences Corp. (a)	6,300	124,236
Caliper Life Sciences, Inc. (a)	1,785	12,798
Complete Genomics, Inc.	1,150	18,377
Compugen Ltd. (a)	2,285	9,940
eResearchTechnology, Inc. (a)	2,071	13,130
Fluidigm Corp. (a)	1,244	18,623
Furiex Pharmaceuticals, Inc. (a)	385	6,545
Harvard Bioscience, Inc. (a)	1,984	11,249
ICON PLC sponsored ADR (a)	2,286	58,499
Illumina, Inc. (a)	4,806	346,416
Kendle International, Inc. (a)	671	10,099
Life Technologies Corp. (a)	7,250	376,783
Luminex Corp. (a)	1,730	36,105
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Medtox Scientific, Inc.	360	$ 6,080
Pacific Biosciences of California, Inc.	2,480	29,686
PAREXEL International Corp. (a)	2,136	53,763
Pharmaceutical Product Development, Inc.	4,621	133,316
PURE Bioscience, Inc. (a)(d)	2,955	3,457
QIAGEN NV (a)	9,016	177,886
Sequenom, Inc. (a)	3,364	26,677
Techne Corp.	1,500	122,250
		1,628,510
Pharmaceuticals - 2.1%
Acura Pharmaceuticals, Inc. (a)(d)	1,613	8,517
Adolor Corp. (a)	1,695	2,559
Akorn, Inc. (a)	3,231	22,003
Alexza Pharmaceuticals, Inc. (a)	3,650	5,877
Ampio Pharmaceuticals, Inc. (a)	1,407	11,566
Auxilium Pharmaceuticals, Inc. (a)	1,774	39,720
AVANIR Pharmaceuticals Class A (a)(d)	4,295	19,370
Biodel, Inc. (a)(d)	5,655	11,593
Cadence Pharmaceuticals, Inc. (a)(d)	1,886	18,181
Cardiome Pharma Corp. (a)	2,569	13,495
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	186	729
Columbia Laboratories, Inc. (a)	1,546	5,457
Corcept Therapeutics, Inc. (a)	2,565	12,671
Cumberland Pharmaceuticals, Inc. (a)	690	3,547
DepoMed, Inc. (a)	3,066	27,962
Durect Corp. (a)	3,921	13,724
Endo Pharmaceuticals Holdings, Inc. (a)	4,681	194,870
Endocyte, Inc.	563	6,700
Flamel Technologies SA sponsored ADR (a)	1,035	6,189
Hi-Tech Pharmacal Co., Inc. (a)	406	11,392
Impax Laboratories, Inc. (a)	2,400	64,440
Ista Pharmaceuticals, Inc. (a)	1,926	17,893
Jazz Pharmaceuticals, Inc. (a)	1,289	37,755
Jiangbo Pharmaceuticals, Inc. (a)	497	1,541
Labopharm, Inc. (a)	2,505	776
MAP Pharmaceuticals, Inc. (a)	1,059	17,992
Mylan, Inc. (a)	16,974	399,653
Nektar Therapeutics (a)	4,407	42,660
Novogen Ltd. sponsored ADR (a)	316	354
NuPathe, Inc.	469	3,855
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Obagi Medical Products, Inc. (a)	1,176	$ 11,748
Optimer Pharmaceuticals, Inc. (a)	1,354	19,647
Pacira Pharmaceuticals, Inc.	469	6,707
Pain Therapeutics, Inc.	2,176	21,651
Perrigo Co.	3,600	308,016
Pozen, Inc. (a)	1,191	6,134
Questcor Pharmaceuticals, Inc. (a)	2,536	58,506
Sagent Pharmaceuticals, Inc.	972	24,300
Salix Pharmaceuticals Ltd. (a)	2,269	90,828
Santarus, Inc. (a)	2,436	8,477
Shire PLC sponsored ADR	2,164	206,857
Skystar Bio-Pharmaceutical Co. Ltd. (a)(d)	595	2,445
Somaxon Pharmaceuticals, Inc. (a)(d)	2,921	6,718
Sucampo Pharmaceuticals, Inc. Class A (a)	751	3,237
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,791	1,414,562
The Medicines Company (a)	1,941	37,093
ViroPharma, Inc. (a)	3,230	62,501
Vivus, Inc. (a)	3,201	28,073
Warner Chilcott PLC	9,886	238,351
XenoPort, Inc. (a)	1,086	8,417
		3,587,309
TOTAL HEALTH CARE		22,378,458
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	952	28,741
American Science & Engineering, Inc.	405	35,045
Applied Energetics, Inc. (a)	4,156	2,045
Ascent Solar Technologies, Inc. (a)	4,123	5,566
BE Aerospace, Inc. (a)	3,984	149,081
Ceradyne, Inc. (a)	1,041	46,595
Elbit Systems Ltd.	1,595	81,887
GeoEye, Inc. (a)	850	28,195
Innovative Solutions & Support, Inc. (a)	856	4,725
KEYW Holding Corp.	1,000	11,280
Kratos Defense & Security Solutions, Inc. (a)	719	8,729
LMI Aerospace, Inc. (a)	461	9,838
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Sypris Solutions, Inc. (a)	981	$ 3,836
Taser International, Inc. (a)	2,706	12,258
		427,821
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	3,455	25,740
Atlas Air Worldwide Holdings, Inc. (a)	1,032	65,315
C.H. Robinson Worldwide, Inc.	6,358	510,039
Expeditors International of Washington, Inc.	8,199	433,071
Forward Air Corp.	1,200	42,120
Hub Group, Inc. Class A (a)	1,385	52,852
Pacer International, Inc. (a)	1,536	8,018
Park-Ohio Holdings Corp. (a)	711	15,116
UTI Worldwide, Inc.	3,996	88,831
		1,241,102
Airlines - 0.2%
Allegiant Travel Co.	716	32,657
Hawaiian Holdings, Inc. (a)	2,395	13,268
JetBlue Airways Corp. (a)	11,197	67,966
Pinnacle Airlines Corp. (a)	1,261	6,141
Republic Airways Holdings, Inc. (a)	1,686	8,228
Ryanair Holdings PLC sponsored ADR	4,488	131,947
SkyWest, Inc.	2,269	35,011
Spirit Airlines, Inc. (a)	1,900	22,420
		317,638
Building Products - 0.1%
AAON, Inc.	698	23,523
American Woodmark Corp.	641	12,871
Apogee Enterprises, Inc.	1,206	15,967
Builders FirstSource, Inc. (a)	4,781	11,570
China Ceramics Co. Ltd. (a)	800	3,944
Gibraltar Industries, Inc. (a)	1,131	14,771
Insteel Industries, Inc.	916	12,494
PGT, Inc. (a)	3,371	8,057
Universal Forest Products, Inc.	625	18,269
		121,466
Commercial Services & Supplies - 0.8%
APAC Customer Services, Inc. (a)	2,018	11,805
Casella Waste Systems, Inc. Class A (a)	1,146	7,220
CECO Environmental Corp. (a)	516	3,385
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	5,789	$ 190,169
Copart, Inc. (a)	2,733	128,451
Courier Corp.	435	4,911
EnerNOC, Inc. (a)	886	15,992
Fuel Tech, Inc. (a)	971	8,195
G&K Services, Inc. Class A	701	22,173
Guanwei Recycling Corp. (a)	760	1,368
Healthcare Services Group, Inc.	2,547	43,452
Heritage-Crystal Clean, Inc. (a)	952	16,117
Herman Miller, Inc.	2,200	55,220
Industrial Services of America, Inc. (a)	459	4,806
InnerWorkings, Inc. (a)(d)	2,041	17,287
Interface, Inc. Class A	2,161	41,599
Intersections, Inc.	661	10,259
Kimball International, Inc. Class B	1,425	9,662
McGrath RentCorp.	1,260	35,330
Mobile Mini, Inc. (a)	1,500	33,750
Multi-Color Corp.	386	8,727
Perma-Fix Environmental Services, Inc. (a)	2,776	3,831
R.R. Donnelley & Sons Co.	8,100	172,854
Standard Parking Corp. (a)	945	15,574
Stericycle, Inc. (a)	3,300	293,997
Swisher Hygiene, Inc. (Canada) (a)	4,219	27,823
Sykes Enterprises, Inc. (a)	1,710	36,987
Team, Inc. (a)	990	22,770
Tetra Tech, Inc. (a)	2,532	61,604
United Stationers, Inc.	966	71,503
US Ecology, Inc.	836	14,663
WCA Waste Corp. (a)	886	5,015
		1,396,499
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	4,973	170,375
Great Lakes Dredge & Dock Corp.	1,716	10,416
Insituform Technologies, Inc. Class A (a)	1,302	33,605
Integrated Electrical Services, Inc. (a)	731	2,368
Layne Christensen Co. (a)	896	26,495
MYR Group, Inc. (a)	855	19,280
Northwest Pipe Co. (a)	495	12,939
Primoris Services Corp.	1,250	15,838
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Sterling Construction Co., Inc. (a)	641	$ 8,538
UniTek Global Services, Inc. (a)	650	5,766
		305,620
Electrical Equipment - 0.3%
A-Power Energy Generation Systems, Ltd. (a)	1,380	4,099
A123 Systems, Inc. (a)(d)	3,951	24,299
Active Power, Inc. (a)	4,641	9,932
Advanced Battery Technologies, Inc. (a)	2,422	3,633
Altair Nanotechnologies, Inc. (a)(d)	1,335	1,962
American Superconductor Corp. (a)(d)	1,958	20,931
Beacon Power Corp. (a)(d)	1,305	1,853
Broadwind Energy, Inc. (a)	3,623	6,304
Capstone Turbine Corp. (a)(d)	6,826	11,877
China BAK Battery, Inc. (a)	1,801	2,395
China Electric Motor, Inc. (a)	1,132	2,985
China Recycling Energy Corp. (a)	1,590	3,148
China Ritar Power Corp. (a)	1,452	2,323
Coleman Cable, Inc. (a)	616	8,729
Deswell Industries, Inc.	861	2,462
Encore Wire Corp.	1,031	25,043
Ener1, Inc. (a)	5,496	6,870
Franklin Electric Co., Inc.	921	40,985
FuelCell Energy, Inc. (a)(d)	7,067	13,427
Fushi Copperweld, Inc. (a)(d)	1,398	9,395
Global Power Equipment Group, Inc. (a)	586	16,478
Harbin Electric, Inc. (a)(d)	1,136	18,721
Highpower International, Inc. (a)	470	935
Hoku Corp. (a)(d)	3,339	6,578
Hydrogenics Corp. (a)(d)	259	1,368
II-VI, Inc. (a)	1,191	67,720
Jinpan International Ltd.	717	8,833
Lihua International, Inc. (a)	980	7,311
Lime Energy Co. (a)	1,124	4,923
LSI Industries, Inc.	696	5,234
Ocean Power Technologies, Inc. (a)	585	2,685
Plug Power, Inc. (a)	506	1,240
Powell Industries, Inc. (a)	606	20,816
PowerSecure International, Inc. (a)	710	5,815
Preformed Line Products Co.	176	12,595
Satcon Technology Corp. (a)(d)	7,337	19,516
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Ultralife Corp. (a)	901	$ 4,415
Valence Technology, Inc. (a)(d)	4,926	5,320
Vicor Corp.	1,551	25,685
Woodward, Inc.	2,676	94,249
		533,089
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	806	45,136
Machinery - 1.3%
Altra Holdings, Inc. (a)	1,161	30,592
American Railcar Industries, Inc. (a)	750	18,000
Astec Industries, Inc. (a)	911	34,181
Bucyrus International, Inc. Class A	3,133	287,766
Chart Industries, Inc. (a)	1,266	61,502
China Fire & Security Group, Inc. (a)	1,005	8,301
China Valves Technology, Inc. (a)(d)	1,200	3,480
China Wind Systems, Inc. (a)(d)	1,355	2,466
Columbus McKinnon Corp. (NY Shares) (a)	885	17,258
Commercial Vehicle Group, Inc. (a)	1,360	21,053
Dynamic Materials Corp.	450	10,134
Energy Recovery, Inc. (a)(d)	1,776	4,902
Flow International Corp. (a)	2,325	9,556
Force Protection, Inc. (a)	2,703	13,083
FreightCar America, Inc. (a)	461	12,747
Gencor Industries, Inc. (a)	346	2,678
Hardinge, Inc.	390	4,235
Hurco Companies, Inc. (a)	225	6,734
Joy Global, Inc.	3,944	353,580
L.B. Foster Co. Class A	576	20,886
Lincoln Electric Holdings, Inc.	1,716	128,099
Makita Corp. sponsored ADR	86	3,640
Middleby Corp. (a)	831	71,508
NN, Inc. (a)	1,041	15,105
Nordson Corp.	2,768	143,991
Omega Flex, Inc. (a)	360	4,802
PACCAR, Inc.	14,225	711,250
PMFG, Inc. (a)	424	8,480
RBC Bearings, Inc. (a)	990	39,600
SmartHeat, Inc. (a)	1,250	2,275
Sun Hydraulics Corp.	701	33,949
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tecumseh Products Co.:
Class A (non-vtg.) (a)	801	$ 8,314
Class B (a)	281	2,863
TriMas Corp. (a)	1,201	24,500
Twin Disc, Inc.	345	11,509
Westport Innovations, Inc. (a)	1,751	43,477
		2,176,496
Marine - 0.1%
DryShips, Inc. (a)(d)	13,000	52,715
Eagle Bulk Shipping, Inc. (a)	2,733	7,871
Euroseas Ltd.	1,365	6,443
FreeSeas, Inc. (a)	291	698
Newlead Holdings Ltd. (a)	85	171
OceanFreight, Inc. (a)	3,456	1,555
Star Bulk Carriers Corp.	2,781	5,896
TBS International Ltd. Class A (a)	1,115	1,182
Ultrapetrol (Bahamas) Ltd. (a)	1,156	6,000
		82,531
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	382	21,816
Acacia Research Corp. - Acacia Technologies (a)	2,101	81,435
Advisory Board Co. (a)	761	40,006
Barrett Business Services, Inc.	420	6,418
CoStar Group, Inc. (a)	765	48,272
CRA International, Inc. (a)	480	13,440
Exponent, Inc. (a)	600	25,728
Heidrick & Struggles International, Inc.	756	15,838
Hudson Highland Group, Inc. (a)	976	5,124
Huron Consulting Group, Inc. (a)	836	25,356
ICF International, Inc. (a)	797	20,499
Kelly Services, Inc. Class A (non-vtg.) (a)	1,230	21,685
Kforce, Inc. (a)	1,701	22,946
Lightbridge Corp. (a)(d)	719	3,041
Odyssey Marine Exploration, Inc. (a)	3,919	16,342
On Assignment, Inc. (a)	1,606	17,939
Resources Connection, Inc.	1,691	23,860
RPX Corp.	1,774	51,269
School Specialty, Inc. (a)	750	11,535
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Verisk Analytics, Inc. (a)	5,636	$ 191,906
VSE Corp.	201	5,294
		669,749
Road & Rail - 0.5%
AMERCO (a)	806	72,774
Arkansas Best Corp.	1,011	24,759
Avis Budget Group, Inc. (a)	3,900	68,601
Covenant Transport Group, Inc. Class A (a)	856	7,850
Frozen Food Express Industries, Inc. (a)	1,725	6,538
Heartland Express, Inc.	3,488	57,971
J.B. Hunt Transport Services, Inc.	4,771	218,750
Landstar System, Inc.	1,920	90,854
Marten Transport Ltd.	786	17,638
Old Dominion Freight Lines, Inc. (a)	2,394	89,368
P.A.M. Transportation Services, Inc. (a)	646	7,009
Patriot Transportation Holding, Inc. (a)	436	9,766
Quality Distribution, Inc. (a)	846	10,160
Saia, Inc. (a)	637	10,007
Universal Truckload Services, Inc. (a)	891	14,595
USA Truck, Inc. (a)	420	4,964
Vitran Corp., Inc. (a)	946	14,190
Werner Enterprises, Inc.	2,688	67,415
YRC Worldwide, Inc. (a)(d)	1,568	1,239
Zipcar, Inc. (a)(d)	1,775	44,588
		839,036
Trading Companies & Distributors - 0.3%
Aceto Corp.	966	6,810
Beacon Roofing Supply, Inc. (a)	2,076	45,485
DXP Enterprises, Inc. (a)	391	10,127
Fastenal Co.	11,228	372,545
H&E Equipment Services, Inc. (a)	1,290	18,718
Houston Wire & Cable Co.	776	12,408
Kaman Corp.	1,038	37,451
Lawson Products, Inc.	600	11,310
Rush Enterprises, Inc.:
Class A (a)	1,043	20,829
Class B (a)	625	10,831
Titan Machinery, Inc. (a)	836	22,396
		568,910
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	3,900	$ 1,287
Grupo Aeroportuario Norte SAB de CV ADR (d)	200	3,560
		4,847
TOTAL INDUSTRIALS		8,729,940
INFORMATION TECHNOLOGY - 51.2%
Communications Equipment - 6.7%
Acme Packet, Inc. (a)	2,859	216,398
ADTRAN, Inc.	2,157	92,449
Alvarion Ltd. (a)	2,981	3,935
Anaren, Inc. (a)	802	13,714
Arris Group, Inc. (a)	4,626	52,228
Aruba Networks, Inc. (a)	4,149	117,915
AudioCodes Ltd. (a)	1,980	10,593
Aviat Networks, Inc. (a)	3,025	14,127
Bel Fuse, Inc. Class B (non-vtg.)	371	7,260
BigBand Networks, Inc. (a)	9,932	20,857
Black Box Corp.	780	25,709
Blue Coat Systems, Inc. (a)	1,596	36,628
Brocade Communications Systems, Inc. (a)	17,129	114,250
Ceragon Networks Ltd. (a)	1,336	14,763
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,185	6,636
Ciena Corp. (a)	3,646	97,531
Cisco Systems, Inc.	216,000	3,628,800
Cogo Group, Inc. (a)	1,545	10,259
Comtech Telecommunications Corp.	1,006	27,957
DG FastChannel, Inc. (a)	1,097	38,812
Dialogic, Inc. (a)	1,081	5,319
Digi International, Inc. (a)	1,635	19,277
Ditech Networks, Inc. (a)	1,626	2,049
DragonWave, Inc. (a)	1,400	9,507
EchoStar Holding Corp. Class A (a)	1,821	61,349
EMCORE Corp. (a)(d)	5,352	13,594
EMS Technologies, Inc. (a)	668	17,428
Endwave Corp. (a)	891	1,782
EXFO, Inc. (sub. vtg.) (a)	907	8,284
Extreme Networks, Inc. (a)	3,522	11,693
F5 Networks, Inc. (a)	3,150	357,777
Finisar Corp. (a)	3,317	79,674
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Gilat Satellite Networks Ltd. (a)	2,426	$ 11,160
Globecomm Systems, Inc. (a)	721	10,570
Harmonic, Inc. (a)	4,396	34,245
Infinera Corp. (a)	3,871	27,484
InterDigital, Inc.	1,730	74,407
Ituran Location & Control Ltd.	1,485	22,364
Ixia (a)	3,000	47,220
JDS Uniphase Corp. (a)	8,481	171,231
KVH Industries, Inc. (a)	511	6,050
Loral Space & Communications Ltd. (a)	823	54,746
Meru Networks, Inc. (a)	574	10,280
Mitel Networks, Inc. (a)	1,991	9,477
NETGEAR, Inc. (a)	1,260	52,731
Network Engines, Inc. (a)	6,207	7,076
Network Equipment Technologies, Inc. (a)	1,349	3,696
Oclaro, Inc. (a)	1,879	17,982
Oplink Communications, Inc. (a)	687	12,696
Opnext, Inc. (a)	2,370	6,826
ORBCOMM, Inc. (a)	1,486	4,815
Orckit Communications Ltd. (a)	771	1,912
Parkervision, Inc. (a)	1,071	921
PC-Tel, Inc. (a)	1,116	7,723
Polycom, Inc. (a)	3,186	182,908
Powerwave Technologies, Inc. (a)	5,220	19,732
QUALCOMM, Inc.	63,936	3,746,010
RADWARE Ltd. (a)	749	27,578
Research In Motion Ltd. (a)	20,550	880,568
Riverbed Technology, Inc. (a)	6,325	239,844
SeaChange International, Inc. (a)	1,311	14,762
ShoreTel, Inc. (a)	2,706	29,766
Sierra Wireless, Inc. (a)	1,722	20,793
Silicom Ltd. (a)	345	7,211
Sonus Networks, Inc. (a)	10,536	34,137
Sycamore Networks, Inc.	1,169	28,337
Symmetricom, Inc. (a)	2,446	13,869
Tekelec (a)	2,626	23,897
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	9,400	139,496
Telestone Technologies Corp. (a)(d)	314	2,386
Tellabs, Inc.	13,974	63,861
Telular Corp.	915	5,700
UTStarcom, Inc. (a)	4,161	8,197
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ViaSat, Inc. (a)	1,375	$ 60,871
Westell Technologies, Inc. Class A (a)	1,302	4,466
Zhone Technologies, Inc. (a)	2,720	6,174
ZST Digital Networks, Inc. (a)(d)	1,005	3,035
		11,297,764
Computers & Peripherals - 9.4%
Apple, Inc. (a)	35,936	12,499,571
Avid Technology, Inc. (a)	1,551	27,096
Concurrent Computer Corp. (a)	360	2,236
Cray, Inc. (a)	1,843	11,795
Dell, Inc. (a)	75,938	1,221,083
Dot Hill Systems Corp. (a)	3,411	9,926
Electronics for Imaging, Inc. (a)	1,324	23,898
Hutchinson Technology, Inc. (a)	1,056	2,640
iGO, Inc. (a)	3,980	8,915
Immersion Corp. (a)	1,335	11,334
Intevac, Inc. (a)	911	10,814
Logitech International SA (a)(d)	7,101	89,970
NetApp, Inc. (a)	14,043	769,135
Novatel Wireless, Inc. (a)	1,997	10,664
Presstek, Inc. (a)	1,594	3,013
QLogic Corp. (a)	4,442	71,872
Rimage Corp.	400	5,836
SanDisk Corp. (a)	9,028	429,011
Seagate Technology	18,422	309,490
Silicon Graphics International Corp. (a)	1,011	18,299
Smart Technologies, Inc. Class A (a)	1,547	10,922
STEC, Inc. (a)(d)	1,881	33,689
Stratasys, Inc. (a)	722	25,414
Super Micro Computer, Inc. (a)	1,221	20,488
Synaptics, Inc. (a)	1,350	37,868
Transact Technologies, Inc. (a)	1,251	14,387
Xyratex Ltd. (a)	1,176	11,225
		15,690,591
Electronic Equipment & Components - 1.4%
Agilysys, Inc. (a)	1,050	7,151
Brightpoint, Inc. (a)	3,126	28,259
CalAmp Corp. (a)	2,713	8,654
Cognex Corp.	1,796	63,381
Coherent, Inc. (a)	1,205	67,601
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Comverge, Inc. (a)	1,083	$ 3,791
Daktronics, Inc.	1,761	18,931
DDi Corp.	823	7,506
DTS, Inc. (a)	851	39,214
Echelon Corp. (a)	1,830	17,495
Electro Rent Corp.	1,080	16,567
Electro Scientific Industries, Inc. (a)	1,335	24,030
FARO Technologies, Inc. (a)	690	30,884
Flextronics International Ltd. (a)	30,000	217,200
FLIR Systems, Inc.	5,880	212,562
Funtalk China Holdings Ltd. (a)	1,550	10,292
GSI Group, Inc. (a)	1,500	17,850
HLS Systems International Ltd. (a)(d)	1,991	17,521
I. D. Systems Inc. (a)	601	2,692
Identive Group, Inc. (a)	1,560	3,838
Insight Enterprises, Inc. (a)	2,136	35,821
IPG Photonics Corp. (a)	2,143	161,046
Itron, Inc. (a)	1,543	79,079
Littelfuse, Inc.	801	48,060
LoJack Corp. (a)	1,051	4,614
Magal Security Systems Ltd. (a)	1,506	5,045
Maxwell Technologies, Inc. (a)	855	13,954
Measurement Specialties, Inc. (a)	521	19,928
Mercury Computer Systems, Inc. (a)	951	18,183
Microvision, Inc. (a)(d)	3,433	4,257
Molex, Inc.	3,921	107,318
Molex, Inc. Class A (non-vtg.)	3,066	70,027
MTS Systems Corp.	776	31,800
Multi-Fineline Electronix, Inc. (a)	1,116	23,648
National Instruments Corp.	4,575	133,590
NetList, Inc. (a)(d)	6,255	14,512
Newport Corp. (a)	1,221	22,210
Orbotech Ltd. (a)	1,410	18,457
OSI Systems, Inc. (a)	716	28,626
PC Connection, Inc. (a)	691	6,032
PC Mall, Inc. (a)	556	4,604
Planar Systems, Inc. (a)	1,943	5,946
Plexus Corp. (a)	1,731	64,532
Power-One, Inc. (a)(d)	4,043	33,921
RadiSys Corp. (a)	936	8,078
Richardson Electronics Ltd.	1,201	16,454
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Rofin-Sinar Technologies, Inc. (a)	1,121	$ 40,513
Sanmina-SCI Corp. (a)	3,082	32,947
ScanSource, Inc. (a)	1,206	42,729
SMART Modular Technologies (WWH), Inc. (a)	2,116	19,510
Spectrum Control, Inc. (a)	396	7,912
Tech Data Corp. (a)	1,650	78,161
Trimble Navigation Ltd. (a)	4,458	194,770
TTM Technologies, Inc. (a)	2,908	48,156
Universal Display Corp. (a)	2,055	98,065
Viasystems Group, Inc. (a)	708	16,065
X-Rite, Inc. (a)(d)	3,195	15,304
Zygo Corp. (a)	1,006	14,336
		2,403,629
Internet Software & Services - 7.4%
Akamai Technologies, Inc. (a)	7,280	247,047
Ancestry.com, Inc. (a)	1,610	66,219
Autobytel, Inc. (a)	1,756	2,055
Baidu.com, Inc. sponsored ADR (a)	10,515	1,426,991
China Finance Online Co. Ltd. ADR (a)	915	4,355
ChinaCache International Holdings Ltd. sponsored ADR	225	2,714
comScore, Inc. (a)	1,086	30,484
Constant Contact, Inc. (a)	1,602	38,528
Cornerstone Ondemand, Inc.	1,545	29,834
CryptoLogic Ltd. (a)	480	830
DealerTrack Holdings, Inc. (a)	1,896	43,930
Digital River, Inc. (a)	1,521	49,509
EarthLink, Inc.	4,455	35,172
eBay, Inc. (a)	50,731	1,581,285
Enternet Gold Golden Lines Ltd. (a)	720	19,274
Equinix, Inc. (a)	1,731	175,523
FriendFinder Networks, Inc. (a)	972	5,054
GigaMedia Ltd. (a)	2,131	2,728
Google, Inc. Class A (a)	9,820	5,194,976
GSI Commerce, Inc. (a)	2,462	72,014
HSW International, Inc. (a)	177	982
IAC/InterActiveCorp (a)	3,295	121,190
InfoSpace, Inc. (a)	1,401	13,029
Internap Network Services Corp. (a)	2,287	18,868
Internet Initiative Japan, Inc. sponsored ADR	711	6,250
iPass, Inc.	7,740	11,920
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global Communications, Inc. (a)	1,719	$ 49,834
Keynote Systems, Inc.	675	14,330
KIT Digital, Inc. (a)	743	9,102
Ku6 Media Co. Ltd. sponsored ADR (a)	1,681	5,884
Limelight Networks, Inc. (a)	3,326	19,058
Liquidity Services, Inc. (a)	1,191	24,963
LivePerson, Inc. (a)	2,295	27,219
Local.com Corp. (a)(d)	2,237	8,411
LogMeIn, Inc. (a)	845	36,774
LoopNet, Inc. (a)	1,320	24,380
Marchex, Inc. Class B	1,791	13,952
Market Leader, Inc. (a)	861	1,929
MediaMind Technologies, Inc. (a)	704	12,306
Mercadolibre, Inc.	1,716	151,214
ModusLink Global Solutions, Inc.	1,665	7,892
Move, Inc. (a)	6,181	12,177
NetEase.com, Inc. sponsored ADR (a)	2,946	135,899
NIC, Inc.	2,461	32,141
Open Text Corp. (a)	2,210	144,034
OpenTable, Inc. (a)	949	83,825
Openwave Systems, Inc. (a)	3,561	8,653
Perficient, Inc. (a)	1,516	16,903
Points International Ltd. (a)	422	4,460
QuinStreet, Inc. (a)	1,753	27,101
RADVision Ltd. (a)	1,225	11,772
RealNetworks, Inc. (a)	5,541	20,723
Rediff.com India Ltd. sponsored ADR (a)(d)	1,411	15,719
Responsys, Inc.	1,730	29,739
RightNow Technologies, Inc. (a)	1,431	47,366
Saba Software, Inc. (a)	1,606	15,883
SAVVIS, Inc. (a)	2,286	89,840
SciQuest, Inc.	800	13,184
Selectica, Inc. (a)	342	1,741
Sify Technologies Ltd. sponsored ADR (a)(d)	1,740	9,866
SINA Corp. (a)(d)	2,341	278,087
Sohu.com, Inc. (a)	1,395	112,479
SPS Commerce, Inc. (a)	530	8,851
Stamps.com, Inc.	675	8,397
Subaye, Inc. (a)	614	635
Support.com, Inc. (a)	2,745	13,176
TechTarget, Inc. (a)	1,500	12,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
The Knot, Inc. (a)	1,311	$ 13,451
TheStreet.com, Inc.	1,096	3,748
Travelzoo, Inc. (a)	751	56,430
United Online, Inc.	3,243	19,717
ValueClick, Inc. (a)	3,087	55,720
Velti PLC (a)	1,875	28,988
VeriSign, Inc.	6,779	237,401
VistaPrint Ltd. (a)	1,701	83,655
Vocus, Inc. (a)	821	22,364
Web.com, Inc. (a)	1,320	15,748
WebMD Health Corp. (a)	2,196	104,705
WebMediaBrands, Inc. (a)	1,696	2,408
Yahoo!, Inc. (a)	50,999	844,033
Yandex NV	5,200	173,940
Zix Corp. (a)	4,116	15,682
		12,440,770
IT Services - 2.3%
Acorn Energy, Inc. (a)	1,101	4,481
Acxiom Corp. (a)	3,216	44,220
Automatic Data Processing, Inc.	19,188	1,057,451
Cardtronics, Inc. (a)	1,926	42,642
Cass Information Systems, Inc.	385	15,342
China Information Technology, Inc. (a)	1,900	3,667
Cognizant Technology Solutions Corp. Class A (a)	11,744	893,014
Computer Task Group, Inc. (a)	717	9,622
CSG Systems International, Inc. (a)	1,356	25,886
Echo Global Logistics, Inc. (a)	1,404	20,920
Edgewater Technology, Inc. (a)	876	2,610
Euronet Worldwide, Inc. (a)	1,986	34,338
ExlService Holdings, Inc. (a)	1,236	29,021
Fiserv, Inc. (a)	5,954	384,152
Forrester Research, Inc.	975	36,992
Hackett Group, Inc. (a)	1,695	8,424
hiSoft Technology International Ltd. ADR (a)	463	7,227
iGate Corp.	2,041	37,656
Information Services Group, Inc. (a)	1,246	2,504
Infosys Technologies Ltd. sponsored ADR	4,154	256,510
Innodata Isogen, Inc. (a)	1,261	3,329
Integral Systems, Inc. (a)	1,311	15,562
Jack Henry & Associates, Inc.	3,111	97,188
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lionbridge Technologies, Inc. (a)	2,146	$ 6,953
LML Payment Systems, Inc. (a)(d)	2,399	6,933
ManTech International Corp. Class A	800	36,016
NCI, Inc. Class A (a)	491	11,146
Ness Technologies, Inc. (a)	1,176	7,291
Online Resources Corp. (a)	976	3,279
Paychex, Inc.	14,192	458,402
PFSweb, Inc. (a)	2,743	15,114
PRG-Schultz International, Inc. (a)	1,731	13,623
Rainmaker Systems, Inc. (a)	2,401	2,377
Sapient Corp. (a)	4,614	67,780
ServiceSource International, Inc.	1,766	34,349
Syntel, Inc.	1,458	78,542
Teletech Holdings, Inc. (a)	2,691	48,707
Telvent GIT SA (a)	1,232	42,442
Virtusa Corp. (a)	1,000	20,150
Yucheng Technologies Ltd. (a)	496	1,820
		3,887,682
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,286	101,613
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Analogic Technologies, Inc. (a)	2,818	16,993
Advanced Energy Industries, Inc. (a)	1,500	22,275
Aixtron AG sponsored ADR	188	7,479
Alpha & Omega Semiconductor Ltd. (a)	820	11,464
Altera Corp.	12,354	594,104
Amkor Technology, Inc. (a)	7,661	48,954
Amtech Systems, Inc. (a)	401	8,774
ANADIGICS, Inc. (a)	3,015	9,859
Applied Materials, Inc.	52,152	718,655
Applied Micro Circuits Corp. (a)	2,420	25,604
ARM Holdings PLC sponsored ADR	3,037	86,706
ASM International NV unit	2,111	89,063
ASML Holding NV	4,541	177,144
Atmel Corp. (a)	17,856	268,197
ATMI, Inc. (a)	1,291	24,774
AuthenTec, Inc. (a)	1,051	2,659
Avago Technologies Ltd.	9,352	316,004
Axcelis Technologies, Inc. (a)	4,561	8,210
AXT, Inc. (a)	1,989	16,190
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	18,855	$ 678,403
Brooks Automation, Inc. (a)	3,006	34,088
Cabot Microelectronics Corp. (a)	981	49,295
Camtek Ltd. (a)	1,486	4,413
Canadian Solar, Inc. (a)(d)	1,991	19,611
Cavium Networks, Inc. (a)	1,684	74,904
Ceva, Inc. (a)	1,050	36,047
China Sunergy Co. Ltd. ADR (a)	1,320	3,432
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,112	20,465
Cirrus Logic, Inc. (a)	2,601	42,786
Cohu, Inc.	885	11,682
Cree, Inc. (a)	4,085	179,291
Cymer, Inc. (a)	1,206	57,731
Cypress Semiconductor Corp.	6,614	154,900
Diodes, Inc. (a)	1,626	47,479
DSP Group, Inc. (a)	1,305	10,779
Energy Conversion Devices, Inc. (a)(d)	1,811	2,535
Entegris, Inc. (a)	5,220	47,920
Entropic Communications, Inc. (a)(d)	3,249	28,916
Evergreen Solar, Inc. (a)(d)	6,206	4,334
Exar Corp. (a)	1,755	11,162
Ezchip Semiconductor Ltd. (a)	1,020	36,761
FEI Co. (a)	1,455	56,760
First Solar, Inc. (a)(d)	3,298	409,777
FormFactor, Inc. (a)	1,856	18,393
FSI International, Inc. (a)	1,656	7,303
GSI Technology, Inc. (a)	1,220	8,552
GT Solar International, Inc. (a)	5,936	75,743
Hanwha Solarone Co. Ltd. ADR (a)(d)	1,791	12,053
Himax Technologies, Inc. sponsored ADR	3,511	7,654
Hittite Microwave Corp. (a)	1,483	94,052
Ikanos Communications, Inc. (a)	1,860	2,846
Integrated Device Technology, Inc. (a)	7,126	59,787
Integrated Silicon Solution, Inc. (a)	1,011	9,342
Intel Corp.	213,992	4,816,960
Intersil Corp. Class A	4,941	70,903
IXYS Corp. (a)	1,626	22,585
JA Solar Holdings Co. Ltd. ADR (a)(d)	4,791	28,890
KLA-Tencor Corp.	6,418	276,616
Kopin Corp. (a)	3,306	17,224
Kulicke & Soffa Industries, Inc. (a)	2,871	34,883
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	4,935	$ 231,920
Lattice Semiconductor Corp. (a)	4,891	32,232
Linear Technology Corp.	8,680	300,241
LTX-Credence Corp. (a)	2,029	19,276
Marvell Technology Group Ltd. (a)	24,740	401,778
Mattson Technology, Inc. (a)	2,176	3,699
Maxim Integrated Products, Inc.	11,719	319,343
Mellanox Technologies Ltd. (a)	1,272	39,279
Micrel, Inc.	3,171	37,323
Microchip Technology, Inc.	7,211	285,051
Micron Technology, Inc. (a)	38,862	396,392
Microsemi Corp. (a)	3,096	68,267
Mindspeed Technologies, Inc. (a)	1,178	10,237
MIPS Technologies, Inc. (a)	1,995	15,800
MKS Instruments, Inc.	1,961	51,574
Monolithic Power Systems, Inc. (a)	1,386	23,978
MoSys, Inc. (a)	1,530	9,241
Nanometrics, Inc. (a)	801	12,632
Netlogic Microsystems, Inc. (a)	3,044	116,646
Nova Measuring Instruments Ltd. (a)	1,096	11,234
Novellus Systems, Inc. (a)	3,795	137,645
NVE Corp. (a)	210	12,827
NVIDIA Corp. (a)	22,271	446,311
NXP Semiconductors NV	9,657	275,514
O2Micro International Ltd. sponsored ADR (a)	1,626	11,496
Omnivision Technologies, Inc. (a)	2,101	74,186
ON Semiconductor Corp. (a)	16,281	182,673
PDF Solutions, Inc. (a)	1,350	8,519
Pericom Semiconductor Corp. (a)	1,356	12,502
Photronics, Inc. (a)	2,236	22,449
Pixelworks, Inc. (a)	598	1,513
PLX Technology, Inc. (a)	2,101	7,375
PMC-Sierra, Inc. (a)	8,936	70,058
Power Integrations, Inc.	1,000	36,820
QuickLogic Corp. (a)	1,546	4,777
Rambus, Inc. (a)	4,458	64,953
Ramtron International Corp. (a)	1,221	4,188
RDA Microelectronics, Inc. sponsored ADR	350	4,001
RF Micro Devices, Inc. (a)	11,151	70,251
Rubicon Technology, Inc. (a)	951	21,816
Rudolph Technologies, Inc. (a)	1,086	12,739
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SemiLEDs Corp. (d)	1,100	$ 9,229
Semtech Corp. (a)	2,601	74,441
Sigma Designs, Inc. (a)	1,146	10,303
Silicon Image, Inc. (a)	3,261	24,718
Silicon Laboratories, Inc. (a)	1,811	77,837
Silicon Motion Technology Corp. sponsored ADR (a)	1,231	15,018
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,347	28,951
Skyworks Solutions, Inc. (a)	7,002	178,341
Spreadtrum Communications, Inc. ADR (a)(d)	1,338	25,810
Standard Microsystems Corp. (a)	956	25,640
SunPower Corp.:
Class A (a)(d)	2,097	44,163
Class B (a)	1,660	34,511
Supertex, Inc. (a)	494	10,799
Tessera Technologies, Inc. (a)	1,821	31,503
Tower Semiconductor Ltd. (a)	9,998	11,898
TranSwitch Corp. (a)	804	2,709
Trident Microsystems, Inc. (a)	8,196	8,034
TriQuint Semiconductor, Inc. (a)	5,941	76,936
Ultra Clean Holdings, Inc. (a)	1,066	10,831
Ultratech, Inc. (a)	995	31,611
Varian Semiconductor Equipment Associates, Inc. (a)	2,991	183,692
Veeco Instruments, Inc. (a)(d)	1,502	86,500
Verigy Ltd. (a)	2,511	35,455
Vimicro International Corp. sponsored ADR (a)	2,017	5,345
Volterra Semiconductor Corp. (a)	1,266	31,232
Xilinx, Inc.	9,900	353,232
Zoran Corp. (a)	1,861	15,316
		15,353,176
Software - 14.7%
Accelrys, Inc. (a)	2,308	16,687
ACI Worldwide, Inc. (a)	1,817	58,816
Activision Blizzard, Inc.	46,000	551,540
Actuate Corp. (a)	1,740	9,466
Adobe Systems, Inc. (a)	19,900	689,137
Advent Software, Inc. (a)	2,643	73,872
Allot Communications Ltd. (a)	945	14,629
American Software, Inc. Class A	846	6,497
ANSYS, Inc. (a)	3,591	206,016
Ariba, Inc. (a)	3,406	114,237
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
AsiaInfo Holdings, Inc. (a)(d)	2,883	$ 51,692
Aspen Technology, Inc. (a)	3,566	59,017
Authentidate Holding Corp. (a)	6,174	6,915
Autodesk, Inc. (a)	8,763	376,634
Blackbaud, Inc.	1,626	45,772
Blackboard, Inc. (a)	1,342	57,827
BluePhoenix Solutions Ltd. (a)	1,260	1,625
BMC Software, Inc. (a)	6,983	389,861
Bottomline Technologies, Inc. (a)	1,041	27,066
BroadSoft, Inc. (a)	1,060	41,912
CA, Inc.	19,931	466,385
Cadence Design Systems, Inc. (a)	10,371	110,866
Callidus Software, Inc. (a)	2,656	15,644
CDC Corp. Class A (a)	1,412	3,643
CDC Software Corp. ADR (a)	605	2,922
Changyou.com Ltd. (A Shares) ADR (a)	374	15,446
Check Point Software Technologies Ltd. (a)	8,056	442,436
China CGame, Inc. (a)(d)	1,448	1,911
China TransInfo Technlgy Corp. (a)(d)	870	3,863
Cinedigm Digital Cinema Corp. (a)	1,095	2,081
Citrix Systems, Inc. (a)	7,185	629,550
ClickSoftware Technologies Ltd.	1,103	11,758
CommVault Systems, Inc. (a)	1,596	65,979
Compuware Corp. (a)	9,002	91,730
Concur Technologies, Inc. (a)	1,923	96,092
Convio, Inc. (a)	795	9,079
CyberDefender Corp. (a)	4,612	8,348
Deltek, Inc. (a)	2,316	17,254
DemandTec, Inc. (a)	1,131	11,242
Descartes Systems Group, Inc. (a)	2,985	20,301
Digimarc Corp. (a)	390	11,642
ebix.com, Inc. (a)	1,287	25,483
Electronic Arts, Inc. (a)	12,766	311,618
EPIQ Systems, Inc.	1,500	22,440
Evolving Systems, Inc.	1,325	9,222
FalconStor Software, Inc. (a)	2,536	11,158
Fortinet, Inc. (a)	2,621	127,092
Fundtech Ltd. (a)	750	13,470
Glu Mobile, Inc. (a)(d)	5,541	28,204
Guidance Software, Inc. (a)	1,292	10,375
Informatica Corp. (a)	4,100	240,506
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Interactive Intelligence, Inc. (a)	1,041	$ 37,799
Intuit, Inc. (a)	12,134	654,872
JDA Software Group, Inc. (a)	1,557	51,428
Kenexa Corp. (a)	971	30,703
KongZhong Corp. sponsored ADR (a)	1,000	6,260
Lawson Software, Inc. (a)	5,978	66,535
Magic Software Enterprises Ltd. (a)(d)	2,568	14,021
Magma Design Automation, Inc. (a)	2,621	18,295
Majesco Entertainment Co. (a)	7,427	22,355
Manhattan Associates, Inc. (a)	922	33,146
Mentor Graphics Corp. (a)	3,651	48,960
MICROS Systems, Inc. (a)	2,991	152,720
Microsoft Corp.	327,538	8,191,725
MicroStrategy, Inc. Class A (a)	375	54,821
Monotype Imaging Holdings, Inc. (a)	1,551	22,102
Motricity, Inc. (a)(d)	1,688	15,715
Net 1 UEPS Technologies, Inc. (a)	2,000	16,580
NetScout Systems, Inc. (a)	1,866	43,291
Nice Systems Ltd. sponsored ADR (a)	1,581	56,284
Nuance Communications, Inc. (a)	11,280	247,709
Opnet Technologies, Inc.	1,026	40,188
Oracle Corp.	196,966	6,740,177
Parametric Technology Corp. (a)	4,688	109,184
Pegasystems, Inc.	1,228	45,866
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,575	37,249
Pervasive Software, Inc. (a)	1,606	10,359
Progress Software Corp. (a)	2,529	68,460
QAD, Inc.:
Class A	660	7,128
Class B	165	1,709
QLIK Technologies, Inc.	3,023	100,636
Quest Software, Inc. (a)	3,555	80,681
Radiant Systems, Inc. (a)	1,320	27,720
RealPage, Inc.	2,672	78,690
Renaissance Learning, Inc.	1,200	14,004
Retalix Ltd. (a)	786	11,240
Rovi Corp. (a)	4,203	243,606
S1 Corp. (a)	2,685	19,547
Scientific Learning Corp. (a)	1,966	6,114
Shanda Games Ltd. sponsored ADR (a)	3,749	26,768
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	962	41,732
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Smith Micro Software, Inc. (a)	1,336	$ 7,094
Sonic Foundry, Inc. (a)	329	5,076
Sourcefire, Inc. (a)	936	25,001
SRS Labs, Inc. (a)	833	8,072
SS&C Technologies Holdings, Inc. (a)	2,835	55,424
SuccessFactors, Inc. (a)	2,909	102,019
Symantec Corp. (a)	30,325	592,854
Synchronoss Technologies, Inc. (a)	1,251	40,157
Synopsys, Inc. (a)	5,735	156,795
Take-Two Interactive Software, Inc. (a)	2,856	46,810
Taleo Corp. Class A (a)	1,407	52,523
TeleCommunication Systems, Inc. Class A (a)	1,500	7,485
TeleNav, Inc.	1,766	28,856
The9 Ltd. sponsored ADR (a)(d)	786	4,960
THQ, Inc. (a)	3,315	13,691
TIBCO Software, Inc. (a)	6,069	170,478
TigerLogic Corp. (a)(d)	987	4,126
TiVo, Inc. (a)	4,101	42,404
Trunkbow International Holdings Ltd. (a)	1,172	4,325
Ultimate Software Group, Inc. (a)	1,295	73,012
Vasco Data Security International, Inc. (a)	1,515	18,089
Verint Systems, Inc. (a)	1,219	41,373
Versant Corp. (a)	315	3,975
Wave Systems Corp. Class A (a)(d)	3,219	8,820
Websense, Inc. (a)	1,626	40,406
		24,687,162
TOTAL INFORMATION TECHNOLOGY		85,862,387
MATERIALS - 1.2%
Chemicals - 0.5%
A. Schulman, Inc.	1,300	33,137
American Pacific Corp. (a)	525	3,502
Ampal-American Israel Corp. Class A (a)	1,950	2,438
Balchem Corp.	1,200	51,780
Cereplast, Inc. (a)	450	2,318
China Agritech, Inc. (a)(d)	836	2,458
Hawkins, Inc.	555	24,170
Innophos Holdings, Inc.	810	36,361
Innospec, Inc. (a)	1,020	34,568
Keyuan Petrochemicals, Inc. (d)	2,500	10,935
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
KMG Chemicals, Inc.	511	$ 9,454
Landec Corp. (a)	1,071	6,148
Material Sciences Corp. (a)	570	4,503
Methanex Corp.	3,696	117,828
Penford Corp. (a)	476	2,770
Senomyx, Inc. (a)	1,501	9,606
ShengdaTech, Inc. (a)(d)	2,295	7,353
Sigma Aldrich Corp.	4,707	330,855
TPC Group, Inc. (a)	698	25,393
Yongye International, Inc. (a)(d)	2,000	10,660
Zagg, Inc. (a)(d)	2,101	21,598
Zoltek Companies, Inc. (a)	1,281	14,117
		761,952
Construction Materials - 0.0%
United States Lime & Minerals, Inc. (a)	345	13,614
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	300	9,210
Silgan Holdings, Inc.	2,978	133,682
		142,892
Metals & Mining - 0.6%
Century Aluminum Co. (a)	3,466	55,941
China Gerui Adv Mat Group Ltd. (a)	1,568	6,789
China Natural Resources, Inc. (a)(d)	816	10,502
China Precision Steel, Inc. (a)(d)	1,912	2,256
DRDGOLD Ltd. sponsored ADR	970	4,947
Globe Specialty Metals, Inc.	2,759	62,519
Gulf Resources, Inc. (a)(d)	1,170	4,001
Handy & Harman Ltd. (a)	1,487	17,844
Haynes International, Inc.	435	24,477
Horsehead Holding Corp. (a)	1,564	20,864
Kaiser Aluminum Corp.	821	43,300
Olympic Steel, Inc.	480	14,074
Pan American Silver Corp.	4,166	141,186
Qiao Xing Universal Telephone, Inc. (a)(d)	2,194	3,993
Randgold Resources Ltd. sponsored ADR	2,465	202,031
Royal Gold, Inc.	2,051	127,203
Schnitzer Steel Industries, Inc. Class A	866	51,181
Silver Standard Resources, Inc. (a)	3,100	91,357
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	750	4,515
Steel Dynamics, Inc.	8,500	145,350
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sutor Technology Group Ltd. (a)	1,977	$ 2,649
Universal Stainless & Alloy Products, Inc. (a)	469	17,076
US Energy Corp. (a)	1,078	5,379
		1,059,434
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,261	31,044
TOTAL MATERIALS		2,008,936
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.6%
012 Smile.Communications Ltd.	1,052	28,793
8x8, Inc. (a)	5,366	18,298
Alaska Communication Systems Group, Inc.	2,052	18,509
Atlantic Tele-Network, Inc.	551	21,065
Boingo Wireless, Inc.	1,245	11,641
Cbeyond, Inc. (a)	1,101	15,810
City Telecom (HK) Ltd. sponsored ADR	561	8,045
Cogent Communications Group, Inc. (a)	1,770	27,524
Consolidated Communications Holdings, Inc.	1,291	24,710
FairPoint Communications, Inc. (a)	938	10,046
General Communications, Inc. Class A (a)	2,256	27,862
Global Crossing Ltd. (a)	2,036	70,934
Globalstar, Inc. (a)	10,623	12,854
HickoryTech Corp.	570	5,905
Hughes Communications, Inc. (a)	853	51,180
Iridium Communications, Inc. (a)	2,453	21,881
Level 3 Communications, Inc. (a)	62,595	143,343
Neutral Tandem, Inc. (a)	1,292	21,925
PAETEC Holding Corp. (a)	5,541	24,713
SureWest Communications	705	10,483
Telefonos de Mexico SA de CV Series A sponsored ADR	176	3,128
tw telecom, inc. (a)	6,000	130,200
VocalTec Communications Ltd. (a)	422	10,588
Warwick Valley Telephone Co.	571	8,325
Windstream Corp.	19,382	260,688
		988,450
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series A sponsored ADR	296	15,564
Clearwire Corp. Class A (a)(d)	8,936	41,106
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
FiberTower Corp. (a)	1,385	$ 2,562
ICO Global Communications Holdings Ltd. Class A (a)	6,352	18,548
Leap Wireless International, Inc. (a)	2,826	47,505
NII Holdings, Inc. (a)	6,689	292,042
NTELOS Holdings Corp.	1,811	37,759
Partner Communications Co. Ltd. ADR	576	9,729
SBA Communications Corp. Class A (a)	4,672	183,563
Shenandoah Telecommunications Co.	891	16,225
USA Mobility, Inc.	900	14,634
Vodafone Group PLC sponsored ADR	32,569	912,909
		1,592,146
TOTAL TELECOMMUNICATION SERVICES		2,580,596
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	891	37,101
Otter Tail Corp.	1,098	24,068
		61,169
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	900	3,726
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)(d)	2,880	6,883
Water Utilities - 0.0%
Artesian Resources Corp. Class A	375	7,373
Cadiz, Inc. (a)	1,179	12,391
Connecticut Water Service, Inc.	465	11,723
Consolidated Water Co., Inc.	705	6,796
Middlesex Water Co.	510	9,568
Tri-Tech Holding, Inc. (a)	258	2,312
York Water Co.	426	7,493
		57,656
TOTAL UTILITIES		129,434
TOTAL COMMON STOCKS (Cost $133,311,314)		167,449,883
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	7,942	$ 7,942
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,388,881	3,388,881
TOTAL MONEY MARKET FUNDS (Cost $3,396,823)		3,396,823
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $136,708,137)		170,846,706
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(3,078,451)
NET ASSETS - 100%		$ 167,768,255
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 99
Fidelity Securities Lending Cash Central Fund	94,347
Total	$ 94,446
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,971,241	$ 26,958,411	$ -	$ 12,830
Consumer Staples	3,807,841	3,807,841	-	-
Energy	3,046,212	3,043,518	-	2,694
Financials	11,934,838	11,932,743	2,095	-
Health Care	22,378,458	22,376,917	1,541	-
Industrials	8,729,940	8,724,632	-	5,308
Information Technology	85,862,387	85,861,752	-	635
Materials	2,008,936	1,990,648	-	18,288
Telecommunication Services	2,580,596	2,580,596	-	-
Utilities	129,434	129,434	-	-
Money Market Funds	3,396,823	3,396,823	-	-
Total Investments in Securities:	$ 170,846,706	$ 170,803,315	$ 3,636	$ 39,755
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,650
Total Realized Gain (Loss)	16,825
Total Unrealized Gain (Loss)	(68,538)
Cost of Purchases	37,041
Proceeds of Sales	(136,467)
Amortization/Accretion	-
Transfers in to Level 3	183,244
Transfers out of Level 3	-
Ending Balance	$ 39,755
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (74,958)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $3,557,630 of which $2,006,543, $1,453,838 and $97,249 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,311,454) - See accompanying schedule: Unaffiliated issuers (cost $133,311,314)	$ 167,449,883
Fidelity Central Funds (cost $3,396,823)	3,396,823
Total Investments (cost $136,708,137)		$ 170,846,706
Receivable for investments sold		746,286
Dividends receivable		174,393
Distributions receivable from Fidelity Central Funds		19,947
Prepaid expenses		74
Receivable from investment adviser for expense reductions		30,871
Total assets		171,818,277

Liabilities
Payable to custodian bank	$ 65,066
Payable for investments purchased	407,708
Accrued management fee	36,193
Distribution and service plan fees payable	41,279
Other affiliated payables	5,866
Other payables and accrued expenses	105,029
Collateral on securities loaned, at value	3,388,881
Total liabilities		4,050,022

Net Assets		$ 167,768,255
Net Assets consist of:
Paid in capital		$ 127,656,716
Undistributed net investment income		365,440
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,607,529
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,138,570
Net Assets, for 1,500,000 shares outstanding		$ 167,768,255
Net Asset Value, offering price and redemption price per share ($167,768,255 ÷ 1,500,000 shares)		$ 111.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)
Investment Income
Dividends		$ 835,703
Income from Fidelity Central Funds (including $94,347 from security lending)		94,446
Total income		930,149

Expenses
Management fee	$ 211,044
Transfer agent and custody fees	36,211
Distribution and service plan fees	79,134
Licensing fees	52,757
Accounting and security lending fees	34,393
Independent trustees' compensation	432
Audit	41,802
Legal	202
Miscellaneous	7,492
Total expenses before reductions	463,467
Expense reductions	(199,942)	263,525
Net investment income (loss)		666,624
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	319,719
In-kind redemptions	8,994,208
Foreign currency transactions	(4)
Total net realized gain (loss)		9,313,923
Change in net unrealized appreciation (depreciation) on: Investment securities	10,720,773
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		10,720,774
Net gain (loss)		20,034,697
Net increase (decrease) in net assets resulting from operations		$ 20,701,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 666,624	$ 1,115,703
Net realized gain (loss)	9,313,923	5,322,211
Change in net unrealized appreciation (depreciation)	10,720,774	15,045,571
Net increase (decrease) in net assets resulting from operations	20,701,321	21,483,485
Distributions to shareholders from net investment income	(650,000)	(935,000)
Share transactions Proceeds from sales of shares	21,813,924	18,476,000
Cost of shares redeemed	(22,121,283)	(17,969,770)
Net increase (decrease) in net assets resulting from share transactions	(307,359)	506,230
Total increase (decrease) in net assets	19,743,962	21,054,715

Net Assets
Beginning of period	148,024,293	126,969,578
End of period (including undistributed net investment income of $365,440 and undistributed net investment income of $348,816, respectively)	$ 167,768,255	$ 148,024,293
Other Information Shares
Sold	200,000	200,000
Redeemed	(200,000)	(200,000)
Net increase (decrease)	-	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 98.68	$ 84.65	$ 60.62	$ 104.53	$ 95.70	$ 88.26
Income from Investment Operations
Net investment income (loss) D	.41	.71	.55	.69	.51	.47
Net realized and unrealized gain (loss)	13.18	13.92	23.95	(43.96)	8.73	7.87
Total from investment operations	13.59	14.63	24.50	(43.27)	9.24	8.34
Distributions from net investment income	(.42)	(.60)	(.47)	(.53)	(.41)	(.40)
Distributions from net realized gain	-	-	-	(.11)	-	(.50)
Total distributions	(.42)	(.60)	(.47)	(.64)	(.41)	(.90)
Net asset value, end of period	$ 111.85	$ 98.68	$ 84.65	$ 60.62	$ 104.53	$ 95.70
Total Return B, C	13.80%	17.35%	40.62%	(41.62)%	9.68%	9.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.58%	.65%	.73%	.61%	.61%
Expenses net of fee waivers, if any	.30% A	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30% A	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	.76% A	.78%	.78%	.79%	.50%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,768	$ 148,024	$ 126,970	$ 78,805	$ 114,982	$ 172,254
Portfolio turnover rate F, H	5% A	6%	7%	10%	9%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 46,638,159
Gross unrealized depreciation	(12,766,558)
Net unrealized appreciation (depreciation) on securities and other investments	$ 33,871,601
Tax cost	$ 136,975,105

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $4,676,840 and $4,853,975, respectively.

Securities received and delivered through in-kind subscriptions and redemptions aggregated $21,756,863 and $22,056,952, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on .09% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2012. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $199,933.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

8. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the Fund. The fee is charged to cover the costs

Semiannual Report

8. Share Transactions - continued

associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $20,000.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

ETF-USAN-0711
1.802769.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 25, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 25, 2011